UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

The Universal Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2015

Item 1 - Report to Shareholders

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Core Plus Fixed Income Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$995.30	$1,021.42	$3.36	$3.41	0.68%
Core Plus Fixed Income Portfolio Class II	1,000.00	994.40	1,020.18	4.60	4.66	0.93

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.4%)
Agency Adjustable Rate Mortgage (0.2%)
Federal National Mortgage Association, Conventional Pool:
2.38%, 5/1/35	$410	$437
Agency Fixed Rate Mortgages (20.2%)
Federal Home Loan Mortgage Corporation, Gold Pools:
4.00%, 12/1/41	502	532
6.00%, 8/1/37 - 5/1/38	176	198
6.50%, 9/1/32	29	33
7.50%, 5/1/35	75	92
8.00%, 8/1/32	49	62
8.50%, 8/1/31	59	73
July TBA: 3.00%, 7/1/45 (a)	2,490	2,475
3.50%, 7/1/45 (a)	11,619	11,953
4.00%, 7/1/45 (a)	2,437	2,577
Federal National Mortgage Association, Conventional Pools:
3.00%, 5/1/30 - 6/1/40	1,168	1,191
3.50%, 4/1/29	727	768
4.00%, 11/1/41 - 7/1/43	2,375	2,527
4.50%, 8/1/40 - 7/1/41	920	996
5.00%, 7/1/40	301	332
6.00%, 12/1/38	670	763
6.50%, 11/1/27 - 10/1/38	76	88
7.00%, 6/1/29 - 2/1/33	51	53
7.50%, 8/1/37	136	165
8.00%, 4/1/33	101	125
8.50%, 10/1/32	95	121
9.50%, 4/1/30	23	28
July TBA: 3.00%, 7/1/30 (a)	522	541
3.50%, 7/1/30 (a)	103	109
4.50%, 7/1/45 (a)	3,077	3,327
Government National Mortgage Association, July TBA:
3.50%, 7/20/45 (a)	1,996	2,072
4.00%, 7/20/45 (a)	5,400	5,723
4.50%, 7/20/45 (a)	2,340	2,524
Various Pools: 3.50%, 12/15/43	729	761
8.00%, 6/15/26	1	1
9.00%, 1/15/25	2	2
		40,212
Asset-Backed Securities (4.5%)
CAM Mortgage LLC 3.50%, 7/15/64 (b)	828	828
Citigroup Mortgage Loan Trust, Inc. 5.53%, 11/25/34	147	157
CVS Pass-Through Trust, 6.04%, 12/10/28	272	310
8.35%, 7/10/31 (b)	174	232
	Face Amount (000)	Value (000)
Invitation Homes Trust 4.93%, 8/17/32 (b)(c)	$945	$959
Nationstar HECM Loan Trust, 3.84%, 5/25/18 (b)	578	578
7.50%, 11/25/17 (b)	739	743
Rmat Depositor LLC 4.83%, 6/25/35	1,014	1,015
Silver Bay Realty Trust 3.74%, 9/17/31 (b)(c)	700	700
Skopos Auto Receivables Trust 3.10%, 12/15/23 (b)	272	272
Specialty Underwriting & Residential Finance Trust 0.73%, 5/25/35 (c)	64	55
U-Haul S Fleet LLC 4.90%, 10/25/23 (b)	422	439
VOLT NPL X LLC 4.75%, 10/26/54 (b)	493	486
VOLT XIX LLC 5.00%, 4/25/55 (b)	300	301
VOLT XXII LLC 4.25%, 2/25/55 (b)	300	297
VOLT XXX LLC 4.75%, 10/25/57 (b)	400	400
VOLT XXXI LLC 4.50%, 2/25/55 (b)	400	394
VOLT XXXIII LLC 4.25%, 3/25/55 (b)	700	690
		8,856
Collateralized Mortgage Obligations — Agency Collateral Series (2.8%)
Federal Home Loan Mortgage Corporation, IO 0.81%, 1/25/21 (c)	6,021	161
IO REMIC 5.81%, 11/15/43 - 6/15/44 (c)	4,914	918
5.86%, 4/15/39 (c)	1,661	264
IO STRIPS 7.50%, 12/1/29	8	2
Federal National Mortgage Association, IO 6.20%, 9/25/20 (c)	3,554	781
IO REMIC 6.00%, 5/25/33 - 7/25/33	316	72
IO STRIPS 6.50%, 12/25/29 (c)	8	1
7.00%, 11/25/19 (c)	4	1
8.00%, 4/25/24	5	1
8.00%, 6/25/35 (c)	38	9
9.00%, 11/25/26	2	1
REMIC 7.00%, 9/25/32	65	75
9.23%, 10/25/41 (c)(d)	82	81
Government National Mortgage Association, IO 0.83%, 8/20/58 (c)	7,898	228
3.50%, 5/20/43	1,792	384

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont'd)
5.00%, 2/16/41	$243	$52
5.87%, 11/16/40 (c)	1,986	388
5.92%, 7/16/33 (c)	3,956	382
5.96%, 6/20/43 (c)	1,726	296
6.04%, 3/20/43 (c)	2,137	390
6.31%, 5/20/40 (c)	2,531	492
IO PAC 5.96%, 10/20/41 (c)	3,916	552
		5,531
Commercial Mortgage-Backed Securities (6.8%)
Citigroup Commercial Mortgage Trust 3.13%, 9/15/17 (b)(c)	800	751
COMM Mortgage Trust, 4.91%, 12/10/23 (b)(c)	985	944
5.07%, 4/10/47 (b)(c)	797	753
5.22%, 8/10/46 (b)(c)	740	725
IO 0.35%, 7/10/45 (c)	12,798	162
1.18%, 10/10/47 (c)	4,261	243
1.45%, 7/15/47 (c)	3,911	291
Commercial Mortgage Trust 5.48%, 3/10/39	400	418
Credit Suisse Mortgage Trust 4.34%, 3/15/17 (b)(c)	200	200
GS Mortgage Securities Trust, 4.93%, 8/10/46 (b)(c)	500	481
IO 1.03%, 9/10/47 (c)	5,386	304
HILT Mortgage Trust 3.94%, 7/15/29 (b)(c)	600	597
JP Morgan Chase Commercial Mortgage Securities Trust, 4.72%, 7/15/47 (b)(c)	1,030	949
5.46%, 12/12/43	600	617
IO 0.73%, 4/15/46 (c)	6,000	233
1.32%, 7/15/47 (c)	9,708	614
JPMBB Commercial Mortgage Securities Trust, 4.83%, 4/15/47 (b)(c)	704	648
IO 1.28%, 8/15/47 (c)	4,229	318
LB-UBS Commercial Mortgage Trust 6.46%, 9/15/45 (c)	500	530
Wells Fargo Commercial Mortgage Trust 3.94%, 8/15/50 (b)	870	769
WF-RBS Commercial Mortgage Trust, 3.43%, 6/15/45	677	707
3.80%, 11/15/47 (b)	925	778
3.99%, 5/15/47 (b)	526	464
4.28%, 5/15/45 (b)(c)	385	358
5.15%, 9/15/46 (b)(c)	735	723
		13,577
	Face Amount (000)	Value (000)
Corporate Bonds (34.2%)
Finance (13.1%)
Abbey National Treasury Services PLC 3.05%, 8/23/18	$370	$383
ABN Amro Bank N.V. 4.25%, 2/2/17 (b)	475	497
ACE INA Holdings, Inc. 3.35%, 5/15/24	350	351
Aegon N.V. 4.63%, 12/1/15	500	508
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.75%, 5/15/19 (b)	360	357
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/22	275	290
Ally Financial, Inc., 3.25%, 2/13/18	10	10
4.13%, 3/30/20	475	475
American Campus Communities Operating Partnership LP 3.75%, 4/15/23	200	197
American International Group, Inc., 4.88%, 6/1/22	275	302
6.40%, 12/15/20	98	117
American Realty Capital Properties, Inc. 3.00%, 8/1/18	500	468
Banco de Credito del Peru 6.13%, 4/24/27 (b)(c)(e)	300	321
Bank of America Corp., 6.11%, 1/29/37	100	112
MTN 4.00%, 1/22/25	960	937
4.20%, 8/26/24	125	125
5.00%, 1/21/44	200	208
Bank of New York Mellon Corp. (The) 3.65%, 2/4/24	350	360
Barclays Bank PLC 3.75%, 5/15/24 (e)	450	452
BNP Paribas SA, 4.25%, 10/15/24 (e)	200	197
5.00%, 1/15/21	150	166
Boston Properties LP 3.80%, 2/1/24	145	147
BPCE SA 5.15%, 7/21/24 (b)	550	560
Brookfield Asset Management, Inc. 5.80%, 4/25/17	135	145
Capital One Bank, USA NA 3.38%, 2/15/23	510	496
Capital One Financial Corp. 2.45%, 4/24/19	125	125
Citigroup, Inc., 4.05%, 7/30/22 (e)	265	272
5.50%, 9/13/25	550	596
6.68%, 9/13/43	100	121
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	420	399

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Commonwealth Bank of Australia 5.00%, 3/19/20 (b)	$250	$279
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 2/8/22	25	26
3.95%, 11/9/22	625	626
Credit Agricole SA, 3.88%, 4/15/24 (b)(e)	500	505
7.88%, 1/23/24 (b)(c)(f)	200	206
Credit Suisse 6.00%, 2/15/18	5	5
Credit Suisse AG 6.50%, 8/8/23 (b)	350	384
DBS Group Holdings Ltd. 2.25%, 7/16/19 (b)	500	501
Discover Bank 7.00%, 4/15/20	320	373
Discover Financial Services 3.95%, 11/6/24	275	268
Five Corners Funding Trust 4.42%, 11/15/23 (b)	275	285
General Electric Capital Corp., 5.30%, 2/11/21	340	383
MTN 5.88%, 1/14/38	130	156
Series G 6.00%, 8/7/19	375	429
Genworth Holdings, Inc. 7.20%, 2/15/21	200	210
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	435	512
MTN 4.80%, 7/8/44	175	173
Goodman Funding Pty Ltd. 6.38%, 4/15/21 (b)	425	489
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	365	410
HBOS PLC, Series G 6.75%, 5/21/18 (b)	565	628
Healthcare Trust of America Holdings LP 3.70%, 4/15/23	325	314
HSBC Finance Corp. 6.68%, 1/15/21	225	261
HSBC Holdings PLC, 4.25%, 3/14/24	550	556
6.38%, 9/17/24 (c)(f)	200	201
HSBC USA, Inc. 3.50%, 6/23/24 (e)	250	252
ING Bank N.V. 5.80%, 9/25/23 (b)	320	350
ING Groep N.V. 6.00%, 4/16/20 (c)(e)(f)	200	198
Intesa Sanpaolo SpA 5.25%, 1/12/24	300	319
	Face Amount (000)	Value (000)
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/20 (b)	$495	$489
JPMorgan Chase & Co., 3.13%, 1/23/25	650	621
3.20%, 1/25/23	285	280
4.13%, 12/15/26	300	296
4.63%, 5/10/21	65	70
Liberty Mutual Group, Inc. 4.85%, 8/1/44 (b)	125	121
Lloyds Bank PLC 6.50%, 9/14/20 (b)	370	427
Macquarie Bank Ltd. 6.63%, 4/7/21 (b)	260	298
Nationwide Building Society 6.25%, 2/25/20 (b)	545	636
PNC Financial Services Group, Inc. (The) 3.90%, 4/29/24	190	192
Principal Financial Group, Inc. 1.85%, 11/15/17	450	453
Prudential Financial, Inc., MTN 6.63%, 12/1/37	165	200
QBE Capital Funding III Ltd. 7.25%, 5/24/41 (b)(c)	325	361
Realty Income Corp. 3.25%, 10/15/22	350	340
Standard Chartered PLC 3.95%, 1/11/23 (b)	235	230
Swedbank AB 2.38%, 2/27/19 (b)	270	272
TD Ameritrade Holding Corp. 3.63%, 4/1/25	475	483
UnitedHealth Group, Inc., 1.40%, 10/15/17	20	20
2.88%, 3/15/23	750	723
Wells Fargo & Co., 4.13%, 8/15/23	170	177
5.61%, 1/15/44	250	275
Series M 3.45%, 2/13/23	245	244
		26,201
Industrials (20.0%)
21st Century Fox America, Inc. 4.75%, 9/15/44	500	491
ABB Treasury Center USA, Inc. 2.50%, 6/15/16 (b)	580	588
AbbVie, Inc. 3.60%, 5/14/25	300	297
Actavis Funding SCS, 3.80%, 3/15/25	95	94
4.75%, 3/15/45	215	206
ADT Corp. (The) 3.50%, 7/15/22	475	432
Albea Beauty Holdings SA 8.38%, 11/1/19 (b)	400	430

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Altria Group, Inc., 2.85%, 8/9/22	$25	$24
5.38%, 1/31/44	260	276
Amazon.com, Inc. 3.80%, 12/5/24 (e)	475	478
Amgen, Inc. 5.15%, 11/15/41	174	179
Anadarko Petroleum Corp. 6.45%, 9/15/36	225	260
Anglo American Capital PLC 3.63%, 5/14/20 (b)(e)	600	601
Anheuser-Busch InBev Finance, Inc. 3.70%, 2/1/24	425	435
Apple, Inc., 2.40%, 5/3/23	265	254
4.45%, 5/6/44	250	250
AT&T, Inc., 4.75%, 5/15/46	25	23
5.55%, 8/15/41	525	540
6.30%, 1/15/38	80	89
Baidu, Inc. 2.75%, 6/9/19	450	451
Barrick Gold Corp. 4.10%, 5/1/23	235	229
BAT International Finance PLC 3.50%, 6/15/22 (b)	225	227
Baxalta, Inc. 4.00%, 6/23/25 (b)	600	597
Bayer US Finance LLC 3.38%, 10/8/24 (b)	200	199
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	150	156
Bombardier, Inc. 6.13%, 1/15/23 (b)	404	361
BP Capital Markets PLC, 3.25%, 5/6/22	425	426
3.51%, 3/17/25	375	370
Cardinal Health, Inc. 3.75%, 9/15/25 (e)	500	499
Caterpillar, Inc. 3.80%, 8/15/42	275	254
CBS Corp. 4.60%, 1/15/45	175	157
Cequel Communications Holdings I LLC/ Cequel Capital Corp. 6.38%, 9/15/20 (b)	100	100
CEVA Group PLC 7.00%, 3/1/21 (b)	335	325
Citrix Systems, Inc. 0.50%, 4/15/19	400	425
CNH Industrial Capital LLC 3.25%, 2/1/17	278	278
Coca-Cola Co. 3.20%, 11/1/23	350	354
Comcast Corp. 4.60%, 8/15/45	210	209
	Face Amount (000)	Value (000)
Continental Airlines Pass-Thru Certificates 6.13%, 4/29/18	$150	$156
Crown Castle International Corp. 5.25%, 1/15/23	5	5
CSC Holdings LLC 5.25%, 6/1/24 (e)	405	391
Daimler Finance North America LLC 2.25%, 7/31/19 (b)	465	464
DCP Midstream LLC 5.35%, 3/15/20 (b)	225	232
DCP Midstream Operating LP 3.88%, 3/15/23	300	278
Denbury Resources, Inc. 5.50%, 5/1/22	156	140
Devon Energy Corp. 4.75%, 5/15/42	100	96
DirecTV Holdings LLC/DIRECTV Financing Co., Inc. 5.15%, 3/15/42	50	47
Eldorado Gold Corp. 6.13%, 12/15/20 (b)	295	294
EnLink Midstream Partners LP 5.60%, 4/1/44 (e)	200	195
Ensco PLC 5.75%, 10/1/44 (e)	200	179
Experian Finance PLC 2.38%, 6/15/17 (b)	495	498
Family Tree Escrow LLC 5.75%, 3/1/23 (b)	325	341
Ford Motor Credit Co., LLC 5.00%, 5/15/18	400	430
Freeport-McMoRan, Inc. 3.88%, 3/15/23	150	136
General Motors Financial Co., Inc., 4.00%, 1/15/25	225	221
4.38%, 9/25/21	375	390
Gilead Sciences, Inc. 4.80%, 4/1/44	200	206
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	125	158
Glencore Funding LLC 4.13%, 5/30/23 (b)	370	359
Goldcorp, Inc. 3.70%, 3/15/23 (e)	436	420
Harley-Davidson Funding Corp. 6.80%, 6/15/18 (b)	290	331
HCA, Inc. 4.75%, 5/1/23	340	345
Heathrow Funding Ltd. 4.88%, 7/15/21 (b)	435	477
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/1/25 (b)	290	280
Home Depot, Inc. 5.88%, 12/16/36	350	422
Illumina, Inc. 0.00%, 6/15/19 (e)	332	390

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Intel Corp., 2.70%, 12/15/22 (e)	$300	$294
2.95%, 12/15/35 (Convertible)	313	377
International Business Machines Corp. 1.88%, 5/15/19	450	450
Kinder Morgan, Inc., 4.30%, 6/1/25	275	266
5.55%, 6/1/45	425	394
5.63%, 11/15/23 (b)	250	266
Kraft Foods Group, Inc. 5.38%, 2/10/20	26	29
Liberty Media Corp. 1.38%, 10/15/23 (e)	345	329
Lundin Mining Corp. 7.50%, 11/1/20 (b)	314	339
LVMH Moet Hennessy Louis Vuitton SE 1.63%, 6/29/17 (b)	75	76
LyondellBasell Industries N.V. 4.63%, 2/26/55	300	265
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC 5.50%, 4/15/25 (b)	150	146
MasTec, Inc. 4.88%, 3/15/23 (e)	465	427
McDonald's Corp., MTN 4.60%, 5/26/45	300	294
Medtronic, Inc., 3.63%, 3/15/24	340	349
4.63%, 3/15/45 (b)	200	203
Merck & Co., Inc. 2.80%, 5/18/23	300	295
Motorola Solutions, Inc. 4.00%, 9/1/24	275	267
NBC Universal Media LLC, 2.88%, 1/15/23	175	170
5.95%, 4/1/41	150	176
NBC Universal Enterprise, Inc. 1.97%, 4/15/19 (b)	100	99
NetApp, Inc. 2.00%, 12/15/17	150	151
Netflix, Inc. 5.50%, 2/15/22 (b)	480	498
Noble Energy, Inc., 3.90%, 11/15/24 (e)	225	222
5.05%, 11/15/44	200	192
NOVA Chemicals Corp. 5.25%, 8/1/23 (b)	415	423
Novartis Capital Corp. 4.40%, 5/6/44	225	233
Nuance Communications, Inc. 2.75%, 11/1/31 (e)	253	257
NVIDIA Corp. 1.00%, 12/1/18	350	403
Omnicom Group, Inc. 3.65%, 11/1/24	215	212
	Face Amount (000)	Value (000)
ON Semiconductor Corp., Series B 2.63%, 12/15/26	$227	$282
Ooredoo International Finance Ltd. 3.25%, 2/21/23 (b)	350	338
Orange SA 9.00%, 3/1/31	15	21
PepsiCo, Inc. 3.60%, 3/1/24	425	438
Philip Morris International, Inc. 2.50%, 8/22/22	365	352
Phillips 66 Partners LP 4.68%, 2/15/45	150	133
Quest Diagnostics, Inc. 2.70%, 4/1/19 (e)	900	908
QVC, Inc. 4.38%, 3/15/23	325	320
Resort at Summerlin LP, Series B 13.00%, 12/15/07 (g)(h)(i)(j)(k)	299	—
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 9.50%, 6/15/19 (b)	96	101
Rowan Cos., Inc. 5.85%, 1/15/44	150	127
SanDisk Corp. 0.50%, 10/15/20 (e)	600	585
Schlumberger Norge AS 1.25%, 8/1/17 (b)	225	225
Shell International Finance BV 3.25%, 5/11/25	400	397
Siemens Financieringsmaatschappij N.V. 3.25%, 5/27/25 (b)	450	442
SK Telecom Co., Ltd. 2.13%, 5/1/18 (b)	200	202
Spectra Energy Capital LLC 3.30%, 3/15/23	450	413
Spectrum Brands, Inc. 5.75%, 7/15/25 (b)	100	102
Target Corp. 4.00%, 7/1/42	150	142
Telstra Corp., Ltd. 3.13%, 4/7/25 (b)	240	235
Tiffany & Co. 4.90%, 10/1/44	75	72
Time Warner Cable, Inc. 4.50%, 9/15/42 (e)	375	307
Total Capital International SA 2.88%, 2/17/22	50	50
Transocean, Inc., 4.30%, 10/15/22 (e)	300	227
6.88%, 12/15/21 (e)	250	226
Tyson Foods, Inc. 3.95%, 8/15/24	115	116
United Airlines Pass-Through Trust, Series A 3.75%, 3/3/28	150	149
4.00%, 10/11/27	600	606

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
United Technologies Corp. 4.50%, 6/1/42	$100	$102
Vale Overseas Ltd., 5.63%, 9/15/19 (e)	50	54
6.88%, 11/10/39	5	5
Verizon Communications, Inc., 4.67%, 3/15/55 (b)	777	679
5.01%, 8/21/54	259	239
Volkswagen Group of America Finance LLC 2.40%, 5/22/20 (b)	525	523
Wal-Mart Stores, Inc. 5.25%, 9/1/35	285	324
Wesfarmers Ltd. 2.98%, 5/18/16 (b)	290	295
Williams Partners LP/ACMP Finance Corp. 4.88%, 5/15/23	425	420
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/25 (b)	430	412
Yahoo!, Inc. 0.00%, 12/1/18	425	438
Yum! Brands, Inc. 3.88%, 11/1/20 (e)	650	676
ZF North America Capital, Inc. 4.50%, 4/29/22 (b)	475	467
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	190	212
		39,909
Utilities (1.1%)
Boston Gas Co. 4.49%, 2/15/42 (b)	275	277
CEZ AS 4.25%, 4/3/22 (b)	210	221
CMS Energy Corp. 5.05%, 3/15/22	50	55
Exelon Generation Co., LLC 6.25%, 10/1/39	375	415
Jersey Central Power & Light Co. 4.70%, 4/1/24 (b)(e)	575	604
PPL WEM Ltd./Western Power Distribution Ltd. 3.90%, 5/1/16 (b)	460	469
TransAlta Corp. 4.50%, 11/15/22	50	50
		2,091
		68,201
Mortgages — Other (7.9%)
Alternative Loan Trust, 5.50%, 2/25/36 - 5/25/36	94	89
6.00%, 4/25/36 - 7/25/37	222	195
PAC 5.50%, 2/25/36	8	8
6.00%, 4/25/36	30	27
	Face Amount (000)		Value (000)
Banc of America Alternative Loan Trust, 0.84%, 7/25/46 (c)		$355	$240
5.50%, 10/25/35		1,658	1,546
5.86%, 10/25/36		538	353
6.00%, 4/25/36		361	372
Banc of America Funding Trust, 0.56%, 8/25/36 (c)		41	35
6.00%, 7/25/37		40	30
ChaseFlex Trust, 6.00%, 2/25/37		654	565
Credit Suisse First Boston Mortgage Securities Corp., 6.50%, 11/25/35		1,066	561
Fannie Mae Connecticut Avenue Securities, 4.18%, 5/25/25 (c)		671	657
5.09%, 11/25/24 (c)		698	721
First Horizon Alternative Mortgage Securities Trust, 6.00%, 8/25/36		22	18
6.25%, 8/25/36		320	259
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.94%, 9/25/24 (c)		317	310
4.19%, 8/25/24 (c)		306	305
4.44%, 11/25/23 (c)		700	715
4.74%, 10/25/24 (c)		901	923
Grifonas Finance PLC, 0.39%, 8/28/39 (c)	EUR	516	300
GSMSC Pass-Through Trust, 7.50%, 9/25/36 (b)(c)		$478	398
GSR Mortgage Loan Trust, 5.75%, 1/25/37		400	389
HarborView Mortgage Loan Trust, 0.38%, 1/19/38 (c)		283	241
Impac CMB Trust, 0.92%, 4/25/35 (c)		292	220
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35 - 8/25/36		321	308
JP Morgan Mortgage Trust, 3.01%, 6/25/37 (c)		138	128
6.00%, 6/25/37		140	136
Lehman Mortgage Trust, 5.50%, 11/25/35 - 2/25/36		722	702
6.50%, 9/25/37		1,315	1,116
RALI Trust, 0.37%, 12/25/36 (c)		813	635
0.69%, 3/25/35 (c)		619	462
5.50%, 12/25/34		1,030	1,041
6.00%, 4/25/36 - 1/25/37		654	543
PAC 6.00%, 4/25/36		32	28
Residential Asset Securitization Trust, 6.00%, 7/25/36		50	44
Springleaf Mortgage Loan Trust, 3.56%, 12/25/59 (b)(c)		650	656

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Washington Mutual Mortgage Pass-Through Certificates Trust, 0.93%, 4/25/47 (c)		$524	$417
			15,693
Municipal Bonds (0.9%)
City of Chicago, IL, O'Hare International Airport Revenue 6.40%, 1/1/40		115	141
City of New York, NY, Series G-1 5.97%, 3/1/36		245	297
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds 6.18%, 1/1/34		705	852
Municipal Electric Authority of Georgia 6.66%, 4/1/57		435	510
			1,800
Sovereign (7.9%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	BRL	5,895	1,549
Brazilian Government International Bond, 4.25%, 1/7/25 (e)		$200	193
5.00%, 1/27/45		405	352
5.63%, 1/7/41		218	209
EUROFIMA, 6.25%, 12/28/18	AUD	1,205	1,037
Hungary Government Bond, 5.50%, 6/24/25	HUF	160,000	640
6.00%, 11/24/23		180,000	737
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24 (b)	EUR	1,809	2,222
KazMunayGas National Co., JSC, 6.38%, 4/9/21 (b)		$600	631
9.13%, 7/2/18 (b)		100	113
Mexico Government International Bond, 3.63%, 3/15/22		866	879
New Zealand Government Bond, 5.50%, 4/15/23	NZD	1,900	1,483
Pertamina Persero PT, 4.88%, 5/3/22		$1,700	1,719
Peruvian Government International Bond, 7.35%, 7/21/25		10	13
8.75%, 11/21/33		16	24
Petroleos de Venezuela SA, 6.00%, 11/15/26		550	197
Petroleos Mexicanos, 5.50%, 1/21/21		60	65
6.38%, 1/23/45		300	309
6.63%, 6/15/35 - 6/15/38		58	63
8.00%, 5/3/19		15	18
Philippine Government International Bond, 6.38%, 10/23/34		425	565
	Face Amount (000)		Value (000)
Portugal Obrigacoes do Tesouro OT, 3.88%, 2/15/30 (b)	EUR	1,040	$1,225
Spain Government Inflation Linked Bond, 1.00%, 11/30/30 (b)		1,331	1,380
Turkey Government International Bond, 6.75%, 4/3/18		$100	111
6.88%, 3/17/36		17	20
8.00%, 2/14/34		15	19
11.88%, 1/15/30		19	32
			15,805
U.S. Agency Security (1.6%)
Federal Home Loan Mortgage Corporation 1.25%, 10/2/19		3,200	3,159
U.S. Treasury Securities (11.4%)
U.S. Treasury Bonds, 2.75%, 11/15/42		4,350	4,048
3.13%, 2/15/43		850	851
U.S. Treasury Inflation Indexed Bond 0.25%, 1/15/25		7,664	7,529
U.S. Treasury Note 1.50%, 5/31/19		10,300	10,358
			22,786
Total Fixed Income Securities (Cost $195,333)			196,057
	Shares
Short-Term Investments (20.4%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)		4,052,378	4,052
	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $370; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/17; valued at $377)		$370	370
Merrill Lynch & Co., Inc., (0.14%, dated 6/30/15, due 7/1/15; proceeds $370; fully collateralized by a U.S. Government obligation; Zero Coupon due 7/2/15; valued at $377)		370	370
			740
Total Securities held as Collateral on Loaned Securities (Cost $4,792)			4,792
	Shares
Investment Company (14.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $28,199)		28,199,480	28,199

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Treasury Securities (3.9%)
U.S. Treasury Bill 0.09%, 12/10/15 (l)(m)	$1,424	$1,424
U.S. Treasury Note 0.25%, 9/15/15	6,300	6,302
Total U.S. Treasury Securities (Cost $7,725)		7,726
Total Short-Term Investments (Cost $40,716)		40,717
Total Investments (118.8%) (Cost $236,049) Including $8,278 of Securities Loaned (n)		236,774
Liabilities in Excess of Other Assets (-18.8%)		(37,425)
Net Assets (100.0%)		$199,349

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2015.

(e)  All or a portion of this security was on loan at June 30, 2015.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2015.

(g)  Issuer in bankruptcy.

(h)  Non-income producing security; bond in default.

(i)  Security has been deemed illiquid at June 30, 2015.

(j)  Acquired through exchange offer.

(k)  At June 30, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(l)  Rate shown is the yield to maturity at June 30, 2015.

(m)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(n)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

IO  Interest Only.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	5,262	$5,866	7/3/15	USD	5,753	$5,753	$(113)
Citibank NA	MXN	92	6	7/3/15	USD	6	6	—	@
Deutsche Bank AG	CAD	11	9	7/3/15	USD	9	9	—	@
Deutsche Bank AG	ZAR	293	24	7/3/15	USD	24	24	(—	@)
HSBC Bank PLC	HUF	419,884	1,484	7/3/15	USD	1,510	1,510	26
HSBC Bank PLC	NZD	4	3	7/3/15	USD	3	3	—	@
HSBC Bank PLC	USD	9	9	7/3/15	CAD	11	9	—	@
HSBC Bank PLC	USD	5,266	5,266	7/3/15	EUR	4,729	5,272	6
JPMorgan Chase Bank NA	NOK	9	1	7/3/15	USD	1	1	—	@
JPMorgan Chase Bank NA	NZD	2,198	1,490	7/3/15	USD	1,521	1,521	31
UBS AG	AUD	1,395	1,077	7/3/15	USD	1,061	1,061	(16)
UBS AG	BRL	5,164	1,660	7/3/15	USD	1,607	1,607	(53)
UBS AG	CHF	10	11	7/3/15	USD	11	11	(—	@)
UBS AG	JPY	1,207	10	7/3/15	USD	10	10	(—	@)
UBS AG	PLN	15	4	7/3/15	USD	4	4	—	@
UBS AG	SEK	9	1	7/3/15	USD	1	1	(—	@)
UBS AG	TRY	60	22	7/3/15	USD	22	22	(—	@)
UBS AG	USD	29	29	7/3/15	AUD	38	29	(—	@)
UBS AG	USD	1,047	1,047	7/3/15	AUD	1,358	1,047	(—	@)
UBS AG	USD	1,666	1,666	7/3/15	BRL	5,164	1,660	(6)
UBS AG	USD	11	11	7/3/15	CHF	10	11	—	@
UBS AG	USD	600	600	7/3/15	EUR	533	594	(6)
UBS AG	USD	32	32	7/3/15	HUF	8,800	31	(1)

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Deutsche Bank AG	USD	9	$9	8/5/15	CAD	11	$9	$	(—	@)
HSBC Bank PLC	EUR	4,729	5,274	8/5/15	USD	5,268	5,268		(6)
UBS AG	AUD	1,358	1,046	8/5/15	USD	1,046	1,046		—	@
UBS AG	BRL	5,164	1,641	8/5/15	USD	1,647	1,647		6
UBS AG	USD	11	11	8/5/15	CHF	10	11		—	@
			$28,309				$28,177		$(132)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 5 yr. Note	234	$27,906	Sep-15	$(25)
U.S. Treasury Long Bond	43	6,486	Sep-15	(171)
U.S. Treasury Ultra Bond	6	925	Sep-15	(13)
Short:
U.S. Treasury 10 yr. Note	96	(12,112)	Sep-15	67
U.S. Treasury 2 yr. Note	82	(17,953)	Sep-15	(41)
				$(183)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Yum! Brands, Inc.	Buy	$900	1.00%	12/20/18	$(16)	$—	@	$(16)	BBB
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	895	1.00	3/20/19	17	(31)		(14)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.24	Buy	7,650	1.00	6/20/20	(145)	34		(111)	NR
		$9,445			$(144)	$3		$(141)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73%	3/9/20	$15,500	$(103)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.49	6/9/25	7,000	(35)
						$(138)

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR  Not Rated.

LIBOR  London Interbank Offered Rate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

EUR  — Euro

HUF  — Hungarian Forint

JPY  — Japanese Yen

MXN  — Mexican Peso

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

SEK  — Swedish Krona

TRY  — Turkish Lira

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.3%
Industrials	17.2
Short-Term Investments	15.5
Finance	11.3
U.S. Treasury Securities	9.8
Other***	9.4
Sovereign	6.8
Mortgages — Other	6.8
Commercial Mortgage-Backed Securities	5.9
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $65,382,000 with net unrealized depreciation of approximately $183,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $132,000 and does not include open swap agreements with net unrealized depreciation of approximately $135,000.

The accompanying notes are an integral part of the financial statements.
14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $203,798)	$204,523
Investment in Security of Affiliated Issuer, at Value (Cost $32,251)	32,251
Total Investments in Securities, at Value (Cost $236,049)	236,774
Foreign Currency, at Value (Cost $—@)	— @
Cash	205
Receivable for Investments Sold	7,589
Interest Receivable	1,298
Receivable for Portfolio Shares Sold	330
Receivable for Variation Margin on Futures Contracts	234
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	69
Premium Paid on Open Swap Agreements	17
Receivable from Affiliate	5
Tax Reclaim Receivable	4
Unrealized Appreciation on Swap Agreements	— @
Other Assets	18
Total Assets	246,543
Liabilities:
Payable for Investments Purchased	41,467
Collateral on Securities Loaned, at Value	4,998
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	201
Payable for Portfolio Shares Redeemed	169
Payable for Advisory Fees	164
Payable for Servicing Fees	40
Unrealized Depreciation on Swap Agreements	31
Payable for Professional Fees	21
Payable for Distribution Fees — Class II Shares	21
Premium Received on Open Swap Agreements	16
Payable for Custodian Fees	15
Payable for Administration Fees	13
Payable for Directors' Fees and Expenses	3
Payable for Transfer Agency Fees	2
Payable for Variation Margin on Swap Agreements	1
Other Liabilities	32
Total Liabilities	47,194
NET ASSETS	$199,349
Net Assets Consist of:
Paid-in-Capital	$258,987
Accumulated Undistributed Net Investment Income	8,361
Accumulated Net Realized Loss	(68,274)
Unrealized Appreciation (Depreciation) on:
Investments	725
Futures Contracts	(183)
Swap Agreements	(135)
Foreign Currency Forward Exchange Contracts	(132)
Foreign Currency Translations	(— @)
Net Assets	$199,349
CLASS I:
Net Assets	$92,779
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,729,449 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.63
CLASS II:
Net Assets	$106,570
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,066,577 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.59
(1) Including:
Securities on Loan, at Value:	$8,278

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,403
Dividends from Security of Affiliated Issuer (Note G)	30
Income from Securities Loaned — Net	19
Total Investment Income	3,452
Expenses:
Advisory Fees (Note B)	386
Administration Fees (Note C)	200
Distribution Fees — Class II Shares (Note D)	171
Professional Fees	51
Servicing Fees (Note C)	40
Custodian Fees (Note F)	35
Pricing Fees	25
Shareholder Reporting Fees	22
Transfer Agency Fees (Note E)	5
Directors' Fees and Expenses	3
Other Expenses	8
Total Expenses	946
Waiver of Advisory Fees (Note B)	(53)
Distribution Fees — Class II Shares Waived (Note D)	(36)
Rebate from Morgan Stanley Affiliate (Note G)	(18)
Net Expenses	839
Net Investment Income	2,613
Realized Gain (Loss):
Investments Sold	852
Foreign Currency Forward Exchange Contracts	1,161
Foreign Currency Transactions	(14)
Futures Contracts	10
Swap Agreements	(901)
Net Realized Gain	1,108
Change in Unrealized Appreciation (Depreciation):
Investments	(4,542)
Foreign Currency Forward Exchange Contracts	(424)
Foreign Currency Translations	8
Futures Contracts	(146)
Swap Agreements	244
Net Change in Unrealized Appreciation (Depreciation)	(4,860)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(3,752)
Net Decrease in Net Assets Resulting from Operations	$(1,139)

The accompanying notes are an integral part of the financial statements.
16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,613	$4,902
Net Realized Gain	1,108	6,121
Net Change in Unrealized Appreciation (Depreciation)	(4,860)	2,273
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,139)	13,296
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3,127)
Class II:
Net Investment Income	—	(2,121)
Total Distributions	—	(5,248)
Capital Share Transactions:(1)
Class I:
Subscribed	5,276	13,849
Distributions Reinvested	—	3,127
Redeemed	(12,745)	(26,526)
Class II:
Subscribed	20,620	54,495
Distributions Reinvested	—	2,121
Redeemed	(18,171)	(21,586)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,020)	25,480
Total Increase (Decrease) in Net Assets	(6,159)	33,528
Net Assets:
Beginning of Period	205,508	171,980
End of Period (Including Accumulated Undistributed Net Investment Income of $8,361 and $5,748)	$199,349	$205,508
(1) Capital Share Transactions:
Class I:
Shares Subscribed	489	1,312
Shares Issued on Distributions Reinvested	—	300
Shares Redeemed	(1,184)	(2,512)
Net Decrease in Class I Shares Outstanding	(695)	(900)
Class II:
Shares Subscribed	1,919	5,154
Shares Issued on Distributions Reinvested	—	204
Shares Redeemed	(1,693)	(2,049)
Net Increase in Class II Shares Outstanding	226	3,309

The accompanying notes are an integral part of the financial statements.
17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.68		$10.21	$10.64	$10.19	$10.01	$9.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.30	0.29	0.33	0.39	0.34
Net Realized and Unrealized Gain (Loss)	(0.19)		0.49	(0.33)	0.61	0.17	0.36
Total from Investment Operations	(0.05)		0.79	(0.04)	0.94	0.56	0.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)	(0.39)	(0.49)	(0.38)	(0.61)
Net Asset Value, End of Period	$10.63		$10.68	$10.21	$10.64	$10.19	$10.01
Total Return ++	(0.47	)%#	7.85%	(0.32)%	9.44%	5.65%	7.14%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,779		$100,671	$105,420	$120,903	$131,361	$154,029
Ratio of Expenses to Average Net Assets(1)	0.68	%+*	0.65%+	0.69%+	0.69%+	0.67%+	0.69	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.68%	N/A	N/A	N/A	0.69	%+
Ratio of Net Investment Income to Average Net Assets(1)	2.67	%+*	2.83%+	2.75%+	3.18%+	3.89%+	3.44	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.02%	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	220	%#	320%	249%	245%	240%	294%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.75	%*	0.80%	0.78%	0.75%	N/A	0.76	%+
Net Investment Income to Average Net Assets	2.60	%*	2.68%	2.66%	3.12%	N/A	3.38	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.65		$10.19	$10.62	$10.17	$9.99	$9.84
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.27	0.26	0.31	0.37	0.32
Net Realized and Unrealized Gain (Loss)	(0.19)		0.49	(0.33)	0.61	0.16	0.35
Total from Investment Operations	(0.06)		0.76	(0.07)	0.92	0.53	0.67
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.36)	(0.47)	(0.35)	(0.52)
Net Asset Value, End of Period	$10.59		$10.65	$10.19	$10.62	$10.17	$9.99
Total Return ++	(0.56	)%#	7.57%	(0.58)%	9.19%	5.40%	6.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$106,570		$104,837	$66,560	$51,988	$48,855	$48,234
Ratio of Expenses to Average Net Assets(1)	0.93	%+*	0.90%+	0.94%+	0.94%+	0.92%+	0.94	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.93%	N/A	N/A	N/A	0.94	%+
Ratio of Net Investment Income to Average Net Assets(1)	2.42	%+*	2.58%+	2.50%+	2.93%+	3.64%+	3.19	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*	0.02%	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	220	%#	320%	249%	245%	240%	294%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.07	%*	1.15%	1.13%	1.10%	1.03%	1.11	%+
Net Investment Income to Average Net Assets	2.28	%*	2.33%	2.31%	2.77%	3.53%	3.03	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate, mortgage and asset-backed securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$437	$—		$437
Agency Fixed Rate Mortgages	—	40,212	—		40,212
Asset-Backed Securities	—	8,856	—		8,856
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,531	—		5,531
Commercial Mortgage- Backed Securities	—	13,577	—		13,577
Corporate Bonds	—	68,201	—	†	68,201	†
Mortgages - Other	—	15,693	—		15,693
Municipal Bonds	—	1,800	—		1,800
Sovereign	—	15,805	—		15,805
U.S. Agency Security	—	3,159	—		3,159
U.S. Treasury Securities	—	22,786	—		22,786
Total Fixed Income Securities	—	196,057	—	†	196,057	†
Short-Term Investments
Investment Company	32,251	—	—		32,251
Repurchase Agreements	—	740	—		740
U.S. Treasury Securities	—	7,726	—		7,726
Total Short-Term Investments	32,251	8,466	—		40,717
21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Foreign Currency Forward Exchange Contracts	$—	$69	$—		$69
Futures Contract	67	—	—		67
Credit Default Swap Agreements	—	34	—		34
Total Assets	32,318	204,626	—	†	236,944 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(201)	—		(201)
Futures Contracts	(250)	—	—		(250)
Credit Default Swap Agreement	—	(31)	—		(31)
Interest Rate Swap Agreements	—	(138)	—		(138)
Total Liabilities	(250)	(370)	—		(620)
Total	$32,068	$204,256	$—	†	$236,324 †

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$—

†  Includes one security which is valued at zero.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

22

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into

23

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio

24

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$69
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	67	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	—	@
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	34	(a)
Total			$170
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(201)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(250	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(31)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(138	)(a)
Total			$(620)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

@  Value is less than $500.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,161
Interest Rate Risk	Futures Contracts	10
Credit Risk	Swap Agreements	(328)
Interest Rate Risk	Swap Agreements	(573)
Total		$270
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(424)
Interest Rate Risk	Futures Contracts	(146)
Credit Risk	Swap Agreements	37
Interest Rate Risk	Swap Agreements	207
Total		$(326)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)		Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$69		$(201)
Swap Agreements	—	@	(31)
Total	$69		$(232)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

@  Value is less than $500.

25

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$—	@	$	(— @)	$—	$0
HSBC Bank PLC	32			(6)	—	26
JPMorgan Chase Bank NA	31			—	—	31
UBS AG	6			(6)	—	0
Total	$69			$(12)	$—	$57
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)		Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$31	$	(— @)	$—	$31
Citibank NA	113		—	—	113
HSBC Bank PLC	6		(6)	—	0
UBS AG	82		(6)	—	76
Total	$232		$(12)	$—	$220

@  Value is less than $500.

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$22,141,000
Futures Contracts:
Average monthly original value	$170,245,000
Swap Agreements:
Average monthly notional amount	$68,658,000

6.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

7.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the

26

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$8,278	(d)	$—	$(8,278	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Portfolio received cash collateral of approximately $4,998,000, of which approximately $4,792,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $206,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $3,459,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The actual collateral received is greater than the amount shown here due to overcollateralization.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.

However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.31% of the Portfolio's average daily net assets.

27

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $53,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2015, this waiver amounted to approximately $36,000. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor will no longer waive a portion of the distribution fees that it may receive.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston

Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $54,109,000 and $37,364,000, respectively. For the six months ended June 30, 2015, purchases and sales of long-term U.S. Government securities were approximately $381,944,000 and $384,941,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $18,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$55,354	$36,870	$59,973	$30	$32,251

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the

28

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,248	$—	$5,863	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$779	$(779)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,565	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,313,000 and the aggregate gross unrealized depreciation is approximately $3,588,000 resulting in net unrealized appreciation of approximately $725,000.

At December 31, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration*
$422	December 31, 2015
37,317	December 31, 2016
31,734	December 31, 2017

*  Includes capital losses acquired from Flexible Income Portfolio that may be subject to limitation under IRC section 382 in future years, reducing the total carryforward available.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $5,699,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 57.4% and 92.0% for Class I and Class II shares, respectively.

29

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
1258625 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Emerging Markets Debt Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$1,018.90	$1,019.44	$5.41	$5.41	1.08%
Emerging Markets Debt Portfolio Class II	1,000.00	1,019.00	1,019.19	5.66	5.66	1.13

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (94.9%)
Argentina (0.5%)
Sovereign (0.5%)
Republic of Argentina, 2.50%, 12/31/38 (a)(b)(c)	$2,400	$1,296
Brazil (6.5%)
Corporate Bonds (3.8%)
Banco Safra SA, 6.75%, 1/27/21	870	956
6.75%, 1/27/21 (d)	1,280	1,407
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (d)	1,458	1,188
Embraer Netherlands Finance BV, 5.05%, 6/15/25 (e)	1,375	1,375
Minerva Luxembourg SA, 8.75%, 4/3/19 (d)(e)(f)(g)	1,400	1,407
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/1/23 (d)(e)	682	478
6.75%, 10/1/23 (d)(e)	4,173	3,005
		9,816
Sovereign (2.7%)
Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28 (d)	4,150	3,942
Brazilian Government International Bond, 5.00%, 1/27/45	3,309	2,879
		6,821
		16,637
Chile (3.9%)
Corporate Bonds (1.1%)
Colbun SA, 4.50%, 7/10/24 (d)	1,530	1,532
Empresa Electrica Angamos SA, 4.88%, 5/25/29 (d)(e)	1,405	1,386
		2,918
Sovereign (2.8%)
Corporación Nacional del Cobre de Chile, 4.88%, 11/4/44 (d)(e)	2,080	1,997
Empresa Nacional del Petroleo, 4.75%, 12/6/21	2,967	3,081
5.25%, 8/10/20	2,000	2,124
		7,202
		10,120
China (3.5%)
Sovereign (3.5%)
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	7,770	8,162
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25 (d)	838	847
		9,009
Colombia (2.3%)
Corporate Bond (0.2%)
Ecopetrol SA, 5.88%, 5/28/45	628	557
	Face Amount (000)	Value (000)
Sovereign (2.1%)
Colombia Government International Bond, 4.38%, 7/12/21 (e)	$530	$555
5.00%, 6/15/45	3,000	2,790
11.75%, 2/25/20 (e)	1,550	2,116
		5,461
		6,018
Croatia (1.5%)
Sovereign (1.5%)
Croatia Government International Bond, 5.50%, 4/4/23	1,620	1,674
6.00%, 1/26/24 (d)	2,040	2,167
		3,841
Dominican Republic (2.1%)
Sovereign (2.1%)
Dominican Republic International Bond, 6.85%, 1/27/45 (d)	4,464	4,576
7.45%, 4/30/44 (d)	739	811
		5,387
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond, 10.50%, 3/24/20	1,830	1,844
El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond, 6.38%, 1/18/27 (d)	1,130	1,099
Ethiopia (0.7%)
Sovereign (0.7%)
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/24 (d)	1,900	1,883
Gabon (0.5%)
Sovereign (0.5%)
Gabonese Republic, 6.95%, 6/16/25 (d)(e)	1,310	1,303
Honduras (0.5%)
Sovereign (0.5%)
Republic of Honduras, 8.75%, 12/16/20	1,160	1,320
Hungary (3.6%)
Sovereign (3.6%)
Hungary Government International Bond, 5.38%, 3/25/24	2,502	2,718
5.75%, 11/22/23	4,640	5,162
6.38%, 3/29/21	1,110	1,265
		9,145
Indonesia (9.3%)
Sovereign (9.3%)
Indonesia Government International Bond, 5.13%, 1/15/45 (d)	1,650	1,578
5.88%, 1/15/24 (d)	1,870	2,071
7.75%, 1/17/38	2,925	3,737

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Indonesia (cont'd)
Majapahit Holding BV, 7.75%, 1/20/20	$3,850	$4,461
Pertamina Persero PT, 4.30%, 5/20/23	2,000	1,920
4.88%, 5/3/22	2,900	2,933
5.25%, 5/23/21	200	208
6.45%, 5/30/44 (d)(e)	1,870	1,851
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	4,660	4,951
		23,710
Iraq (0.4%)
Sovereign (0.4%)
Republic of Iraq, 5.80%, 1/15/28	1,250	1,017
Ivory Coast (1.5%)
Sovereign (1.5%)
Ivory Coast Government International Bond, 5.38%, 7/23/24 (d)(e)	780	739
5.75%, 12/31/32	3,230	3,061
		3,800
Jamaica (0.4%)
Sovereign (0.4%)
Jamaica Government International Bond, 7.63%, 7/9/25	920	1,035
Kazakhstan (4.0%)
Sovereign (4.0%)
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22 (d)	1,770	1,584
KazAgro National Management Holding JSC, 4.63%, 5/24/23 (d)	2,120	1,876
Kazakhstan Government International Bond, 3.88%, 10/14/24 (d)(e)	2,600	2,457
KazMunayGas National Co., JSC, 6.00%, 11/7/44 (d)	2,130	1,835
9.13%, 7/2/18	2,230	2,528
		10,280
Kenya (1.2%)
Sovereign (1.2%)
Kenya Government International Bond, 6.88%, 6/24/24 (d)	3,030	3,089
Lithuania (1.1%)
Sovereign (1.1%)
Lithuania Government International Bond, 6.63%, 2/1/22	1,330	1,587
7.38%, 2/11/20	925	1,104
		2,691
Mexico (13.4%)
Corporate Bonds (4.6%)
Alfa SAB de CV, 6.88%, 3/25/44	2,150	2,209
Cemex Finance LLC, 9.38%, 10/12/22	2,200	2,461
	Face Amount (000)	Value (000)
Elementia SAB de CV, 5.50%, 1/15/25 (d)(e)	$800	$814
Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38 (d)(e)	2,615	2,667
Nemak SA de CV, 5.50%, 2/28/23 (d)	1,560	1,607
5.50%, 2/28/23	2,000	2,060
		11,818
Sovereign (8.8%)
Mexico Government International Bond, 4.00%, 10/2/23	1,500	1,545
4.60%, 1/23/46	2,530	2,350
6.05%, 1/11/40	1,482	1,689
Petroleos Mexicanos, 4.88%, 1/24/22	3,560	3,711
5.50%, 1/21/21	1,470	1,598
5.63%, 1/23/46 (d)	2,200	2,062
6.38%, 1/23/45	2,860	2,949
6.50%, 6/2/41	2,330	2,435
6.63%, 6/15/38	1,176	1,247
8.00%, 5/3/19	1,176	1,381
8.63%, 12/1/23	1,350	1,673
		22,640
		34,458
Mozambique (0.4%)
Sovereign (0.4%)
EMATUM Via Mozambique EMATUM Finance 2020 BV, 6.31%, 9/11/20	1,100	1,028
Panama (2.1%)
Sovereign (2.1%)
Panama Government International Bond, 4.00%, 9/22/24	1,594	1,610
5.20%, 1/30/20	1,930	2,131
8.88%, 9/30/27	1,183	1,680
		5,421
Paraguay (1.0%)
Sovereign (1.0%)
Republic of Paraguay, 4.63%, 1/25/23 (d)	880	893
6.10%, 8/11/44 (d)	1,580	1,612
		2,505
Peru (2.9%)
Corporate Bonds (1.4%)
Banco de Credito del Peru, 6.13%, 4/24/27 (d)(e)(g)	2,280	2,443
Union Andina de Cementos SAA, 5.88%, 10/30/21 (d)(e)	1,040	1,054
		3,497

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Peru (cont'd)
Sovereign (1.5%)
Corporación Financiera de Desarrollo SA, 5.25%, 7/15/29 (d)(g)	$1,298	$1,311
Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)(e)	207	197
Peruvian Government International Bond, 6.55%, 3/14/37 (e)	1,800	2,250
		3,758
		7,255
Philippines (4.7%)
Sovereign (4.7%)
Philippine Government International Bond, 3.95%, 1/20/40	4,196	4,249
8.38%, 6/17/19	546	678
9.50%, 2/2/30	4,391	7,124
		12,051
Poland (2.1%)
Sovereign (2.1%)
Poland Government International Bond, 3.00%, 3/17/23	4,450	4,380
4.00%, 1/22/24	650	683
5.00%, 3/23/22	250	278
		5,341
Russia (7.5%)
Sovereign (7.5%)
Russian Foreign Bond — Eurobond, 4.50%, 4/4/22	15,200	14,953
5.63%, 4/4/42	4,600	4,341
		19,294
Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia, 4.88%, 2/25/20	850	860
7.25%, 9/28/21	1,335	1,500
		2,360
South Africa (2.8%)
Corporate Bond (0.4%)
MTN Mauritius Investments Ltd., 4.76%, 11/11/24 (d)	1,140	1,137
Sovereign (2.4%)
Eskom Holdings SOC Ltd., 5.75%, 1/26/21 (d)	3,278	3,229
7.13%, 2/11/25 (d)(e)	2,080	2,109
Transnet SOC Ltd., 4.00%, 7/26/22 (d)(e)	950	917
		6,255
		7,392
	Face Amount (000)	Value (000)
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond, 5.88%, 7/25/22 (d)	$580	$573
6.25%, 10/4/20	139	143
6.25%, 10/4/20 (d)	510	524
		1,240
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA, 5.75%, 1/30/25 (d)	1,300	1,274
Turkey (5.9%)
Sovereign (5.9%)
Export Credit Bank of Turkey, 5.88%, 4/24/19 (d)	3,210	3,399
Turkey Government International Bond, 3.25%, 3/23/23 (e)	740	691
4.88%, 4/16/43	2,000	1,827
5.63%, 3/30/21	7,200	7,797
6.88%, 3/17/36	1,200	1,397
		15,111
Venezuela (5.6%)
Sovereign (5.6%)
Petroleos de Venezuela SA, 6.00%, 11/15/26	21,890	7,826
8.50%, 11/2/17	4,855	3,350
9.00%, 11/17/21	3,400	1,402
Venezuela Government International Bond, 6.00%, 12/9/20	880	330
9.00%, 5/7/23	2,030	797
11.75%, 10/21/26	1,240	539
		14,244
Total Fixed Income Securities (Cost $250,729)		243,498
	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (g)(h)	750	104
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g)(h)	3,750	39
Total Warrants (Cost $—)		143
	Shares
Short-Term Investments (11.5%)
Securities held as Collateral on Loaned Securities (7.8%)
Investment Company (6.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	16,805,693	16,806

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (1.2%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $1,534; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/17; valued at $1,565)	$1,534	$1,534
Merrill Lynch & Co., Inc., (0.14%, dated 6/30/15, due 7/1/15; proceeds $1,534; fully collateralized by a U.S. Government obligation; 0.00% due 7/2/15; valued at $1,565)	1,534	1,534
		3,068
Total Securities held as Collateral on Loaned Securities (Cost $19,874)		19,874
	Shares
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $9,441)	9,440,665	9,441
Total Short-Term Investments (Cost $29,315)		29,315
Total Investments (106.5%) (Cost $280,044) Including $24,898 of Securities Loaned (i)		272,956
Liabilities in Excess of Other Assets (-6.5%)		(16,579)
Net Assets		$256,377

(a)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.

(b)  Issuer in bankruptcy.

(c)  Non-income producing security; bond in default.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  All or a portion of this security was on loan at June 30, 2015.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2015.

(g)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.

(h)  Security has been deemed illiquid at June 30, 2015.

(i)  Securities are available for collateral in connection with an open futures contract.

Futures Contract:

The Portfolio had the following futures contract open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	45	$(5,678)	Sep-15	$50

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	84.5%
Corporate Bonds	11.7
Other**	3.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open short futures contract with an underlying face amount of approximately $5,678,000 with unrealized appreciation of approximately $50,000.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $253,797)	$246,709
Investment in Security of Affiliated Issuer, at Value (Cost $26,247)	26,247
Total Investments in Securities, at Value (Cost $280,044)	272,956
Cash	852
Interest Receivable	3,872
Receivable for Portfolio Shares Sold	104
Receivable for Variation Margin on Futures Contract	70
Receivable from Affiliate	1
Other Assets	17
Total Assets	277,872
Liabilities:
Collateral on Securities Loaned, at Value	20,726
Payable for Advisory Fees	486
Payable for Portfolio Shares Redeemed	114
Payable for Servicing Fees	72
Payable for Professional Fees	25
Deferred Capital Gain Country Tax	18
Payable for Administration Fees	17
Payable for Custodian Fees	6
Payable for Transfer Agency Fees	2
Payable for Directors' Fees and Expenses	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	26
Total Liabilities	21,495
NET ASSETS	$256,377
Net Assets Consist of:
Paid-in-Capital	$254,390
Accumulated Undistributed Net Investment Income	20,009
Accumulated Net Realized Loss	(10,966)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $18 of Deferred Capital Gain Country Tax)	(7,106)
Futures Contracts	50
Foreign Currency Translations	(— @)
Net Assets	$256,377
CLASS I:
Net Assets	$236,477
Net Asset Value, Offering and Redemption Price Per Share Applicable to 29,193,969 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.10
CLASS II:
Net Assets	$19,900
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,472,899 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.05
(1) Including:
Securities on Loan, at Value:	$24,898

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$7,926
Income from Securities Loaned — Net	76
Dividends from Securities of Unaffiliated Issuers	23
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	8,028
Expenses:
Advisory Fees (Note B)	967
Administration Fees (Note C)	248
Servicing Fees (Note C)	72
Professional Fees	52
Distribution Fees — Class II Shares (Note D)	31
Shareholder Reporting Fees	18
Custodian Fees (Note F)	14
Pricing Fees	8
Transfer Agency Fees (Note E)	5
Directors' Fees and Expenses	4
Other Expenses	8
Total Expenses	1,427
Distribution Fees — Class II Shares Waived (Note D)	(26)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	1,400
Net Investment Income	6,628
Realized Loss:
Investments Sold	(1,494)
Foreign Currency Forward Exchange Contracts	(3)
Foreign Currency Transactions	(5)
Futures Contracts	(151)
Net Realized Loss	(1,653)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $18)	(122)
Foreign Currency Translations	— @
Futures Contracts	45
Net Change in Unrealized Appreciation (Depreciation)	(77)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,730)
Net Increase in Net Assets Resulting from Operations	$4,898

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,628	$13,338
Net Realized Loss	(1,653)	(5,768)
Net Change in Unrealized Appreciation (Depreciation)	(77)	661
Net Increase in Net Assets Resulting from Operations	4,898	8,231
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(14,437)
Net Realized Gain	—	(1,986)
Class II:
Net Investment Income	—	(1,189)
Net Realized Gain	—	(165)
Total Distributions	—	(17,777)
Capital Share Transactions:(1)
Class I:
Subscribed	11,589	18,453
Distributions Reinvested	—	16,423
Redeemed	(23,578)	(54,407)
Class II:
Subscribed	2,647	6,399
Distributions Reinvested	—	1,354
Redeemed	(2,591)	(8,004)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,933)	(19,782)
Total Decrease in Net Assets	(7,035)	(29,328)
Net Assets:
Beginning of Period	263,412	292,740
End of Period (Including Accumulated Undistributed Net Investment Income of $20,009 and $13,381)	$256,377	$263,412
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,417	2,183
Shares Issued on Distributions Reinvested	—	1,967
Shares Redeemed	(2,909)	(6,568)
Net Decrease in Class I Shares Outstanding	(1,492)	(2,418)
Class II:
Shares Subscribed	324	760
Shares Issued on Distributions Reinvested	—	163
Shares Redeemed	(321)	(966)
Net Increase (Decrease) in Class II Shares Outstanding	3	(43)

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.95		$8.22	$9.52	$8.31	$8.14	$7.75
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.39	0.40	0.37	0.41	0.40
Net Realized and Unrealized Gain (Loss)	(0.06)		(0.13)	(1.23)	1.10	0.15	0.33
Total from Investment Operations	0.15		0.26	(0.83)	1.47	0.56	0.73
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)	(0.36)	(0.26)	(0.30)	(0.34)
Net Realized Gain	—		(0.06)	(0.11)	—	(0.09)	—
Total Distributions	—		(0.53)	(0.47)	(0.26)	(0.39)	(0.34)
Net Asset Value, End of Period	$8.10		$7.95	$8.22	$9.52	$8.31	$8.14
Total Return ++	1.89	%#	2.93%	(8.75)%	17.96%	7.03%	9.74%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$236,477		$243,906	$272,200	$403,697	$255,316	$227,693
Ratio of Expenses to Average Net Assets	1.08	%+*	1.08%+	1.06%+	1.04%+	1.04%+	1.07%+
Ratio of Net Investment Income to Average Net Assets	5.15	%+*	4.69%+	4.48%+	4.18%+	4.95%+	4.96%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.01%	0.01%
Portfolio Turnover Rate	22	%#	81%	88%	39%	52%	89%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$7.90		$8.17	$9.46	$8.26	$8.10	$7.71
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.39	0.39	0.37	0.40	0.39
Net Realized and Unrealized Gain (Loss)	(0.05)		(0.13)	(1.22)	1.08	0.15	0.33
Total from Investment Operations	0.15		0.26	(0.83)	1.45	0.55	0.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.47)	(0.35)	(0.25)	(0.30)	(0.33)
Net Realized Gain	—		(0.06)	(0.11)	—	(0.09)	—
Total Distributions	—		(0.53)	(0.46)	(0.25)	(0.39)	(0.33)
Net Asset Value, End of Period	$8.05		$7.90	$8.17	$9.46	$8.26	$8.10
Total Return ++	1.90	%#	2.89%	(8.76)%	17.88%	6.88%	9.74%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,900		$19,506	$20,540	$27,815	$30,852	$31,360
Ratio of Expenses to Average Net Assets(1)	1.13	%+*	1.13%+	1.11%+	1.09%+	1.09%+	1.12%+
Ratio of Net Investment Income to Average Net Assets(1)	5.10	%+*	4.64%+	4.43%+	4.13%+	4.90%+	4.91%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.01%	0.01%
Portfolio Turnover Rate	22	%#	81%	88%	39%	52%	89%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.40	%*	1.43%	1.41%	1.40%	1.40%	1.43%+
Net Investment Income to Average Net Assets	4.83	%*	4.34%	4.13%	3.82%	4.59%	4.60%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$29,743	$—	$29,743
Sovereign	—	213,755	—	213,755
Total Fixed Income Securities	—	243,498	—	243,498
Warrants	—	143	—	143
Short-Term Investments
Investment Company	26,247	—	—	26,247
Repurchase Agreements	—	3,068	—	3,068
Total Short-Term Investments	26,247	3,068	—	29,315
Futures Contract	50	—	—	50
Total Assets	$26,297	$246,709	$—	$273,006

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to market on a daily basis to determine

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of June 30, 2015, the Portfolio did not have any open foreign currency forward exchange contracts.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$50	(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(3)
Interest Rate Risk	Futures Contracts	(151)
Total		$(154)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$45

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$33,368,000

7.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$24,898	(b)	$—	$(24,898	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Portfolio received cash collateral of approximately $20,726,000, of which approximately $19,874,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $852,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $4,653,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2015, this waiver amounted to approximately $26,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $55,277,000 and $68,989,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$22,361	$63,358	$59,472	$3	$26,247

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$15,626	$2,151	$15,086	$4,190

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, paydown adjustments, defaulted bonds and distribution redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized (Loss) (000)	Paid-in- Capital (000)
$49	$(49)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$13,414	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,927,000 and the aggregate gross unrealized depreciation is approximately $15,015,000 resulting in net unrealized depreciation of approximately $7,088,000.

At December 31, 2014, the Portfolio had available for Federal income tax purposes unused short term and long term capital losses of approximately $2,138,000 and $5,964,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 78.9% and 78.4% for Class I and Class II shares, respectively.

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
1257819 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Emerging Markets Equity Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$1,046.50	$1,017.75	$7.21	$7.10	1.42%
Emerging Markets Equity Portfolio Class II	1,000.00	1,046.70	1,017.50	7.46	7.35	1.47

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Argentina (0.4%)
YPF SA ADR	52,327	$1,435
Austria (2.1%)
Erste Group Bank AG (a)	169,961	4,827
Vienna Insurance Group AG Wiener Versicherung Gruppe (b)	69,189	2,374
		7,201
Brazil (6.5%)
Banco Bradesco SA (Preference)	370,584	3,397
BRF SA	327,498	6,918
CCR SA	284,235	1,363
Itau Unibanco Holding SA (Preference)	389,953	4,292
MercadoLibre, Inc. (b)	16,771	2,377
Raia Drogasil SA	167,037	2,153
Ultrapar Participacoes SA	88,449	1,869
		22,369
Chile (0.5%)
SACI Falabella	257,051	1,795
China (17.8%)
BAIC Motor Corp., Ltd. H Shares (a)(c)(d)	107,000	129
Bank of China Ltd. H Shares (c)	15,609,000	10,149
China Construction Bank Corp. H Shares (c)	7,153,230	6,534
China Life Insurance Co., Ltd. H Shares (c)	919,000	4,001
China Machinery Engineering Corp. H Shares (c)	340,000	367
China Mengniu Dairy Co., Ltd. (c)	434,000	2,164
China Mobile Ltd. (c)	541,500	6,933
China Overseas Land & Investment Ltd. (c)	648,000	2,286
China Pacific Insurance Group Co., Ltd. H Shares (c)	586,600	2,815
China Taiping Insurance Holdings Co., Ltd. (a)(c)	267,200	960
Chongqing Changan Automobile Co., Ltd. B Shares	261,300	668
CSPC Pharmaceutical Group Ltd. (c)	958,000	947
Huadian Power International Corp., Ltd. H Shares (c)	1,238,000	1,372
Huatai Securities Co., Ltd. H Shares (a)(c)(d)	280,200	792
JD.com, Inc. ADR (a)	50,499	1,722
Nan Ya Plastics Corp.	362,000	849
NetEase, Inc. ADR	6,526	945
Qihoo 360 Technology Co., Ltd. ADR (a)	10,762	729
Shenzhen International Holdings Ltd. (c)	613,000	1,071
Sihuan Pharmaceutical Holdings Group Ltd. (c)(e)	2,910,000	1,573
TAL Education Group ADR (a)	34,959	1,234
Tencent Holdings Ltd. (c)	600,500	11,984
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	176,000	1,068
		61,292
Colombia (0.9%)
Cemex Latam Holdings SA (a)	220,234	1,079
Grupo de Inversiones Suramericana SA	73,156	1,039
	Shares	Value (000)
Grupo de Inversiones Suramericana SA (Preference)	56,514	$790
		2,908
Czech Republic (1.1%)
Komercni Banka AS	17,044	3,778
Egypt (0.5%)
Commercial International Bank Egypt SAE	246,547	1,831
Hong Kong (2.1%)
AIA Group Ltd.	272,600	1,785
Samsonite International SA	1,555,200	5,377
		7,162
India (10.3%)
Ashok Leyland Ltd.	3,704,868	4,221
Bharat Petroleum Corp., Ltd.	182,649	2,522
Glenmark Pharmaceuticals Ltd.	210,822	3,291
HDFC Bank Ltd. (a)	214,739	4,185
ICICI Bank Ltd.	219,052	1,060
Idea Cellular Ltd.	452,485	1,252
IndusInd Bank Ltd. (a)	257,005	3,641
Marico Ltd.	371,511	2,623
Maruti Suzuki India Ltd.	56,058	3,688
Oil & Natural Gas Corp., Ltd.	78,530	382
Shree Cement Ltd.	15,217	2,710
Shriram Transport Finance Co., Ltd.	205,035	2,748
Sun Pharmaceutical Industries Ltd.	120,751	1,658
Tata Consultancy Services Ltd.	32,136	1,287
		35,268
Indonesia (2.5%)
AKR Corporindo Tbk PT	1,731,300	769
Kalbe Farma Tbk PT	12,623,300	1,586
Link Net Tbk PT (a)	3,161,100	1,203
Matahari Department Store Tbk PT	2,208,700	2,742
Surya Citra Media Tbk PT	3,894,000	840
XL Axiata Tbk PT (a)	4,718,800	1,304
		8,444
Korea, Republic of (12.4%)
Amorepacific Corp.	5,877	2,202
Cosmax, Inc.	7,642	1,381
Coway Co., Ltd.	39,613	3,246
Hotel Shilla Co., Ltd.	20,451	2,044
KB Financial Group, Inc.	88,727	2,935
Kia Motors Corp.	45,621	1,853
Korea Aerospace Industries Ltd.	17,692	1,261
LG Chem Ltd.	7,662	1,913
Lotte Chemical Corp.	7,439	1,927
NAVER Corp.	5,090	2,893
Nexon Co., Ltd.	118,200	1,627
Samsung Electronics Co., Ltd.	8,841	10,050
Samsung Electronics Co., Ltd. (Preference)	2,521	2,244
Samsung Life Insurance Co., Ltd.	20,838	2,008
Shinhan Financial Group Co., Ltd.	8,906	332
SK Hynix, Inc.	95,743	3,631

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
SK Telecom Co., Ltd.	5,073	$1,137
		42,684
Laos (0.3%)
Kolao Holdings	47,716	956
Kolao Holdings GDR	1	—	@
		956
Malaysia (0.9%)
Astro Malaysia Holdings Bhd	1,644,700	1,342
IHH Healthcare Bhd (a)	1,038,400	1,558
		2,900
Mexico (6.6%)
Alfa SAB de CV	1,688,174	3,235
America Movil SAB de CV, Class L ADR	110,967	2,365
Cemex SAB de CV ADR (a)	520,417	4,767
El Puerto de Liverpool SAB de CV	112,189	1,295
Fomento Economico Mexicano SAB de CV ADR	69,635	6,204
Grupo Financiero Banorte SAB de CV Series O	363,289	1,997
Grupo Financiero Inbursa SAB de CV Series O	641,329	1,455
Mexichem SAB de CV	528,936	1,528
		22,846
Pakistan (0.7%)
United Bank Ltd.	1,471,300	2,468
Panama (0.3%)
Copa Holdings SA, Class A (b)	13,879	1,146
Peru (1.1%)
Credicorp Ltd.	28,006	3,891
Philippines (4.0%)
BDO Unibank, Inc.	582,200	1,400
DMCI Holdings, Inc.	3,750,150	1,098
International Container Terminal Services, Inc.	575,360	1,406
LT Group, Inc.	4,570,400	1,411
Metro Pacific Investments Corp.	19,824,400	2,080
Metropolitan Bank & Trust Co.	1,526,565	3,182
SM Investments Corp.	157,578	3,128
		13,705
Poland (3.7%)
Bank Pekao SA	60,094	2,876
Bank Zachodni WBK SA (a)	14,728	1,337
CCC SA	31,419	1,454
Jeronimo Martins SGPS SA	234,814	3,010
PKP Cargo SA	76,217	1,678
Polski Koncern Naftowy Orlen SA	112,138	2,202
		12,557
Qatar (0.1%)
Ooredoo QSC	15,805	378
Russia (1.8%)
Mail.ru Group Ltd. GDR (a)	85,944	1,792
NovaTek OAO (Registered GDR)	15,896	1,618
X5 Retail Group N.V. GDR (a)	70,634	1,176
	Shares	Value (000)
Yandex N.V., Class A (a)	106,327	$1,618
		6,204
South Africa (7.3%)
Life Healthcare Group Holdings Ltd.	624,188	1,925
Mondi PLC	153,471	3,328
MTN Group Ltd.	234,907	4,417
Naspers Ltd., Class N	40,983	6,384
Sasol Ltd.	73,363	2,713
Steinhoff International Holdings Ltd. (b)	551,197	3,488
Vodacom Group Ltd.	249,786	2,848
		25,103
Switzerland (0.9%)
Coca-Cola HBC AG (a)	139,174	2,992
Taiwan (9.4%)
Advanced Semiconductor Engineering, Inc.	1,304,000	1,767
Catcher Technology Co., Ltd.	215,000	2,690
Chailease Holding Co., Ltd.	978,405	2,359
Delta Electronics, Inc.	277,000	1,418
Eclat Textile Co., Ltd.	125,444	2,057
Fubon Financial Holding Co., Ltd.	1,539,830	3,064
Ginko International Co., Ltd.	27,000	340
Hermes Microvision, Inc.	28,729	1,872
Largan Precision Co., Ltd.	28,000	3,199
Pegatron Corp.	372,000	1,089
Taiwan Mobile Co., Ltd.	381,000	1,272
Taiwan Semiconductor Manufacturing Co., Ltd.	1,861,000	8,474
Uni-President Enterprises Corp.	1,616,698	2,866
		32,467
Thailand (3.7%)
Advanced Info Service PCL (Foreign)	385,100	2,736
DKSH Holding AG (a)	27,856	2,014
Indorama Ventures PCL (Foreign)	1,958,100	1,609
Land and Houses PCL (Foreign)	4,180,360	1,095
Minor International PCL (Foreign)	1,575,930	1,400
PTT PCL (Foreign)	243,000	2,583
Total Access Communication PCL (Foreign)	326,600	805
Total Access Communication PCL NVDR	209,700	517
		12,759
United States (0.6%)
Yum! Brands, Inc.	24,499	2,207
Total Common Stocks (Cost $279,372)		338,746
Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (f) (Cost $1,996)	5,418,325	1,636
Short-Term Investments (3.0%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G)	7,885,987	7,886

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $720; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/17; valued at $734)	$720	$720
Merrill Lynch & Co., Inc., (0.14%, dated 6/30/15, due 7/1/15; proceeds $720; fully collateralized by a U.S. Government obligation; Zero Coupon due 7/2/15; valued at $734)	720	720
		1,440
Total Securities held as Collateral on Loaned Securities (Cost $9,326)		9,326
	Shares
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,201)	1,200,837	1,201
Total Short-Term Investments (Cost $10,527)		10,527
Total Investments (102.0%) (Cost $291,895) Including $9,453 of Securities Loaned (g)		350,909
Liabilities in Excess of Other Assets (-2.0%)		(6,927)
Net Assets (100.0%)		$343,982

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2015.

(c)  Security trades on the Hong Kong exchange.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)  Security has been deemed illiquid at June 30, 2015.

(f)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts.

@  Value is less than $500.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	JPY	187,524	$1,533	7/16/15	USD	1,518	$1,518	$(15)
State Street Bank and Trust Co.	JPY	5,622	46	7/16/15	USD	46	46	(—	@)
UBS AG	EUR	8,886	9,909	7/23/15	USD	9,991	9,991	82
			$11,488				$11,555	$67

@  Amount is less than $500.

EUR  — Euro

JPY  — Japanese Yen

USD  — United States Dollar

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	67.2%
Banks	19.2
Wireless Telecommunication Services	7.1
Internet Software & Services	6.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $67,000.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $282,808)	$341,822
Investment in Security of Affiliated Issuer, at Value (Cost $9,087)	9,087
Total Investments in Securities, at Value (Cost $291,895)	350,909
Foreign Currency, at Value (Cost $1,094)	1,097
Cash	399
Receivable for Investments Sold	2,269
Dividends Receivable	1,843
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	82
Tax Reclaim Receivable	39
Receivable for Portfolio Shares Sold	9
Receivable from Affiliate	— @
Other Assets	40
Total Assets	356,687
Liabilities:
Collateral on Securities Loaned, at Value	9,725
Payable for Portfolio Shares Redeemed	966
Payable for Advisory Fees	894
Deferred Capital Gain Country Tax	457
Payable for Investments Purchased	322
Payable for Custodian Fees	125
Payable for Servicing Fees	96
Payable for Administration Fees	23
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	15
Payable for Professional Fees	15
Payable for Directors' Fees and Expenses	4
Payable for Transfer Agency Fees	3
Payable for Distribution Fees — Class II Shares	2
Other Liabilities	58
Total Liabilities	12,705
NET ASSETS	$343,982
Net Assets Consist of:
Paid-in-Capital	$318,883
Accumulated Undistributed Net Investment Income	2,714
Accumulated Net Realized Loss	(36,236)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $457 of Deferred Capital Gain Country Tax)	58,557
Foreign Currency Forward Exchange Contracts	67
Foreign Currency Translations	(3)
Net Assets	$343,982
CLASS I:
Net Assets	$254,490
Net Asset Value, Offering and Redemption Price Per Share Applicable to 17,393,364 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.63
CLASS II:
Net Assets	$89,492
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,138,804 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.58
(1) Including:
Securities on Loan, at Value:	$9,453

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $643 of Foreign Taxes Withheld)	$4,453
Income from Securities Loaned — Net	26
Dividends from Security of Affiliated Issuer (Note G)	7
Interest from Securities of Unaffiliated Issuers (Net of @ of Foreign Taxes Withheld)	— @
Total Investment Income	4,486
Expenses:
Advisory Fees (Note B)	2,257
Administration Fees (Note C)	348
Custodian Fees (Note F)	242
Distribution Fees — Class II Shares (Note D)	142
Servicing Fees (Note C)	96
Professional Fees	58
Shareholder Reporting Fees	31
Transfer Agency Fees (Note E)	7
Pricing Fees	7
Directors' Fees and Expenses	5
Other Expenses	7
Total Expenses	3,200
Waiver of Advisory Fees (Note B)	(493)
Distribution Fees — Class II Shares Waived (Note D)	(120)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Net Expenses	2,582
Net Investment Income	1,904
Realized Gain (Loss):
Investments Sold (Net of $45 of Capital Gain Country Tax)	(11,924)
Foreign Currency Forward Exchange Contracts	1,008
Foreign Currency Transactions	(425)
Net Realized Loss	(11,341)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $307)	26,251
Foreign Currency Forward Exchange Contracts	(266)
Foreign Currency Translations	64
Net Change in Unrealized Appreciation (Depreciation)	26,049
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	14,708
Net Increase in Net Assets Resulting from Operations	$16,612

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,904	$1,972
Net Realized Gain (Loss)	(11,341)	10,971
Net Change in Unrealized Appreciation (Depreciation)	26,049	(30,778)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,612	(17,835)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,070)
Class II:
Net Investment Income	—	(333)
Total Distributions	—	(1,403)
Capital Share Transactions:(1)
Class I:
Subscribed	12,929	56,790
Distributions Reinvested	—	1,070
Redeemed	(39,192)	(45,908)
Class II:
Subscribed	8,335	26,250
Distributions Reinvested	—	333
Redeemed	(10,757)	(36,342)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(28,685)	2,193
Total Decrease in Net Assets	(12,073)	(17,045)
Net Assets:
Beginning of Period	356,055	373,100
End of Period (Including Accumulated Undistributed Net Investment Income of $2,714 and $810)	$343,982	$356,055
(1) Capital Share Transactions:
Class I:
Shares Subscribed	883	3,774
Shares Issued on Distributions Reinvested	—	69
Shares Redeemed	(2,674)	(3,120)
Net Increase (Decrease) in Class I Shares Outstanding	(1,791)	723
Class II:
Shares Subscribed	566	1,771
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(741)	(2,431)
Net Decrease in Class II Shares Outstanding	(175)	(639)

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.98		$14.69	$15.03	$12.53	$15.38	$13.01
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.08	0.08	0.08	0.11	0.04
Net Realized and Unrealized Gain (Loss)	0.57		(0.73)	(0.24)	2.42	(2.90)	2.37
Total from Investment Operations	0.65		(0.65)	(0.16)	2.50	(2.79)	2.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	(0.18)	—	(0.06)	(0.08)
Regulatory Settlement Proceeds	—		—	—	—	—	0.04	^^
Net Asset Value, End of Period	$14.63		$13.98	$14.69	$15.03	$12.53	$15.38
Total Return ++	4.65	%#	(4.49)%	(1.02)%	19.95%	(18.22)%	19.02%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$254,490		$268,121	$271,285	$302,315	$423,692	$681,350
Ratio of Expenses to Average Net Assets(1)	1.42	%+^*	1.42%+^	1.41%+^	1.44%+^	1.56%+^	1.59	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.44%+	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.06	%+*	0.53%+	0.57%+	0.56%+	0.80%+	0.30	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.01%	0.01%	0.01%
Portfolio Turnover Rate	19	%#	45%	48%	46%	57%	63%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.69	%*	1.70%	1.71%	1.65%	1.60%	1.61	%+
Net Investment Income to Average Net Assets	0.79	%*	0.25%	0.27%	0.35%	0.76%	0.28	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 18.71%.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.55% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.60% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012		2011	2010
Net Asset Value, Beginning of Period	$13.93		$14.64	$14.98	$12.50		$15.34	$12.98
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.07	0.08	0.07		0.11	0.03
Net Realized and Unrealized Gain (Loss)	0.57		(0.73)	(0.25)	2.41		(2.90)	2.37
Total from Investment Operations	0.65		(0.66)	(0.17)	2.48		(2.79)	2.40
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)	(0.17)	—		(0.05)	(0.08)
Regulatory Settlement Proceeds	—		—	—	—		—	0.04	^^
Net Asset Value, End of Period	$14.58		$13.93	$14.64	$14.98		$12.50	$15.34
Total Return ++	4.67	%#	(4.55)%	(1.10)%	19.84%		(18.24)%	18.94%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$89,492		$87,934	$101,815	$124,551		$360,059	$493,497
Ratio of Expenses to Average Net Assets(1)	1.47	%+^*	1.47%+^	1.46%+^	1.49	%+^	1.61%+^	1.64	%+^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.49	%+	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.01	%+*	0.48%+	0.52%+	0.51	%+	0.75%+	0.25	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.01%		0.01%	0.01%
Portfolio Turnover Rate	19	%#	45%	48%	46%		57%	63%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.01	%*	2.05%	2.06%	2.00%		1.95%	1.96	%+
Net Investment Income (Loss) to Average Net Assets	0.47	%*	(0.10)%	(0.08)%	(0.00	)%§	0.41%	(0.07	)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.31% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 18.63%.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.47% for Class II shares. Prior to March 1, 2012, the maximum ratio was 1.60% for Class II shares. Prior to July 1, 2011, the maximum ratio was 1.65% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

  The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

  The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,261	$—	$—	$1,261
Airlines	1,146	—	—	1,146
Automobiles	2,650	3,688	—	6,338
Banks	57,741	7,826	—	65,567
Beverages	11,675	—	—	11,675
Capital Markets	792	—	—	792
Chemicals	6,217	1,609	—	7,826
Construction & Engineering	367	—	—	367
Construction Materials	8,556	—	—	8,556
Consumer Finance	2,748	—	—	2,748
Diversified Consumer Services	1,234	—	—	1,234
Diversified Financial Services	9,332	—	—	9,332
Diversified Telecommunication Services	2,885	—	—	2,885
Electronic Equipment, Instruments & Components	4,617	—	—	4,617
Food & Staples Retailing	6,339	—	—	6,339
Food Products	11,948	—	—	11,948
Health Care Equipment & Supplies	340	—	—	340
Health Care Providers & Services	3,483	—	—	3,483
Hotels, Restaurants & Leisure	2,207	1,400	—	3,607
Household Durables	6,734	—	—	6,734

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Independent Power Producers & Energy Traders	$1,372	$—		$—	$1,372
Industrial Conglomerates	7,461	—		—	7,461
Information Technology Services	1,287	—		—	1,287
Insurance	13,943	—		—	13,943
Internet & Catalog Retail	1,722	—		—	1,722
Internet Software & Services	22,338	—		—	22,338
Machinery	4,221	—		—	4,221
Media	8,566	—		—	8,566
Multi-line Retail	5,832	—		—	5,832
Oil, Gas & Consumable Fuels	12,741	2,583		—	15,324
Paper & Forest Products	3,328	—		—	3,328
Personal Products	6,206	—		—	6,206
Pharmaceuticals	7,482	1,573		—	9,055
Professional Services	2,014	—		—	2,014
Real Estate Management & Development	2,286	1,095		—	3,381
Road & Rail	1,678	—		—	1,678
Semiconductors & Semiconductor Equipment	15,744	—		—	15,744
Software	1,627	—		—	1,627
Specialty Retail	3,000	—	@	—	3,000
Tech Hardware, Storage & Peripherals	16,073	—		—	16,073
Textiles, Apparel & Luxury Goods	8,888	—		—	8,888
Trading Companies & Distributors	769	—		—	769
Transportation Infrastructure	3,840	—		—	3,840
Wireless Telecommunication Services	20,741	3,541		—	24,282
Total Common Stocks	315,431	23,315		—	338,746
Investment Company	—	1,636		—	1,636
Short-Term Investments
Investment Company	9,087	—		—	9,087
Repurchase Agreements	—	1,440		—	1,440
Total Short-Term Investments	9,087	1,440		—	10,527
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Foreign Currency Forward Exchange Contract	$—	$82	$—	$82
Total Assets	324,518	26,473	—	350,991
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(15)	—	(15)
Total	$324,518	$26,458	$—	$350,976

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $245,182,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.   Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$82
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(15)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency	Forward Exchange Contracts	$1,008
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency	Forward Exchange Contracts	$(266)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contracts	$82	$(15)

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$82	$—	$—	$82
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$15	$—	$—	$15

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$12,129,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$9,453	(b)	$—	$(9,453	)(c)(d)	$0

(b)  Represents market value of loaned securities at period end.

(c)  The Portfolio received cash collateral of approximately $9,725,000, of which approximately $9,326,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $399,000, which is not reflected in the Portfolio of Investments.

(d)  The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share reg-

istration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
1.25%	1.20%	1.15%	1.00%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.97% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42% for Class I shares and 1.47% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $493,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2015, this waiver amounted to approximately $120,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-

term investments, were approximately $68,388,000 and $86,142,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$26,435	$39,395	$56,743	$7	$9,087

During the six months ended June 30, 2015, the Portfolio incurred approximately $8,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,403	$—	$4,723	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies and foreign capital gain tax, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized (Loss) (000)	Paid-in- Capital (000)
$1,502	$(1,502)	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,582	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $78,240,000 and the aggregate gross unrealized depreciation is approximately $19,226,000 resulting in net unrealized appreciation of approximately $59,014,000.

At December 31, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$23,383	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $8,129,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 50.3% and 78.6% for Class I and Class II shares, respectively.

22

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
1257528 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Global Franchise Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,034.30	$1,018.84	$6.05	$6.01	1.20%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were higher but close to its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
France (8.3%)
LVMH Moet Hennessy Louis Vuitton SE	2,923	$512
Pernod Ricard SA	10,621	1,227
Publicis Groupe SA	9,113	674
Sanofi	16,561	1,629
		4,042
Germany (2.0%)
SAP SE	14,026	979
Italy (0.9%)
Davide Campari-Milano SpA	54,273	413
Japan (1.9%)
Japan Tobacco, Inc.	26,400	941
Netherlands (0.5%)
Reed Elsevier N.V.	10,687	253
Switzerland (9.0%)
Nestle SA (Registered)	60,918	4,398
United Kingdom (30.4%)
British American Tobacco PLC	83,917	4,503
Diageo PLC	67,535	1,954
Experian PLC	62,172	1,132
Imperial Tobacco Group PLC	4,676	225
Reckitt Benckiser Group PLC	39,196	3,380
Reed Elsevier PLC	15,078	245
Unilever PLC	80,240	3,442
		14,881
United States (45.4%)
3M Co.	6,014	928
Accenture PLC, Class A	24,178	2,340
Intuit, Inc.	6,175	622
Mead Johnson Nutrition Co.	2,689	243
Microsoft Corp.	73,658	3,252
Mondelez International, Inc., Class A	48,122	1,980
Moody's Corp.	4,983	538
NIKE, Inc., Class B	10,029	1,083
Philip Morris International, Inc.	20,058	1,608
Procter & Gamble Co. (The)	27,340	2,139
Time Warner, Inc.	26,625	2,327
Twenty-First Century Fox, Inc., Class B	43,826	1,412
Visa, Inc., Class A	29,835	2,004
Walt Disney Co. (The)	15,239	1,739
		22,215
Total Common Stocks (Cost $30,729)		48,122
	Shares	Value (000)
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $653)	652,981	$653
Total Investments (99.7%) (Cost $31,382)		48,775
Other Assets in Excess of Liabilities (0.3%)		138
Net Assets (100.0%)		$48,913

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	14.9%
Media	13.6
Food Products	13.6
Other*	13.3
Household Products	11.3
Software	9.9
Information Technology Services	8.9
Beverages	7.4
Personal Products	7.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $30,729)	$48,122
Investment in Security of Affiliated Issuer, at Value (Cost $653)	653
Total Investments in Securities, at Value (Cost $31,382)	48,775
Foreign Currency, at Value (Cost $2)	2
Receivable for Investments Sold	333
Tax Reclaim Receivable	144
Dividends Receivable	67
Receivable for Portfolio Shares Sold	15
Receivable from Affiliate	—	@
Other Assets	14
Total Assets	49,350
Liabilities:
Payable for Portfolio Shares Redeemed	312
Payable for Advisory Fees	62
Payable for Professional Fees	20
Payable for Servicing Fees	12
Payable for Distribution Fees — Class II Shares	10
Payable for Custodian Fees	7
Payable for Administration Fees	3
Payable for Transfer Agency Fees	1
Other Liabilities	10
Total Liabilities	437
NET ASSETS	$48,913
Net Assets Consist of:
Paid-in-Capital	$20,278
Accumulated Undistributed Net Investment Income	1,455
Accumulated Net Realized Gain	9,793
Unrealized Appreciation (Depreciation) on:
Investments	17,393
Foreign Currency Translations	(6)
Net Assets	$48,913
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,948,997 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.59

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $38 of Foreign Taxes Withheld)	$746
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	746
Expenses:
Advisory Fees (Note B)	206
Distribution Fees — Class II Shares (Note D)	81
Administration Fees (Note C)	50
Professional Fees	40
Custodian Fees (Note F)	19
Servicing Fees (Note C)	12
Shareholder Reporting Fees	8
Pricing Fees	3
Transfer Agency Fees (Note E)	1
Directors' Fees and Expenses	1
Other Expenses	4
Total Expenses	425
Waiver of Advisory Fees (Note B)	(66)
Distribution Fees — Class II Shares Waived (Note D)	(51)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	308
Net Investment Income	438
Realized Gain:
Investments Sold	2,160
Foreign Currency Transactions	3
Net Realized Gain	2,163
Change in Unrealized Appreciation (Depreciation):
Investments	(815)
Foreign Currency Translations	4
Net Change in Unrealized Appreciation (Depreciation)	(811)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,352
Net Increase in Net Assets Resulting from Operations	$1,790

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$438	$1,031
Net Realized Gain	2,163	7,696
Net Change in Unrealized Appreciation (Depreciation)	(811)	(6,097)
Net Increase in Net Assets Resulting from Operations	1,790	2,630
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(1,225)
Net Realized Gain	—	(8,682)
Total Distributions	—	(9,907)
Capital Share Transactions:(1)
Class II:
Subscribed	284	887
Distributions Reinvested	—	9,907
Redeemed	(6,508)	(17,379)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,224)	(6,585)
Total Decrease in Net Assets	(4,434)	(13,862)
Net Assets:
Beginning of Period	53,347	67,209
End of Period (Including Accumulated Undistributed Net Investment Income of $1,455 and $1,017)	$48,913	$53,347
(1) Capital Share Transactions:
Class II:
Shares Subscribed	17	49
Shares Issued on Distributions Reinvested	—	609
Shares Redeemed	(394)	(1,002)
Net Decrease in Class II Shares Outstanding	(377)	(344)

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.04		$18.31	$17.26	$15.78	$14.93	$13.17
Income from Investment Operations:
Net Investment Income†	0.14		0.30	0.25	0.38	0.30	0.26
Net Realized and Unrealized Gain	0.41		0.57	2.93	2.04	1.08	1.58
Total from Investment Operations	0.55		0.87	3.18	2.42	1.38	1.84
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)	(0.50)	(0.38)	(0.53)	(0.08)
Net Realized Gain	—		(2.75)	(1.63)	(0.56)	—	—
Total Distributions	—		(3.14)	(2.13)	(0.94)	(0.53)	(0.08)
Net Asset Value, End of Period	$16.59		$16.04	$18.31	$17.26	$15.78	$14.93
Total Return ++	3.43	%#	4.51%	19.66%	15.59%	9.05%	14.05%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$48,913		$53,347	$67,209	$74,190	$83,564	$99,791
Ratio of Expenses to Average Net Assets(1)	1.20	%+*	1.20%+	1.20%+	1.20%+	1.20%+	1.20	%+
Ratio of Net Investment Income to Average Net Assets(1)	1.70	%+*	1.73%+	1.66%+	2.27%+	1.91%+	1.92	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	7	%#	20%	17%	21%	19%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.66	%*	1.66%	1.63%	1.57%	1.54%	1.50	%+
Net Investment Income to Average Net Assets	1.24	%*	1.27%	1.23%	1.90%	1.57%	1.62	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective as of close of business on November 29, 2013, the Portfolio suspended the offering of its shares to new investors and continued to offer its shares to existing shareholders. On February 27, 2015, the Fund recommenced offering Class II shares of the Portfolio.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these

10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$3,594	$—	$—	$3,594
Diversified Financial Services	538	—	—	538
Food Products	6,621	—	—	6,621
Household Products	5,519	—	—	5,519
Industrial Conglomerates	928	—	—	928
Information Technology Services	4,344	—	—	4,344
Media	6,650	—	—	6,650
Personal Products	3,442	—	—	3,442
Pharmaceuticals	1,629	—	—	1,629
Professional Services	1,132	—	—	1,132
Software	4,853	—	—	4,853
Textiles, Apparel & Luxury Goods	1,595	—	—	1,595
Tobacco	7,277	—	—	7,277
Total Common Stocks	48,122	—	—	48,122
Short-Term Investment
Investment Company	653	—	—	653
Total Assets	$48,775	$—	$—	$48,775

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $25,907,000 transferred from Level 2 to

11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.54% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $66,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee,

accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2015, this waiver amounted to approximately $51,000. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor will no longer waive a portion of the distribution fees that it may receive.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

short-term investments, were approximately $3,444,000 and $9,084,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$971	$4,551	$4,869	$—	@	$653

@  Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,365	$8,542	$1,880	$6,126

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(13)	$13	$—

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,088	$7,638

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The aggregate gross unrealized appreciation is approximately $17,542,000 and the aggregate gross unrealized depreciation is approximately $149,000 resulting in net unrealized appreciation of approximately $17,393,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 89.0% for Class II shares.

15

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
1257824 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Global Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expense Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expenses Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$977.30	$1,017.85	$6.86	$7.00	1.40%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average, the actual management fee was higher but close to its peer group average and the total expense was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.7%)
Australia (5.2%)
Dexus Property Group REIT	50,897	$287
Federation Centres REIT	91,683	207
Goodman Group REIT	148,357	718
GPT Group REIT	148,812	491
Investa Office Fund REIT	36,013	106
Mirvac Group REIT	246,693	352
Scentre Group REIT	434,252	1,256
Shopping Centres Australasia Property Group REIT	19,800	32
Stockland REIT	160,991	509
Westfield Corp. REIT	165,094	1,162
		5,120
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	25,728	118
BUWOG AG (a)	2,409	47
		165
Brazil (0.5%)
BR Malls Participacoes SA	30,878	145
BR Properties SA	38,700	130
Iguatemi Empresa de Shopping Centers SA	28,147	223
		498
Canada (2.1%)
Boardwalk Real Estate Investment Trust REIT	7,964	361
Brookfield Canada Office Properties REIT	9,738	211
Calloway Real Estate Investment Trust REIT	4,309	100
Canadian Apartment Properties REIT	1,782	39
Crombie Real Estate Investment Trust REIT	11,834	118
Extendicare, Inc.	18,390	111
First Capital Realty, Inc.	19,622	281
RioCan Real Estate Investment Trust REIT	40,731	873
		2,094
China (0.0%)
China Resources Land Ltd. (b)	4,000	13
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	1,800	14
		27
Finland (0.5%)
Citycon Oyj (a)	101,507	254
Sponda Oyj	54,778	202
		456
France (2.9%)
Fonciere Des Regions REIT	1,164	99
Gecina SA REIT	2,407	297
ICADE REIT	4,383	313
Klepierre REIT	9,424	415
Mercialys SA REIT	686	15
Unibail-Rodamco SE REIT	6,538	1,652
		2,791
	Shares	Value (000)
Germany (1.4%)
Deutsche Annington Immobilien SE	21,367	$603
Deutsche Euroshop AG	2,666	117
Deutsche Wohnen AG	16,627	381
DO Deutsche Office AG REIT	12,459	59
LEG Immobilien AG (a)	2,973	207
		1,367
Hong Kong (11.5%)
Champion REIT	105,000	58
Hang Lung Properties Ltd.	73,000	217
Henderson Land Development Co., Ltd.	59,679	408
Hongkong Land Holdings Ltd.	283,400	2,324
Hysan Development Co., Ltd.	223,921	971
Kerry Properties Ltd.	60,199	236
Link REIT (The)	200,664	1,175
New World Development Co., Ltd.	462,031	604
Sino Land Co., Ltd.	105,085	176
Sun Hung Kai Properties Ltd.	206,893	3,352
Swire Properties Ltd.	234,500	749
Wharf Holdings Ltd.	150,816	1,004
		11,274
Ireland (0.2%)
Green REIT PLC	43,504	71
Hibernia REIT PLC	118,711	167
		238
Italy (0.1%)
Beni Stabili SpA REIT	158,954	118
Japan (11.1%)
Activia Properties, Inc. REIT	32	271
Advance Residence Investment Corp. REIT	60	147
Daibiru Corp.	2,700	25
Daiwa Office Investment Corp. REIT	24	115
Frontier Real Estate Investment Corp. REIT	7	31
GLP J-REIT	234	224
Hulic Co., Ltd.	9,300	83
Hulic REIT, Inc.	9	13
Japan Real Estate Investment Corp. REIT	118	536
Japan Retail Fund Investment Corp. REIT	113	226
Kenedix Office Investment Corp. REIT	8	40
Mitsubishi Estate Co., Ltd.	133,000	2,865
Mitsui Fudosan Co., Ltd.	102,000	2,856
Mori Hills Investment Corp. REIT	198	256
Nippon Building Fund, Inc. REIT	119	521
Nippon Prologis, Inc. REIT	127	234
NTT Urban Development Corp.	5,700	57
Orix, Inc. J-REIT	125	180
Premier Investment Corp. REIT	6	33
Sumitomo Realty & Development Co., Ltd.	42,000	1,473
Tokyo Tatemono Co., Ltd.	19,000	264
Tokyu, Inc. REIT	25	31
United Urban Investment Corp. REIT	253	358
		10,839

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	$—
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	8,501	355
Wereldhave N.V. REIT	4,230	240
		595
Norway (0.3%)
Entra ASA (c)	26,273	245
Norwegian Property ASA (a)	39,294	48
		293
Singapore (2.0%)
Ascendas Real Estate Investment Trust REIT	94,300	172
CapitaLand Commercial Trust REIT	26,300	31
CapitaLand Ltd.	247,900	644
CapitaLand Mall Trust REIT	94,300	151
Global Logistic Properties Ltd.	324,300	609
SPH REIT	84,700	66
UOL Group Ltd.	51,029	262
		1,935
Sweden (0.9%)
Atrium Ljungberg AB, Class B	11,542	151
Castellum AB	5,801	82
Fabege AB	11,005	150
Hufvudstaden AB, Class A	38,970	474
		857
Switzerland (0.9%)
Mobimo Holding AG (Registered) (a)	171	35
PSP Swiss Property AG (Registered) (a)	8,446	723
Swiss Prime Site AG (Registered) (a)	1,008	76
		834
United Kingdom (7.5%)
British Land Co., PLC REIT	111,031	1,384
Capital & Counties Properties PLC	30,802	210
Capital & Regional PLC REIT	285,308	258
Derwent London PLC REIT	10,657	570
Grainger PLC	24,464	88
Great Portland Estates PLC REIT	47,048	574
Hammerson PLC REIT	67,068	648
Helical Bar PLC	98	1
Intu Properties PLC REIT	72,602	351
Land Securities Group PLC REIT	82,711	1,565
LXB Retail Properties PLC (a)	169,987	235
Quintain Estates & Development PLC (a)	154,433	257
Safestore Holdings PLC REIT	16,620	74
Segro PLC REIT	55,853	356
Shaftesbury PLC REIT	11,371	155
ST Modwen Properties PLC	17,566	125
Unite Group PLC (The)	25,160	226
Urban & Civic PLC	59,297	235
Workspace Group PLC REIT	3,869	55
		7,367
	Shares	Value (000)
United States (51.8%)
Acadia Realty Trust REIT	8,731	$254
Alexandria Real Estate Equities, Inc. REIT	3,856	337
AvalonBay Communities, Inc. REIT	18,673	2,985
BioMed Realty Trust, Inc. REIT	17,859	345
Boston Properties, Inc. REIT	20,910	2,531
Camden Property Trust REIT	24,146	1,794
Chesapeake Lodging Trust REIT	23,882	728
Corporate Office Properties Trust REIT	7,990	188
Cousins Properties, Inc. REIT	52,515	545
CubeSmart REIT	6,844	159
DCT Industrial Trust, Inc. REIT	2,315	73
DDR Corp. REIT	5,400	83
Douglas Emmett, Inc. REIT	31,640	852
Duke Realty Corp. REIT	31,861	592
Equity Lifestyle Properties, Inc. REIT	15,660	823
Equity One, Inc. REIT	4,699	110
Equity Residential REIT	58,765	4,124
Essex Property Trust, Inc. REIT	2,818	599
Federal Realty Investment Trust REIT	731	94
Forest City Enterprises, Inc., Class A (a)	11,633	257
General Growth Properties, Inc. REIT	71,064	1,823
HCP, Inc. REIT	3,492	127
Health Care REIT, Inc.	11,040	725
Healthcare Realty Trust, Inc. REIT	8,308	193
Hilton Worldwide Holdings, Inc. (a)	26,679	735
Host Hotels & Resorts, Inc. REIT	147,987	2,935
Hudson Pacific Properties, Inc. REIT	19,540	554
Kimco Realty Corp. REIT	55,287	1,246
LaSalle Hotel Properties REIT	6,984	248
Lexington Realty Trust REIT	3,660	31
Liberty Property Trust REIT	18,750	604
Macerich Co. (The) REIT	6,666	497
Mack-Cali Realty Corp. REIT	28,991	534
Mid-America Apartment Communities, Inc. REIT	7,549	550
National Retail Properties, Inc. REIT	17,354	608
Paramount Group, Inc. REIT	13,559	233
ProLogis, Inc. REIT	27,982	1,038
Public Storage REIT	13,706	2,527
Realty Income Corp. REIT	3,289	146
Regency Centers Corp. REIT	26,634	1,571
Rexford Industrial Realty, Inc. REIT	11,118	162
Senior Housing Properties Trust REIT	34,635	608
Simon Property Group, Inc. REIT	36,065	6,240
Sovran Self Storage, Inc. REIT	4,562	396
Starwood Hotels & Resorts Worldwide, Inc.	19,636	1,592
STORE Capital Corp. REIT	27,904	561
Tanger Factory Outlet Centers, Inc. REIT	31,125	987
Urban Edge Properties REIT	9,588	199
Ventas, Inc. REIT	22,336	1,387

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Vornado Realty Trust REIT	35,834	$3,402
WP GLIMCHER, Inc. REIT	51,020	690
		50,622
Total Common Stocks (Cost $74,401)		97,490
	No. of Rights
Rights (0.0%)
Finland (0.0%)
Citycon Oyj (a) (Cost $—)	93,145	10
Total Investments (99.7%) (Cost $74,401)		97,500
Other Assets in Excess of Liabilities (0.3%)		273
Net Assets (100.0%)		$97,773

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security has been deemed illiquid at June 30, 2015.

(e)  At June 30, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.5%
Retail	26.7
Residential	13.3
Office	13.2
Other*	11.9
Lodging/Resorts	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $74,401)	$97,500
Foreign Currency, at Value (Cost $56)	54
Receivable for Investments Sold	429
Dividends Receivable	299
Tax Reclaim Receivable	15
Receivable for Portfolio Shares Sold	4
Receivable from Affiliate	— @
Other Assets	18
Total Assets	98,319
Liabilities:
Payable for Advisory Fees	167
Payable for Investments Purchased	159
Payable for Portfolio Shares Redeemed	95
Payable for Servicing Fees	29
Payable for Custodian Fees	24
Payable for Professional Fees	22
Payable for Distribution Fees — Class II Shares	21
Payable for Administration Fees	7
Payable for Transfer Agency Fees	1
Other Liabilities	21
Total Liabilities	546
NET ASSETS	$97,773
Net Assets Consist of:
Paid-in-Capital	$174,630
Accumulated Undistributed Net Investment Income	1,815
Accumulated Net Realized Loss	(101,769)
Unrealized Appreciation (Depreciation) on:
Investments	23,099
Foreign Currency Translations	(2)
Net Assets	$97,773
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,463,818 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.33

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $61 of Foreign Taxes Withheld)	$1,710
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	1,710
Expenses:
Advisory Fees (Note B)	445
Distribution Fees — Class II Shares (Note D)	166
Administration Fees (Note C)	102
Custodian Fees (Note F)	57
Professional Fees	41
Servicing Fees (Note C)	29
Shareholder Reporting Fees	13
Pricing Fees	8
Directors' Fees and Expenses	3
Transfer Agency Fees (Note E)	2
Other Expenses	5
Total Expenses	871
Waiver of Advisory Fees (Note B)	(102)
Distribution Fees — Class II Shares Waived (Note D)	(35)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	734
Net Investment Income	976
Realized Gain (Loss):
Investments Sold	2,896
Foreign Currency Transactions	(4)
Net Realized Gain	2,892
Change in Unrealized Appreciation (Depreciation):
Investments	(5,968)
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(5,968)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(3,076)
Net Decrease in Net Assets Resulting from Operations	$(2,100)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$976	$1,577
Net Realized Gain	2,892	4,315
Net Change in Unrealized Appreciation (Depreciation)	(5,968)	7,192
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,100)	13,084
Distributions from and/or in Excess of:
Class II:
Net Investment Income	—	(747)
Capital Share Transactions:(1)
Class II:
Subscribed	4,737	13,171
Distributions Reinvested	—	747
Redeemed	(9,860)	(17,976)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,123)	(4,058)
Total Increase (Decrease) in Net Assets	(7,223)	8,279
Net Assets:
Beginning of Period	104,996	96,717
End of Period (Including Accumulated Undistributed Net Investment Income of $1,815 and $839)	$97,773	$104,996
(1) Capital Share Transactions:
Class II:
Shares Subscribed	434	1,312
Shares Issued on Distributions Reinvested	—	72
Shares Redeemed	(907)	(1,786)
Net Decrease in Class II Shares Outstanding	(473)	(402)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.57		$9.35	$9.46	$7.32	$8.40	$7.72
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.16	0.13	0.13	0.10	0.16
Net Realized and Unrealized Gain (Loss)	(0.34)		1.13	0.12	2.06	(0.91)	1.36
Total from Investment Operations	(0.24)		1.29	0.25	2.19	(0.81)	1.52
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	(0.36)	(0.05)	(0.27)	(0.84)
Net Asset Value, End of Period	$10.33		$10.57	$9.35	$9.46	$7.32	$8.40
Total Return++	(2.27	)%#	13.85%	2.63%	29.94%	(10.15)%	22.32%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$97,773		$104,996	$96,717	$96,914	$79,317	$91,324
Ratio of Expenses to Average Net Assets(1)	1.40	%+*	1.40%+	1.40%+	1.40%+	1.40%+	1.40	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.40	%+
Ratio of Net Investment Income to Average Net Assets(1)	1.87	%+*	1.54%+	1.36%+	1.56%+	1.19%+	1.81	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	14	%#	31%	30%	29%	24%	31%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.66	%*	1.72%	1.69%	1.71%	1.67%	1.63	%+
Net Investment Income to Average Net Assets	1.61	%*	1.22%	1.07%	1.24%	0.92%	1.58	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside of the U.S. (foreign real estate companies). The Portfolio currently offers Class II shares only, although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation

12

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$27,779	$—	$—	†	$27,779	†
Health Care	3,151	—	—		3,151
Industrial	3,586	—	—		3,586
Lodging/Resorts	6,238	—	—		6,238
Mixed Industrial/Office	1,684	—	—		1,684
Office	12,886	—	—		12,886
Residential	12,987	—	—		12,987
Retail	26,023	—	—		26,023
Self Storage	3,156	—	—		3,156
Total Common Stocks	97,490	—	—	†	97,490	†
Rights	10	—	—		10
Total Assets	$97,500	$—	$—	†	$97,500	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $44,547,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method.

14

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.40% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $102,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2015, this waiver amounted to approximately $35,000. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor will no longer waive a portion of the distribution fees that it may receive.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $14,286,000 and $17,665,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$686	$6,176	$6,862	$—	@	$—

@  Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$747	$—	$3,649	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, character differences on distributions from real estate investment trust securities and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized (Loss) (000)	Paid-in- Capital (000)
$439	$(443)	$4

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,274	$—

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $25,298,000 and the aggregate gross unrealized depreciation is approximately $2,199,000 resulting in net unrealized appreciation of approximately $23,099,000.

At December 31, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$97,501	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $3,298,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 72.0% for Class II shares.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report — June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
1257541 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Global Strategist Portfolio

(formerly Global Tactical Asset Allocation Portfolio)

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Semi-Annual Report – June 30, 2015

The Universal Institutional Funds, Inc.

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	30
Statement of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	33
Notes to Financial Statements	35
Director and Officer Information	Back Cover

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$982.50	$1,021.97	$2.80	$2.86	0.57%
Global Strategist Portfolio Class II	1,000.00	981.40	1,021.47	3.29	3.36	0.67

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (34.1%)
Agency Fixed Rate Mortgages (3.0%)
United States (3.0%)
Federal Home Loan Mortgage Corporation, Gold Pool: 6.50%, 5/1/29	$—	@	$—	@
July TBA 3.00%, 7/1/45 (a)	280		278
July TBA: 3.50%, 7/1/45 (a)	1,700		1,749
4.00%, 7/1/45 (a)	186		197
Federal National Mortgage Association, Conventional Pools: 3.00%, 5/1/30 - 6/1/30	183		190
3.50%, 4/1/29	162		171
4.00%, 11/1/41 - 7/1/43	458		488
5.00%, 1/1/41 - 3/1/41	208		232
5.50%, 2/1/38	52		59
6.00%, 1/1/38	42		48
6.50%, 8/1/38	7		8
July TBA: 4.50%, 7/1/45 (a)	422		456
Government National Mortgage Association, July TBA: 3.50%, 7/20/45 (a)	288		298
4.00%, 7/20/45 (a)	558		591
Various Pool: 3.50%, 12/15/43	208		217
Total Agency Fixed Rate Mortgages (Cost $4,997)			4,982
Asset-Backed Securities (0.3%)
United States (0.3%)
Brazos Student Finance Corp., 1.18%, 6/25/35 (b)	20		21
CVS Pass-Through Trust, 6.04%, 12/10/28	181		207
Louisiana Public Facilities Authority, Zero Coupon, 4/26/27 (b)	124		125
North Carolina State Education Assistance Authority, 1.06%, 7/25/25 (b)	100		100
Total Asset-Backed Securities (Cost $423)			453
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
United States (0.2%)
Federal Home Loan Mortgage Corporation, 2.36%, 7/25/22	99		98
2.40%, 6/25/22	245		245
Total Collateralized Mortgage Obligations — Agency Collateral Series (Cost $351)			343
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (1.0%)
United States (1.0%)
COMM Mortgage Trust, 3.28%, 1/10/46		$45	$46
4.90%, 7/15/47 (b)(c)		100	92
3.96%, 3/10/47		144	153
Commercial Mortgage Pass-Through Certificates, 2.82%, 10/15/45		57	57
4.24%, 2/10/47 (b)		77	83
Extended Stay America Trust, 2.96%, 12/5/31 (c)		100	101
JPMBB Commercial Mortgage Securities Trust, 4.82%, 8/15/47 (b)(c)		144	132
4.71%, 9/15/47 (b)(c)		102	92
4.11%, 9/15/47 (b)(c)		100	87
NLY Commercial Mortgage Trust, 1.39%, 11/15/30 (b)(c)		104	104
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		40	41
Wells Fargo Commercial Mortgage Trust, 3.94%, 8/15/50 (c)		245	216
1.21%, 2/15/27 (b)(c)		199	199
WF-RBS Commercial Mortgage Trust, 3.99%, 5/15/47 (c)		150	132
4.14%, 10/15/57 (b)(c)		144	127
Total Commercial Mortgage-Backed Securities (Cost $1,638)			1,662
Corporate Bonds (7.7%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd., 4.88%, 1/12/21 (c)		100	112
5.13%, 9/10/19	EUR	100	130
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		$70	72
Commonwealth Bank of Australia, 5.00%, 3/19/20 (c)		50	56
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		85	98
Origin Energy Finance Ltd., 3.50%, 10/9/18 (c)		200	205
Telstra Corp., Ltd., 3.13%, 4/7/25 (c)		55	54
Wesfarmers Ltd., 1.87%, 3/20/18 (c)		25	25
2.98%, 5/18/16 (c)		75	76
			828
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc., 3.70%, 2/1/24		125	128
Brazil (0.0%)
Vale Overseas Ltd., 6.88%, 11/21/36		25	24

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Canada (0.1%)
Barrick Gold Corp., 4.10%, 5/1/23		$25	$24
Brookfield Asset Management, Inc., 5.80%, 4/25/17		35	38
Goldcorp, Inc., 3.70%, 3/15/23		73	70
			132
China (0.3%)
Baidu, Inc., 3.25%, 8/6/18		225	232
Want Want China Finance Ltd., 1.88%, 5/14/18 (c)		200	198
			430
Colombia (0.1%)
Ecopetrol SA, 5.88%, 9/18/23		110	116
France (0.5%)
Banque Federative du Credit Mutuel SA, 2.00%, 9/19/19	EUR	100	117
BNP Paribas SA, 4.25%, 10/15/24		$200	198
5.00%, 1/15/21		85	94
BPCE SA, 5.15%, 7/21/24 (c)		200	204
Credit Agricole SA, 3.90%, 4/19/21	EUR	50	62
5.88%, 6/11/19		50	65
LVMH Moet Hennessy Louis Vuitton SE, 1.63%, 6/29/17 (c)		$75	75
			815
Germany (0.4%)
KFW, 3.75%, 7/18/18	AUD	500	399
Vier Gas Transport GmbH, 3.13%, 7/10/23	EUR	100	125
Volkswagen International Finance N.V., 2.38%, 3/22/17 (c)		$100	102
			626
Hong Kong (0.1%)
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (c)		200	200
Italy (0.1%)
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)		100	114
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	30	44
UniCredit SpA, 4.25%, 7/29/16		50	58
			216
Korea, Republic of (0.1%)
Export-Import Bank of Korea, 4.00%, 1/14/24		$200	213
	Face Amount (000)		Value (000)
Malaysia (0.1%)
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		$200	$198
Netherlands (0.5%)
ABN Amro Bank N.V., 2.50%, 10/30/18 (c)		200	203
3.63%, 10/6/17	EUR	50	60
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 2/8/22		$50	52
Series G 3.75%, 11/9/20	EUR	50	61
ING Bank N.V., 5.25%, 6/5/18		50	64
5.80%, 9/25/23 (c)		$200	219
Shell International Finance BV, 2.13%, 5/11/20		100	100
			759
Spain (0.2%)
Banco Bilbao Vizcaya Argentaria SA, 3.63%, 1/18/17	EUR	50	59
Telefonica Emisiones SAU, 4.71%, 1/20/20		200	257
			316
Sweden (0.1%)
Nordea Bank AB, 4.00%, 3/29/21		70	89
Switzerland (0.3%)
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (c)		$125	127
4.00%, 6/15/21 (c)		50	53
Credit Suisse, 6.00%, 2/15/18		25	27
Glencore Funding LLC, 4.13%, 5/30/23 (c)		100	97
Novartis Capital Corp., 4.40%, 5/6/44		75	78
UBS AG, 7.50%, 7/15/25		150	190
			572
Thailand (0.1%)
PTT Exploration & Production PCL, 3.71%, 9/16/18 (c)		200	209
United Kingdom (0.7%)
Abbey National Treasury Services PLC, 4.00%, 3/13/24		50	52
Bank of Scotland PLC, 4.63%, 6/8/17	EUR	50	61
Barclays Bank PLC, 6.00%, 1/23/18		50	62
BAT International Finance PLC, 5.38%, 6/29/17		50	61
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		$25	31

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Heathrow Funding Ltd., 4.60%, 2/15/20	EUR	50	$62
4.88%, 7/15/23 (c)		$100	110
HSBC Holdings PLC, 4.25%, 3/14/24		200	202
6.25%, 3/19/18	EUR	50	63
Imperial Tobacco Finance PLC, 8.38%, 2/17/16		50	59
Lloyds Bank PLC, 6.50%, 3/24/20		100	133
Nationwide Building Society, 6.25%, 2/25/20 (c)		$270	315
			1,211
United States (3.4%)
AbbVie, Inc., 3.60%, 5/14/25		75	74
Actavis Funding SCS, 3.80%, 3/15/25		25	25
Altria Group, Inc., 2.85%, 8/9/22		30	29
5.38%, 1/31/44		55	58
American International Group, Inc., 4.88%, 6/1/22		50	55
Amgen, Inc., 5.15%, 11/15/41		50	52
Apple, Inc., 3.85%, 5/4/43		50	46
4.45%, 5/6/44		75	75
AT&T, Inc., 4.75%, 5/15/46		25	23
6.30%, 1/15/38		75	84
AvalonBay Communities, Inc., 2.95%, 9/15/22		50	49
Bank of America Corp., 5.70%, 1/24/22		25	28
MTN 4.00%, 4/1/24		120	122
4.20%, 8/26/24		50	50
4.25%, 10/22/26		34	33
5.00%, 1/21/44		70	73
Baxalta, Inc., 4.00%, 6/23/25 (c)		125	124
Bayer US Finance LLC, 3.38%, 10/8/24 (c)		200	199
Boston Properties LP, 3.85%, 2/1/23		75	77
Burlington Northern Santa Fe LLC, 4.55%, 9/1/44		75	74
Citigroup, Inc., 5.50%, 9/13/25		75	81
6.13%, 5/15/18		22	25
6.68%, 9/13/43		20	24
8.13%, 7/15/39		75	108
8.50%, 5/22/19		5	6
Coca-Cola Co., 3.20%, 11/1/23		100	101
	Face Amount (000)		Value (000)
Comcast Corp., 4.60%, 8/15/45		$30	$30
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21		10	11
Enterprise Products Operating LLC, 3.35%, 3/15/23		50	49
5.25%, 1/31/20		35	39
Five Corners Funding Trust, 4.42%, 11/15/23 (c)		200	207
Ford Motor Credit Co., LLC, 4.21%, 4/15/16		100	102
Freeport-McMoRan, Inc., 3.88%, 3/15/23		25	23
General Electric Capital Corp., 5.30%, 2/11/21		100	112
MTN 5.88%, 1/14/38		25	30
Series G 6.00%, 8/7/19		145	166
Genworth Holdings, Inc., 7.20%, 2/15/21		50	52
Gilead Sciences, Inc., 4.80%, 4/1/44		25	26
Goldman Sachs Group, Inc. (The), 4.38%, 3/16/17	EUR	50	59
6.75%, 10/1/37		$125	147
MTN 4.80%, 7/8/44		25	25
Home Depot, Inc., 5.88%, 12/16/36		50	60
HSBC Finance Corp., 6.68%, 1/15/21		50	58
HSBC USA, Inc., 3.50%, 6/23/24		100	101
International Business Machines Corp., 1.95%, 2/12/19		100	100
JPMorgan Chase & Co., 3.20%, 1/25/23		25	25
3.88%, 2/1/24		70	71
4.25%, 10/15/20		50	53
4.63%, 5/10/21		140	152
Kinder Morgan Energy Partners LP, 4.15%, 2/1/24		50	49
Kinder Morgan, Inc., 4.30%, 6/1/25		50	48
Liberty Mutual Group, Inc., 4.85%, 8/1/44 (c)		25	24
McDonald's Corp., 3.38%, 5/26/25		100	98
Medtronic, Inc., 3.63%, 3/15/24		100	103
4.63%, 3/15/45 (c)		25	25
Merck & Co., Inc., 2.80%, 5/18/23		100	98
Monongahela Power Co., 5.40%, 12/15/43 (c)		50	55

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
NBC Universal Media LLC, 4.38%, 4/1/21		$130	$141
NetApp, Inc., 2.00%, 12/15/17		25	25
Ohio Power Co., 5.38%, 10/1/21		75	86
Omnicom Group, Inc., 3.63%, 5/1/22		30	30
3.65%, 11/1/24		32	31
Oncor Electric Delivery Co., LLC, 6.80%, 9/1/18		80	93
Oracle Corp., 3.40%, 7/8/24		75	75
PepsiCo, Inc., 3.60%, 3/1/24		100	103
Philip Morris International, Inc., 2.13%, 5/30/19	EUR	100	118
Plains All American Pipeline LP/PAA Finance Corp., 6.70%, 5/15/36		$60	71
8.75%, 5/1/19		110	134
PPL WEM Ltd./Western Power Distribution Ltd., 3.90%, 5/1/16 (c)		60	61
Principal Financial Group, Inc., 8.88%, 5/15/19		50	62
Prudential Financial, Inc., 6.63%, 12/1/37		40	48
Rowan Cos., Inc., 5.85%, 1/15/44		50	42
Spectra Energy Capital LLC, 7.50%, 9/15/38		50	57
Target Corp., 3.50%, 7/1/24		75	77
Time Warner Cable, Inc., 4.50%, 9/15/42		75	61
Time Warner, Inc., 7.70%, 5/1/32		25	33
Tyson Foods, Inc., 3.95%, 8/15/24		25	25
UnitedHealth Group, Inc., 1.40%, 10/15/17		25	25
4.25%, 3/15/43		25	24
Verizon Communications, Inc., 4.67%, 3/15/55 (c)		82	72
5.01%, 8/21/54		69	64
Wells Fargo & Co., 4.13%, 8/15/23		40	42
Series M 3.45%, 2/13/23		100	100
Zimmer Biomet Holdings, Inc., 5.75%, 11/30/39		50	56
			5,649
Total Corporate Bonds (Cost $12,773)			12,731
	Face Amount (000)		Value (000)
Sovereign (13.2%)
Australia (0.5%)
Australia Government Bond, 2.75%, 4/21/24	AUD	300	$229
3.25%, 4/21/25		685	539
			768
Bermuda (0.1%)
Bermuda Government International Bond, 4.85%, 2/6/24 (c)		$200	212
Brazil (0.9%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	BRL	5,700	1,498
Canada (0.6%)
Canadian Government Bond, 3.25%, 6/1/21	CAD	1,060	956
China (0.1%)
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20 (c)		$200	197
France (0.9%)
Credit Mutuel - CIC Home Loan SFH, 1.50%, 11/16/17 (c)		200	201
France Government Bond OAT, 1.75%, 5/25/23	EUR	800	954
5.50%, 4/25/29		235	390
			1,545
Germany (0.3%)
Bundesrepublik Deutschland, 4.25%, 7/4/39		230	397
4.75%, 7/4/34		90	156
			553
Greece (0.2%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 - 2/24/42 (d)		680	296
Hungary (0.3%)
Hungary Government International Bond, 5.38%, 3/25/24		$52	56
5.75%, 11/22/23		360	401
			457
Indonesia (0.3%)
Indonesia Government International Bond, 5.88%, 1/15/24 (c)		400	443
Ireland (0.5%)
Ireland Government Bond, 5.40%, 3/13/25	EUR	530	789
Italy (1.6%)
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25		140	145
2.35%, 9/15/24 (c)		876	1,077
4.00%, 9/1/20		350	443
5.50%, 11/1/22		635	877
			2,542

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Japan (2.1%)
Japan Government Ten Year Bond, 0.50%, 9/20/24	JPY	65,000	$536
1.10%, 3/20/21		90,000	776
Japan Government Thirty Year Bond, 1.70%, 6/20/33		170,000	1,536
2.00%, 9/20/40		60,000	557
			3,405
Kazakhstan (0.1%)
KazMunayGas National Co., JSC, 6.38%, 4/9/21		$200	210
Korea, Republic of (0.1%)
Korea Development Bank (The), 3.88%, 5/4/17		200	208
Mexico (0.2%)
Mexican Bonos, 8.00%, 6/11/20	MXN	3,000	214
Petroleos Mexicanos, 6.38%, 1/23/45		$160	165
			379
New Zealand (0.9%)
New Zealand Government Bond, 5.50%, 4/15/23	NZD	1,900	1,483
Poland (0.4%)
Poland Government Bond, 4.00%, 10/25/23	PLN	2,459	693
South Africa (0.1%)
South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,300	105
Spain (1.0%)
Spain Government Bond, 4.20%, 1/31/37 (c)	EUR	375	485
4.40%, 10/31/23 (c)		50	66
5.85%, 1/31/22 (c)		390	546
Spain Government Inflation Linked Bond, 1.00%, 11/30/30 (c)		310	322
1.80%, 11/30/24 (c)		221	261
			1,680
United Kingdom (2.0%)
United Kingdom Gilt, 2.75%, 9/7/24	GBP	920	1,531
4.25%, 6/7/32 - 9/7/39		910	1,803
			3,334
Total Sovereign (Cost $23,326)			21,753
U.S. Treasury Securities (8.7%)
United States (8.7%)
U.S. Treasury Bond, 3.50%, 2/15/39		$970	1,046
U.S. Treasury Inflation Indexed Bond, 0.25%, 1/15/25		9,963	9,788
	Face Amount (000)	Value (000)
U.S. Treasury Notes, 0.63%, 9/30/17	$1,400	$1,396
2.38%, 6/30/18	2,000	2,080
Total U.S. Treasury Securities (Cost $14,319)		14,310
Total Fixed Income Securities (Cost $57,827)		56,234
	Shares
Common Stocks (50.0%)
Australia (0.7%)
AGL Energy Ltd.	677	8
Alumina Ltd.	6,719	8
Amcor Ltd.	2,089	22
AMP Ltd.	5,422	25
ASX Ltd.	375	12
Australia & New Zealand Banking Group Ltd.	4,486	111
BHP Billiton Ltd.	4,416	92
Brambles Ltd.	2,286	19
CIMIC Group Ltd.	311	5
Coca-Cola Amatil Ltd.	403	3
Commonwealth Bank of Australia	1,913	126
CSL Ltd.	753	50
Echo Entertainment Group Ltd.	278	1
Fortescue Metals Group Ltd.	2,175	3
GPT Group REIT	5,677	19
Incitec Pivot Ltd.	3,334	10
Insurance Australia Group Ltd.	3,794	16
Macquarie Group Ltd.	541	34
National Australia Bank Ltd.	3,336	86
Newcrest Mining Ltd. (e)	987	10
Orica Ltd.	817	13
Origin Energy Ltd.	1,806	17
Orora Ltd.	2,089	3
QBE Insurance Group Ltd.	2,615	28
Recall Holdings Ltd.	457	2
Rio Tinto Ltd.	594	25
Santos Ltd.	1,445	9
Scentre Group REIT	7,639	22
Shopping Centres Australasia Property Group REIT	329	1
South32 Ltd. (e)	8,656	12
South32 Ltd. (e)	4,416	6
Stockland REIT	6,650	21
Suncorp Group Ltd.	2,222	23
Sydney Airport	562	2
Tabcorp Holdings Ltd.	285	1
Telstra Corp., Ltd.	5,482	26
Transurban Group	2,557	18
Treasury Wine Estates Ltd.	1,224	5
Wesfarmers Ltd.	1,477	44
Westfield Corp. REIT	3,501	25
Westpac Banking Corp.	3,768	93
Woodside Petroleum Ltd.	832	22
Woolworths Ltd.	1,601	33
		1,111

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Austria (0.1%)
BUWOG AG (e)	47	$1
Erste Group Bank AG (e)	2,518	72
Immofinanz AG (e)	955	2
Verbund AG	128	2
Voestalpine AG	270	11
		88
Belgium (0.3%)
Ageas	580	22
Anheuser-Busch InBev N.V.	895	107
Colruyt SA	364	16
Delhaize Group SA	69	6
Groupe Bruxelles Lambert SA	390	32
KBC Groep N.V.	2,481	166
Proximus	193	7
Solvay SA	232	32
Telenet Group Holding N.V. (e)	80	4
UCB SA	142	10
Umicore SA	424	20
Viohalco SA (e)	253	1
		423
Canada (0.8%)
Agnico-Eagle Mines Ltd.	200	6
Agrium, Inc.	200	21
Bank of Montreal	500	30
Bank of Nova Scotia	800	41
Barrick Gold Corp.	1,100	12
Barrick Gold Corp.	36,000	384
BCE, Inc.	1,000	42
Blackberry Ltd. (e)	500	4
Brookfield Asset Management, Inc., Class A	1,050	37
Cameco Corp.	500	7
Canadian Imperial Bank of Commerce	500	37
Canadian National Railway Co.	1,000	58
Canadian Natural Resources Ltd.	1,000	27
Canadian Pacific Railway Ltd.	200	32
Cenovus Energy, Inc.	800	13
Crescent Point Energy Corp.	300	6
Eldorado Gold Corp.	600	2
Enbridge, Inc.	900	42
Encana Corp.	900	10
Goldcorp, Inc.	800	13
Imperial Oil Ltd.	100	4
Kinross Gold Corp. (e)	1,200	3
Loblaw Cos., Ltd.	129	6
Lululemon Athletica, Inc. (e)	900	59
Magna International, Inc.	600	34
Manulife Financial Corp.	2,900	54
National Bank of Canada	400	15
Penn West Petroleum Ltd.	500	1
Potash Corp. of Saskatchewan, Inc.	900	28
Power Corp. of Canada	600	15
Rogers Communications, Inc., Class B	400	14
	Shares	Value (000)
Royal Bank of Canada	1,200	$73
Silver Wheaton Corp.	400	7
Sun Life Financial, Inc.	800	27
Suncor Energy, Inc.	1,600	44
Teck Resources Ltd., Class B	500	5
Thomson Reuters Corp.	500	19
Toronto-Dominion Bank (The)	1,800	76
TransCanada Corp.	600	24
Yamana Gold, Inc.	900	3
		1,335
Chile (0.0%)
Antofagasta PLC	2,777	30
China (0.0%)
CRRC Corp., Ltd. H Shares (e)(f)	6,300	9
Hanergy Thin Film Power Group Ltd. (e)(f)	18,000	9
Wynn Macau Ltd. (f)	2,800	5
		23
Denmark (0.3%)
AP Moeller - Maersk A/S Series A	13	23
AP Moeller - Maersk A/S Series B	18	33
Danske Bank A/S	962	28
DSV A/S	717	23
Novo Nordisk A/S Series B	4,890	266
Novozymes A/S Series B	464	22
Pandora A/S	90	10
Vestas Wind Systems A/S	485	24
		429
Finland (0.1%)
Elisa Oyj	520	16
Fortum Oyj	1,116	20
Kone Oyj, Class B	893	36
Metso Oyj	357	10
Nokia Oyj	6,626	45
Nokian Renkaat Oyj	240	8
Orion Oyj, Class B	159	6
Sampo Oyj, Class A	912	43
Stora Enso Oyj, Class R	1,002	10
UPM-Kymmene Oyj	554	10
Valmet Oyj	204	2
Wartsila Oyj	476	22
		228
France (1.4%)
Aeroports de Paris (ADP)	110	12
Air Liquide SA	776	98
Airbus Group SE	988	64
Alcatel-Lucent (e)	7,434	27
Alstom SA (e)	406	11
Arkema SA	55	4
Atos SE	109	8
AXA SA	4,422	112
BNP Paribas SA	2,551	154
Bouygues SA	668	25

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Cap Gemini SA	483	$43
Carrefour SA	1,262	40
Casino Guichard Perrachon SA	109	8
CGG SA (e)	292	2
Christian Dior SE	182	36
Cie de Saint-Gobain	873	39
Cie Generale des Etablissements Michelin	419	44
Credit Agricole SA	16,389	244
Danone SA	736	48
Electricite de France SA	1,358	30
Essilor International SA	303	36
Fonciere Des Regions REIT	53	4
GDF Suez	3,158	59
Gecina SA REIT	37	5
Groupe Eurotunnel SE	1,494	22
Hermes International	46	17
Iliad SA	27	6
Imerys SA	150	11
Kering	55	10
Klepierre REIT	319	14
L'Oreal SA	420	75
Lafarge SA	549	36
Legrand SA	345	19
LVMH Moet Hennessy Louis Vuitton SE	519	91
Natixis SA	1,063	8
Numericable-SFR SAS (e)	109	6
Orange SA	3,937	61
Pernod Ricard SA	351	41
Peugeot SA (e)	386	8
Publicis Groupe SA	367	27
Renault SA	412	43
Rexel SA	259	4
Safran SA	360	24
Sanofi	1,267	125
Schneider Electric SE	1,095	76
SES SA	614	21
Societe Generale SA	1,862	87
Sodexo SA	272	26
Suez Environnement Co.	341	6
Technip SA	158	10
Thales SA	156	9
Total SA	2,225	108
Unibail-Rodamco SE REIT	116	29
Vallourec SA	167	3
Veolia Environnement SA	586	12
Vinci SA	1,212	70
Vivendi SA	2,587	65
Zodiac Aerospace	150	5
		2,328
Germany (1.0%)
Adidas AG	324	25
Allianz SE (Registered)	688	107
	Shares	Value (000)
BASF SE	1,173	$103
Bayer AG (Registered)	1,143	160
Bayerische Motoren Werke AG	637	70
Brenntag AG	82	5
Commerzbank AG (e)	6,734	86
Continental AG	158	37
Daimler AG (Registered)	1,211	110
Deutsche Annington Immobilien SE	150	4
Deutsche Bank AG (Registered)	1,765	53
Deutsche Boerse AG	187	15
Deutsche Lufthansa AG (Registered) (e)	220	3
Deutsche Post AG (Registered)	915	27
Deutsche Telekom AG (Registered)	4,551	78
E.ON SE	2,908	39
Esprit Holdings Ltd. (f)	2,897	3
Fraport AG Frankfurt Airport Services Worldwide	125	8
Fresenius Medical Care AG & Co., KGaA	226	19
Fresenius SE & Co., KGaA	645	41
Fuchs Petrolub SE (Preference)	109	5
HeidelbergCement AG	252	20
Henkel AG & Co., KGaA	194	18
Henkel AG & Co., KGaA (Preference)	360	40
Hugo Boss AG	55	6
Infineon Technologies AG	1,553	19
K&S AG (Registered)	312	13
Lanxess AG	146	9
Linde AG	268	51
Merck KGaA	236	24
Metro AG	390	12
Muenchener Rueckversicherungs AG (Registered)	331	59
Osram Licht AG	69	3
Porsche Automobil Holding SE (Preference)	320	27
QIAGEN N.V. (e)	570	14
RWE AG	930	20
Salzgitter AG	88	3
SAP SE	1,369	96
Siemens AG (Registered)	1,187	120
Symrise AG	109	7
Telefonica Deutschland Holding AG	1,785	10
ThyssenKrupp AG	426	11
Volkswagen AG	153	35
Volkswagen AG (Preference)	237	55
		1,670
Greece (0.1%)
Aegean Airlines SA	275	2
Alpha Bank AE (e)	17,647	5
Athens Water Supply & Sewage Co., SA (The)	188	1
Attica Bank SA (e)	11,731	1
Ellaktor SA (e)	877	2
Eurobank Ergasias SA (e)	42,965	6
FF Group (e)	259	6

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Greece (cont'd)
Fourlis Holdings SA (e)	369	$1
Frigoglass SAIC (e)	126	—	@
GEK Terna Holding Real Estate Construction SA (e)	751	1
Grivalia Properties REIC AE REIT	251	2
Hellenic Exchanges - Athens Stock Exchange SA Holding	1,064	5
Hellenic Petroleum SA (e)	561	2
Hellenic Telecommunications Organization SA	1,295	10
Intralot SA-Integrated Lottery Systems & Services (e)	322	1
JUMBO SA	1,069	7
Lamda Development SA (e)	87	—	@
Marfin Investment Group Holdings SA (e)	5,065	1
Metka SA	174	1
Motor Oil Hellas Corinth Refineries SA (e)	366	3
Mytilineos Holdings SA (e)	868	5
National Bank of Greece SA (e)	8,041	9
OPAP SA	1,119	8
Piraeus Bank SA (e)	9,722	4
Piraeus Port Authority SA	31	—	@
Public Power Corp. SA (e)	1,844	8
Sarantis SA	45	—	@
Terna Energy SA (e)	232	1
Thrace Plastics Co., SA	152	—	@
Titan Cement Co., SA	179	4
		96
Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	3,438	15
BOC Hong Kong Holdings Ltd.	4,500	19
Cheung Kong Property Holdings Ltd. (e)	4,052	34
CK Hutchison Holdings Ltd.	4,052	59
CLP Holdings Ltd.	2,700	23
Global Brands Group Holding Ltd. (e)	8,000	2
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd.	4,000	12
Hang Seng Bank Ltd.	1,700	33
Henderson Land Development Co., Ltd.	3,061	21
Hong Kong & China Gas Co., Ltd.	7,067	15
Hong Kong Exchanges and Clearing Ltd.	1,366	48
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,500	6
Link REIT (The)	2,754	16
MTR Corp., Ltd.	3,184	15
New World Development Co., Ltd.	7,118	9
Power Assets Holdings Ltd.	2,000	18
Sands China Ltd.	3,200	11
Sino Land Co., Ltd.	5,853	10
Sun Hung Kai Properties Ltd.	2,530	41
Swire Pacific Ltd., Class A	1,000	13
Swire Properties Ltd.	950	3
Wharf Holdings Ltd.	1,400	9
		437
	Shares	Value (000)
Ireland (0.1%)
Bank of Ireland (e)	182,452	$74
CRH PLC	1,214	34
		108
Italy (0.6%)
Assicurazioni Generali SpA	1,877	34
Atlantia SpA	755	19
Banca Monte dei Paschi di Siena SpA (e)	1,520	3
Banco Popolare SC (e)	2,118	35
Enel Green Power SpA	7,667	15
Enel SpA	11,742	53
Eni SpA	2,182	39
Exor SpA	94	4
Finmeccanica SpA (e)	598	8
Intesa Sanpaolo SpA	100,942	366
Luxottica Group SpA	321	21
Mediobanca SpA	766	8
Prysmian SpA	198	4
Saipem SpA (e)	257	3
Snam SpA	4,316	21
Telecom Italia SpA (e)	16,146	20
Telecom Italia SpA	8,893	9
Terna Rete Elettrica Nazionale SpA	1,572	7
UniCredit SpA	37,870	254
Unione di Banche Italiane SCPA	5,621	45
		968
Japan (2.4%)
Aeon Co., Ltd.	1,900	27
Aisin Seiki Co., Ltd.	400	17
Ajinomoto Co., Inc.	2,000	43
Asahi Glass Co., Ltd.	2,000	12
Asahi Group Holdings Ltd.	900	29
Asahi Kasei Corp.	3,000	25
Astellas Pharma, Inc.	2,500	36
Bank of Yokohama Ltd. (The)	5,000	31
Bridgestone Corp.	1,200	44
Canon, Inc.	1,300	42
Central Japan Railway Co.	234	42
Chubu Electric Power Co., Inc.	1,100	16
Chugoku Electric Power Co., Inc. (The)	700	10
Dai Nippon Printing Co., Ltd.	1,000	10
Dai-ichi Life Insurance Co., Ltd. (The)	1,700	33
Daiichi Sankyo Co., Ltd.	1,000	19
Daikin Industries Ltd.	400	29
Daiwa House Industry Co., Ltd.	2,000	47
Daiwa Securities Group, Inc.	5,000	37
Denso Corp.	700	35
East Japan Railway Co.	500	45
Eisai Co., Ltd.	600	40
FANUC Corp.	300	61
Fast Retailing Co., Ltd.	100	45
FUJIFILM Holdings Corp.	1,000	36
Fujitsu Ltd.	4,000	22

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
Hankyu Hanshin Holdings, Inc.	5,000	$30
Hitachi Ltd.	5,000	33
Honda Motor Co., Ltd.	1,900	62
Hoya Corp.	900	36
Inpex Corp.	1,200	14
ITOCHU Corp.	2,200	29
Japan Tobacco, Inc.	1,246	44
JFE Holdings, Inc.	900	20
JX Holdings, Inc.	4,300	19
Kansai Electric Power Co., Inc. (The) (e)	1,200	13
Kao Corp.	700	33
KDDI Corp.	1,800	43
Keyence Corp.	200	108
Kintetsu Group Holdings Co., Ltd.	6,000	20
Kirin Holdings Co., Ltd.	2,000	28
Kobe Steel Ltd.	8,000	13
Komatsu Ltd.	1,600	32
Konica Minolta, Inc.	1,500	18
Kubota Corp.	3,000	48
Kuraray Co., Ltd.	1,000	12
Kyocera Corp.	600	31
Kyushu Electric Power Co., Inc. (e)	800	9
LIXIL Group Corp.	1,100	22
Marubeni Corp.	3,000	17
Mitsubishi Chemical Holdings Corp.	3,500	22
Mitsubishi Corp.	1,800	40
Mitsubishi Electric Corp.	3,000	39
Mitsubishi Estate Co., Ltd.	2,000	43
Mitsubishi Heavy Industries Ltd.	7,000	43
Mitsui & Co., Ltd.	2,200	30
Mitsui Fudosan Co., Ltd.	2,000	56
Mitsui OSK Lines Ltd.	3,000	10
Mizuho Financial Group, Inc.	28,900	63
MS&AD Insurance Group Holdings, Inc.	1,100	34
Murata Manufacturing Co., Ltd.	300	52
NEC Corp.	8,000	24
NGK Insulators Ltd.	1,000	26
Nidec Corp.	400	30
Nikon Corp.	800	9
Nintendo Co., Ltd.	100	17
Nippon Building Fund, Inc. REIT	4	18
Nippon Steel Sumitomo Metal Corp.	10,000	26
Nippon Telegraph & Telephone Corp.	1,400	51
Nippon Yusen KK	3,000	8
Nissan Motor Co., Ltd.	3,000	31
Nitto Denko Corp.	300	25
Nomura Holdings, Inc.	5,300	36
NTT DoCoMo, Inc.	2,100	40
Odakyu Electric Railway Co., Ltd.	3,000	28
Olympus Corp.	500	17
Omron Corp.	700	30
Oriental Land Co., Ltd.	800	51
	Shares	Value (000)
ORIX Corp.	1,710	$25
Osaka Gas Co., Ltd.	5,000	20
Panasonic Corp.	2,800	38
Rakuten, Inc.	2,000	32
Ricoh Co., Ltd.	2,000	21
Rohm Co., Ltd.	300	20
Secom Co., Ltd.	500	32
Sekisui House Ltd.	2,000	32
Seven & I Holdings Co., Ltd.	1,200	52
Sharp Corp. (e)	2,000	2
Shikoku Electric Power Co., Inc.	500	7
Shin-Etsu Chemical Co., Ltd.	500	31
Shionogi & Co., Ltd.	1,200	47
Shiseido Co., Ltd.	800	18
Shizuoka Bank Ltd. (The)	3,000	31
SMC Corp.	200	60
Softbank Corp.	1,100	65
Sompo Japan Nipponkoa Holdings, Inc.	1,000	37
Sony Corp. (e)	1,300	37
Sumitomo Chemical Co., Ltd.	3,000	18
Sumitomo Corp.	1,900	22
Sumitomo Electric Industries Ltd.	1,200	19
Sumitomo Metal Mining Co., Ltd.	1,000	15
Sumitomo Mitsui Financial Group, Inc.	1,900	85
Sumitomo Mitsui Trust Holdings, Inc.	5,000	23
Sumitomo Realty & Development Co., Ltd.	1,000	35
Suzuki Motor Corp.	700	24
T&D Holdings, Inc.	1,700	25
Takeda Pharmaceutical Co., Ltd.	900	43
TDK Corp.	400	31
Terumo Corp.	1,000	24
Tohoku Electric Power Co., Inc.	1,000	14
Tokio Marine Holdings, Inc.	1,100	46
Tokyo Electric Power Co., Inc. (e)	3,400	19
Tokyo Electron Ltd.	500	32
Tokyo Gas Co., Ltd.	4,000	21
Tokyu Corp.	3,000	20
Toray Industries, Inc.	3,000	25
Toshiba Corp.	5,000	17
Toyota Industries Corp.	800	46
Toyota Motor Corp.	3,400	228
West Japan Railway Co.	400	26
Yahoo! Japan Corp.	4,700	19
Yamada Denki Co., Ltd.	2,500	10
Yamato Holdings Co., Ltd.	400	8
		3,968
Kazakhstan (0.0%)
KAZ Minerals PLC (e)	1,579	5
Luxembourg (0.0%)
Altice SA (e)	67	9
Mexico (0.0%)
Fresnillo PLC	392	4

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Netherlands (0.3%)
Akzo Nobel N.V.	620	$45
ArcelorMittal	1,912	19
ASML Holding N.V.	659	68
Boskalis Westminster N.V.	109	5
CNH Industrial N.V.	1,445	13
Fiat Chrysler Automobiles N.V. (e)	1,443	21
Fugro N.V. CVA (e)	96	2
Heineken N.V.	613	47
ING Groep N.V. CVA	7,070	117
Koninklijke Ahold N.V.	1,981	37
Koninklijke DSM N.V.	109	6
Koninklijke KPN N.V.	3,295	13
Koninklijke Philips N.V.	2,485	63
Koninklijke Vopak N.V.	116	6
OCI N.V. (e)	177	5
PostNL N.V. (e)	656	3
TNT Express N.V.	586	5
Unilever N.V. CVA	1,953	81
		556
Norway (0.1%)
Akastor ASA (e)	246	—	@
Aker Solutions ASA	246	1
DNB ASA	3,121	52
Gjensidige Forsikring ASA	529	9
Kvaerner ASA	246	—	@
Norsk Hydro ASA	2,778	12
Orkla ASA	1,208	10
REC Silicon ASA (e)	1,171	—	@
Statoil ASA	2,284	41
Subsea 7 SA (e)	420	4
Telenor ASA	2,243	49
Yara International ASA	569	30
		208
Poland (0.0%)
Jeronimo Martins SGPS SA	411	5
Portugal (0.0%)
Banco Comercial Portugues SA (e)	262,851	23
Banco Espirito Santo SA (Registered) (e)(g)	78,166	—	@
EDP - Energias de Portugal SA	7,107	27
Galp Energia SGPS SA	421	5
Pharol SGPS SA (Registered) (e)	1,039	1
		56
South Africa (0.1%)
Mota-Engil Africa N.V.	74	1
SABMiller PLC	4,472	232
		233
Spain (0.6%)
Abertis Infraestructuras SA	838	14
ACS Actividades de Construccion y Servicios SA	527	17
Amadeus IT Holding SA, Class A	450	18
	Shares	Value (000)
Banco Bilbao Vizcaya Argentaria SA	7,894	$77
Banco de Sabadell SA	30,286	73
Banco Popular Espanol SA	13,921	67
Banco Santander SA	15,813	110
Bankia SA (e)	68,325	87
Bankinter SA	5,165	38
CaixaBank SA	37,690	175
Distribuidora Internacional de Alimentacion SA	947	7
Enagas SA	768	21
Ferrovial SA	812	18
Gas Natural SDG SA	1,076	24
Grifols SA	139	6
Grifols SA, Class B	19	1
Iberdrola SA	6,809	46
Inditex SA	2,209	72
International Consolidated Airlines Group SA (e)	1,797	14
Red Electrica Corp., SA	144	11
Repsol SA	1,442	25
Telefonica SA	6,057	86
		1,007
Sweden (0.9%)
Alfa Laval AB	1,815	32
Assa Abloy AB, Class B	3,402	64
Atlas Copco AB, Class A	3,215	90
Atlas Copco AB, Class B	1,760	44
Boliden AB	904	16
Electrolux AB, Class B	644	20
Hennes & Mauritz AB, Class B	3,494	135
Hexagon AB, Class B	800	29
Husqvarna AB, Class B	486	4
ICA Gruppen AB	109	4
Investment AB Kinnevik	376	12
Investor AB, Class B	1,472	55
Millicom International Cellular SA SDR	350	26
Nordea Bank AB	11,831	148
Ratos AB, Class B	242	2
Sandvik AB	4,742	52
Skandinaviska Enskilda Banken AB, Class A	8,486	108
Skanska AB, Class B	1,387	28
SKF AB, Class B	1,557	35
Svenska Cellulosa AB SCA, Class B	1,952	50
Svenska Handelsbanken AB, Class A	8,112	118
Swedbank AB, Class A	1,985	46
Swedish Match AB	1,446	41
Tele2 AB, Class B	1,607	19
Telefonaktiebolaget LM Ericsson, Class B	10,055	104
TeliaSonera AB	18,048	106
Volvo AB, Class B	6,600	82
		1,470

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (2.8%)
ABB Ltd. (Registered) (e)	10,294	$216
Actelion Ltd. (Registered) (e)	826	121
Adecco SA (Registered) (e)	856	70
Baloise Holding AG (Registered)	328	40
Cie Financiere Richemont SA (Registered)	1,973	160
Coca-Cola HBC AG (e)	258	6
Credit Suisse Group AG (Registered) (e)	5,187	143
GAM Holding AG (e)	1,136	24
Geberit AG (Registered)	272	91
Givaudan SA (Registered) (e)	43	74
Holcim Ltd. (Registered) (e)	1,035	76
Julius Baer Group Ltd. (e)	954	54
Kuehne & Nagel International AG (Registered)	339	45
Lonza Group AG (Registered) (e)	409	55
Nestle SA (Registered)	10,453	755
Novartis AG (Registered)	4,975	490
Roche Holding AG (Genusschein)	4,027	1,128
Schindler Holding AG	292	48
SGS SA (Registered)	41	75
Sonova Holding AG (Registered)	429	58
Swatch Group AG (The)	294	67
Swiss Life Holding AG (Registered) (e)	132	30
Swiss Re AG	569	50
Syngenta AG (Registered)	515	209
UBS Group AG (Registered) (e)	15,172	322
Zurich Insurance Group AG (e)	734	223
		4,630
United Arab Emirates (0.0%)
Orascom Construction Ltd. (e)	30	—	@
United Kingdom (6.4%)
3i Group PLC	4,963	40
Aberdeen Asset Management PLC	899	6
Admiral Group PLC	1,603	35
Aggreko PLC	259	6
Amec Foster Wheeler PLC	1,662	21
Anglo American PLC	5,521	80
ARM Holdings PLC	9,588	156
Ashtead Group PLC	436	8
AstraZeneca PLC	3,618	228
Aviva PLC	22,757	176
Babcock International Group PLC	572	10
BAE Systems PLC	19,281	137
Barclays PLC	88,547	362
BG Group PLC	11,049	184
BHP Billiton PLC	8,895	175
BP PLC	42,651	282
British American Tobacco PLC	6,651	357
British Land Co., PLC REIT	5,003	62
BT Group PLC	53,827	381
Bunzl PLC	436	12
Burberry Group PLC	1,963	48
Cairn Energy PLC (e)	2,702	7
	Shares	Value (000)
Capita PLC	4,446	$86
Centrica PLC	26,482	110
Compass Group PLC	10,489	174
Croda International PLC	232	10
Diageo PLC	8,850	256
Direct Line Insurance Group PLC	924	5
Dixons Carphone PLC	695	5
Experian PLC	6,280	114
G4S PLC	14,544	61
GKN PLC	1,158	6
GlaxoSmithKline PLC	12,219	254
Glencore PLC (e)	34,547	139
Hammerson PLC REIT	3,958	38
Hargreaves Lansdown PLC	491	9
HSBC Holdings PLC	37,024	332
ICAP PLC	2,393	20
Imperial Tobacco Group PLC	4,072	196
Indivior PLC (e)	2,979	11
Inmarsat PLC	1,351	19
Intertek Group PLC	109	4
Intu Properties PLC REIT	3,113	15
Investec PLC	2,907	26
ITV PLC	2,112	9
J Sainsbury PLC	1,594	7
Johnson Matthey PLC	1,219	58
Kingfisher PLC	831	5
Land Securities Group PLC REIT	4,732	90
Legal & General Group PLC	27,885	109
Lloyds Banking Group PLC	127,148	170
London Stock Exchange Group PLC	341	13
Lonmin PLC (e)	357	1
Man Group PLC	8,436	21
Marks & Spencer Group PLC	6,183	52
Melrose Industries PLC	1,673	6
National Grid PLC	16,317	210
Next PLC	1,337	156
Old Mutual PLC	23,047	73
Pearson PLC	259	5
Petrofac Ltd.	1,454	21
Prudential PLC	15,137	364
Randgold Resources Ltd.	378	25
Reckitt Benckiser Group PLC	2,979	257
Reed Elsevier PLC	7,739	126
Rexam PLC	3,426	30
Rio Tinto PLC	5,632	231
Rolls-Royce Holdings PLC (e)	13,084	179
Royal Bank of Scotland Group PLC (e)	13,933	77
Royal Dutch Shell PLC, Class A	11,092	311
Royal Dutch Shell PLC, Class B	8,887	252
RSA Insurance Group PLC	4,888	30
Schroders PLC	729	36
Segro PLC REIT	4,169	27
Severn Trent PLC	1,651	54

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Shire PLC	4,481	$359
Signet Jewelers Ltd.	600	77
Sky PLC	8,386	137
Smith & Nephew PLC	5,772	97
Smiths Group PLC	2,940	52
Sports Direct International PLC (e)	409	5
SSE PLC	4,812	116
Standard Chartered PLC	6,508	104
Standard Life PLC	10,016	70
Tesco PLC	30,043	100
Travis Perkins PLC	409	14
Tullow Oil PLC	4,038	22
Unilever PLC	4,638	199
United Utilities Group PLC	4,220	59
Verizon Communications, Inc.	12,190	569
Vodafone Group PLC	140,395	507
Weir Group PLC (The)	1,217	32
WM Morrison Supermarkets PLC	13,694	39
Wolseley PLC	1,512	97
WPP PLC	12,956	290
		10,613
United States (30.6%)
3M Co.	3,329	514
AAON, Inc.	200	5
Aaron's, Inc.	300	11
Abaxis, Inc.	200	10
Abbott Laboratories	4,582	225
AbbVie, Inc.	3,982	268
Accenture PLC, Class A	2,286	221
Actuant Corp., Class A	400	9
Adobe Systems, Inc. (e)	874	71
ADT Corp. (The)	13	—	@
Advance Auto Parts, Inc.	100	16
AES Corp.	274	4
Aetna, Inc.	285	36
Aflac, Inc.	3,100	193
Agilent Technologies, Inc.	203	8
Alexander & Baldwin, Inc.	200	8
Alexion Pharmaceuticals, Inc. (e)	221	40
Allegion PLC	100	6
Allergan PLC (e)	199	60
Alpha Natural Resources, Inc. (e)	109	—	@
Altera Corp.	301	15
Altria Group, Inc.	7,100	347
Amazon.com, Inc. (e)	1,183	514
Ameren Corp.	189	7
American Electric Power Co., Inc.	652	35
American Express Co.	12,874	1,001
American International Group, Inc.	6,500	402
American Tower Corp. REIT	458	43
American Vanguard Corp.	200	3
Ameriprise Financial, Inc.	201	25
	Shares	Value (000)
AmerisourceBergen Corp.	354	$38
AMETEK, Inc.	200	11
Amgen, Inc.	2,268	348
Amphenol Corp., Class A	868	50
Anadarko Petroleum Corp.	3,112	243
Analog Devices, Inc.	152	10
Analogic Corp.	100	8
Annaly Capital Management, Inc. REIT	917	8
Anthem, Inc.	322	53
Apache Corp.	229	13
Apple, Inc.	17,285	2,168
ArcBest Corp.	300	10
AT&T, Inc.	13,838	492
Automatic Data Processing, Inc.	311	25
Avery Dennison Corp.	371	23
Baker Hughes, Inc.	641	40
Balchem Corp.	100	6
Ball Corp.	100	7
Bank of America Corp.	38,203	650
Bank of New York Mellon Corp. (The)	949	40
Baxter International, Inc.	3,058	214
BB&T Corp.	916	37
Becton Dickinson and Co.	293	42
Bed Bath & Beyond, Inc. (e)	1,391	96
Belden, Inc.	100	8
Berkshire Hathaway, Inc., Class B (e)	3,200	436
Best Buy Co., Inc.	2,300	75
Biogen, Inc. (e)	950	384
BlackRock, Inc.	949	328
Bloomin' Brands, Inc.	800	17
Boeing Co. (The)	2,231	309
Boston Properties, Inc. REIT	158	19
Boston Scientific Corp. (e)	686	12
Bristol-Myers Squibb Co.	7,768	517
Broadcom Corp., Class A	337	17
Brookfield Property Partners LP	40	1
C.H. Robinson Worldwide, Inc.	209	13
Cablevision Systems Corp.	588	14
Cabot Oil & Gas Corp.	300	9
California Resources Corp.	2,201	13
Callaway Golf Co.	600	5
Cameron International Corp. (e)	80	4
Cantel Medical Corp.	200	11
Capital One Financial Corp.	201	18
Cardinal Health, Inc.	164	14
Carnival Corp.	2	—	@
Carter's, Inc.	300	32
Cash America International, Inc.	200	5
Caterpillar, Inc.	3,132	266
CBS Corp., Class B	811	45
CDK Global, Inc.	137	7
Celadon Group, Inc.	400	8
Celgene Corp. (e)	2,744	318

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
CenterPoint Energy, Inc.	158	$3
CenturyLink, Inc.	808	24
Cerner Corp. (e)	670	46
CF Industries Holdings, Inc.	35	2
Charles Schwab Corp. (The)	1,857	61
Chemed Corp.	100	13
Chesapeake Energy Corp.	223	2
Chevron Corp.	5,732	553
Chipotle Mexican Grill, Inc. (e)	40	24
Cigna Corp.	393	64
Cimarex Energy Co.	100	11
Cintas Corp.	169	14
CIRCOR International, Inc.	100	5
Cisco Systems, Inc.	16,277	447
CIT Group, Inc.	444	21
Citigroup, Inc.	10,766	595
Citrix Systems, Inc. (e)	333	23
Cliffs Natural Resources, Inc.	15	—	@
CME Group, Inc.	191	18
Coach, Inc.	322	11
Coca-Cola Co.	3,077	121
Coca-Cola Enterprises, Inc.	102	4
Cognizant Technology Solutions Corp., Class A (e)	626	38
Colgate-Palmolive Co.	8,904	582
Comcast Corp., Class A	7,988	480
Comcast Corp. Special Class A	706	42
Comerica, Inc.	201	10
Concho Resources, Inc. (e)	109	12
ConocoPhillips	5,757	354
CONSOL Energy, Inc.	414	9
Consolidated Edison, Inc.	316	18
Costco Wholesale Corp.	2,109	285
CR Bard, Inc.	111	19
Crown Castle International Corp. REIT	535	43
CST Brands, Inc.	271	11
CSX Corp.	750	24
Cubic Corp.	200	10
Cummins, Inc.	9	1
Curtiss-Wright Corp.	100	7
CVS Health Corp.	9,548	1,001
Danaher Corp.	4,632	396
Darden Restaurants, Inc.	800	57
DaVita HealthCare Partners, Inc. (e)	282	22
Deere & Co.	22	2
DENTSPLY International, Inc.	200	10
Devon Energy Corp.	356	21
DIRECTV, Class A (e)	512	48
Discover Financial Services	605	35
Discovery Communications, Inc., Class A (e)	505	17
Discovery Communications, Inc., Class C (e)	1,415	44
Dollar General Corp.	2,000	155
	Shares	Value (000)
Dollar Tree, Inc. (e)	1,400	$111
Dominion Resources, Inc.	354	24
Dow Chemical Co. (The)	5,400	276
DTE Energy Co.	263	20
Duke Energy Corp.	2,555	180
Dun & Bradstreet Corp. (The)	144	18
Eagle Materials, Inc.	100	8
Eaton Corp., PLC	27	2
eBay, Inc. (e)	5,359	323
Ecolab, Inc.	29	3
Edison International	448	25
Edwards Lifesciences Corp. (e)	147	21
EI du Pont de Nemours & Co.	3,900	249
Eli Lilly & Co.	3,432	287
EMC Corp.	12,115	320
EMCOR Group, Inc.	200	10
Emerson Electric Co.	3,134	174
Encore Wire Corp.	100	4
Energen Corp.	100	7
Ensign Group, Inc. (The)	200	10
Entergy Corp.	265	19
EOG Resources, Inc.	910	80
EQT Corp.	100	8
Equity Residential REIT	337	24
Estee Lauder Cos., Inc. (The), Class A	368	32
Exelon Corp.	699	22
Expedia, Inc.	100	11
Express Scripts Holding Co. (e)	2,160	192
Exxon Mobil Corp.	11,874	988
Facebook, Inc., Class A (e)	4,300	369
Fair Isaac Corp.	100	9
Family Dollar Stores, Inc.	800	63
Fastenal Co.	14	1
FedEx Corp.	319	54
Fifth Third Bancorp	1,365	28
Financial Engines, Inc.	200	8
FirstEnergy Corp.	391	13
Fluor Corp.	41	2
FMC Technologies, Inc. (e)	89	4
Ford Motor Co.	16,094	242
Franklin Resources, Inc.	301	15
Freeport-McMoRan, Inc.	28,200	525
Frontier Communications Corp.	623	3
G-III Apparel Group Ltd. (e)	300	21
Gap, Inc. (The)	2,800	107
General Dynamics Corp.	66	9
General Electric Co.	17,708	470
General Growth Properties, Inc. REIT	905	23
General Mills, Inc.	846	47
Gilead Sciences, Inc.	3,773	442
Global Payments, Inc.	100	10
Goldman Sachs Group, Inc. (The)	1,725	360
Goodyear Tire & Rubber Co. (The)	300	9

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Google, Inc., Class A (e)	658	$355
Google, Inc., Class C (e)	659	343
H&R Block, Inc.	1,800	53
Halliburton Co.	26,430	1,138
Halyard Health, Inc. (e)	275	11
Hanesbrands, Inc.	2,600	87
HCP, Inc. REIT	298	11
Health Care REIT, Inc.	337	22
Heartland Express, Inc.	400	8
Heartland Payment Systems, Inc.	200	11
Henry Schein, Inc. (e)	149	21
Hershey Co. (The)	149	13
Hess Corp.	209	14
Hewlett-Packard Co.	3,806	114
Home Depot, Inc.	5,400	600
Honeywell International, Inc.	5,041	514
Hudson City Bancorp, Inc.	170	2
Humana, Inc.	118	23
Illinois Tool Works, Inc.	26	2
IMI PLC	232	4
Intel Corp.	9,563	291
Intercontinental Exchange, Inc.	115	26
Interface, Inc.	400	10
International Business Machines Corp.	2,846	463
International Speedway Corp., Class A	200	7
Interpublic Group of Cos., Inc. (The)	1,260	24
Intuit, Inc.	305	31
Intuitive Surgical, Inc. (e)	43	21
Invacare Corp.	200	4
Invesco Ltd.	652	24
Iron Mountain, Inc. REIT	501	16
Johnson & Johnson	8,320	811
Johnson Controls, Inc.	588	29
Jones Lang LaSalle, Inc.	100	17
Joy Global, Inc.	41	1
JPMorgan Chase & Co.	15,038	1,019
Juniper Networks, Inc.	898	23
KB Home	600	10
Kellogg Co.	503	32
KeyCorp	979	15
Keysight Technologies, Inc. (e)	101	3
Kimberly-Clark Corp.	2,500	265
Kimco Realty Corp. REIT	826	19
Kohl's Corp.	1,582	99
Kraft Foods Group, Inc.	86	7
Kroger Co. (The)	860	62
L Brands, Inc.	2,250	193
Laboratory Corp. of America Holdings (e)	155	19
Landstar System, Inc.	100	7
Las Vegas Sands Corp.	147	8
Lennar Corp., Class A	200	10
Li & Fung Ltd. (f)	8,000	6
	Shares	Value (000)
Liberty Global PLC, Class A (e)	339	$18
Liberty Global PLC Series C (e)	999	51
Liberty Property Trust REIT	442	14
Lincoln National Corp.	1,800	107
Lithia Motors, Inc., Class A	100	11
Lockheed Martin Corp.	14	3
Loews Corp.	200	8
Lowe's Cos., Inc.	5,742	385
M&T Bank Corp.	181	23
Macerich Co. (The) REIT	337	25
Macy's, Inc.	2,200	148
Mallinckrodt PLC (e)	26	3
Manpowergroup, Inc.	99	9
Marathon Oil Corp.	486	13
Marathon Petroleum Corp.	638	33
Marriott International, Inc., Class A	1,802	134
Mastercard, Inc., Class A	6,510	609
MAXIMUS, Inc.	100	7
McDonald's Corp.	3,274	311
McGraw Hill Financial, Inc.	396	40
McKesson Corp.	282	63
Mead Johnson Nutrition Co.	235	21
Medtronic PLC	5,949	441
Men's Wearhouse, Inc. (The)	300	19
Merck & Co., Inc.	6,422	366
Methode Electronics, Inc.	200	5
MetLife, Inc.	7,900	442
Microsoft Corp.	19,514	862
Minerals Technologies, Inc.	100	7
Mondelez International, Inc., Class A	2,224	91
Monsanto Co.	848	90
Mosaic Co. (The)	26	1
Murphy Oil Corp.	316	13
Murphy USA, Inc. (e)	129	7
NASDAQ OMX Group, Inc. (The)	170	8
National Oilwell Varco, Inc.	497	24
NetApp, Inc.	914	29
New York Community Bancorp, Inc.	170	3
Newfield Exploration Co. (e)	434	16
Newmont Mining Corp.	21,144	494
News Corp., Class A (e)	1,194	17
News Corp., Class B (e)	256	4
NextEra Energy, Inc.	299	29
NII Holdings, Inc. (e)	90	—
NIKE, Inc., Class B	5,202	562
Noble Corp., PLC	201	3
Noble Energy, Inc.	256	11
Nordstrom, Inc.	1,424	106
Norfolk Southern Corp.	687	60
Northrop Grumman Corp.	17	3
NOW, Inc. (e)	149	3
O'Reilly Automotive, Inc. (e)	229	52
Occidental Petroleum Corp.	2,803	218

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Olympic Steel, Inc.	200	$3
Omnicom Group, Inc.	259	18
ONE Gas, Inc.	102	4
ONEOK, Inc.	308	12
Oracle Corp.	11,907	480
PACCAR, Inc.	20	1
Paragon Offshore PLC	67	—	@
Peabody Energy Corp.	3,403	7
Pentair PLC	6	—	@
People's United Financial, Inc.	170	3
PepsiCo, Inc.	4,494	419
PerkinElmer, Inc.	200	11
Pfizer, Inc.	14,012	470
PG&E Corp.	444	22
Philip Morris International, Inc.	4,254	341
Phillips 66	2,037	164
Pioneer Natural Resources Co.	382	53
Pitney Bowes, Inc.	184	4
Plum Creek Timber Co., Inc. REIT	442	18
PNC Financial Services Group, Inc. (The)	1,610	154
PPL Corp.	471	14
Praxair, Inc.	26	3
Precision Castparts Corp.	5	1
Priceline Group, Inc. (The) (e)	48	55
Principal Financial Group, Inc.	1,900	97
PrivateBancorp, Inc.	200	8
Procter & Gamble Co. (The)	8,573	671
ProLogis, Inc. REIT	297	11
Prudential Financial, Inc.	3,200	280
Public Service Enterprise Group, Inc.	571	22
Public Storage REIT	151	28
PVH Corp.	100	12
QEP Resources, Inc.	500	9
QUALCOMM, Inc.	7,976	500
Quest Diagnostics, Inc.	232	17
Range Resources Corp.	331	16
Rayonier Advanced Materials, Inc.	153	2
Rayonier, Inc. REIT	360	9
Raytheon Co.	20	2
Regions Financial Corp.	1,387	14
Republic Services, Inc.	496	19
Robert Half International, Inc.	201	11
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	3,332	162
Rouse Properties, Inc. REIT	44	1
Royal Caribbean Cruises Ltd.	2	—	@
Ryland Group, Inc. (The)	200	9
Salesforce.com, Inc. (e)	449	31
SanDisk Corp.	282	16
Schlumberger Ltd.	4,119	355
Scripps Networks Interactive, Inc., Class A	143	9
Sempra Energy	331	33
	Shares	Value (000)
Seventy Seven Energy, Inc. (e)	15	$—	@
Sigma-Aldrich Corp.	100	14
Simon Property Group, Inc. REIT	1,188	206
Skyworks Solutions, Inc.	100	10
SM Energy Co.	200	9
Sonic Automotive, Inc., Class A	300	7
Southern Co. (The)	566	24
Southwest Airlines Co.	200	7
Southwestern Energy Co. (e)	572	13
Spectra Energy Corp.	705	23
Sprint Corp. (e)	3,116	14
St. Jude Medical, Inc.	344	25
Standex International Corp.	100	8
Staples, Inc.	325	5
Starbucks Corp.	6,594	354
State Street Corp.	332	26
Stericycle, Inc. (e)	235	31
Steven Madden Ltd. (e)	400	17
Stewart Information Services Corp.	100	4
Stryker Corp.	305	29
SunTrust Banks, Inc.	531	23
Symantec Corp.	818	19
SYNNEX Corp.	100	7
Sysco Corp.	798	29
T. Rowe Price Group, Inc.	262	20
Talen Energy Corp. (e)	58	1
Talmer Bancorp, Inc., Class A	400	7
Target Corp.	7,247	592
TE Connectivity Ltd.	167	11
Tenaris SA	473	6
Texas Instruments, Inc.	9,024	465
Textron, Inc.	200	9
Thermo Fisher Scientific, Inc.	486	63
Time Warner Cable, Inc.	348	62
Time Warner, Inc.	1,956	171
Time, Inc.	294	7
Titan International, Inc.	400	4
TJX Cos., Inc. (The)	6,069	402
Torchmark Corp.	900	52
Towers Watson & Co., Class A	100	13
Tractor Supply Co.	100	9
Triumph Group, Inc.	100	7
Twenty-First Century Fox, Inc., Class A	4,077	133
Twenty-First Century Fox, Inc., Class B	624	20
Tyco International PLC	27	1
Ultra Petroleum Corp. (e)	130	2
UniFirst Corp.	100	11
Union Pacific Corp.	5,112	488
United Parcel Service, Inc., Class B	6,070	588
United Technologies Corp.	9,344	1,037
UnitedHealth Group, Inc.	5,291	646
Universal Health Services, Inc., Class B	100	14
Unum Group	1,800	64
The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Urban Edge Properties REIT	59	$1
Urban Outfitters, Inc. (e)	800	28
US Bancorp	4,259	185
Valero Energy Corp.	646	40
Varian Medical Systems, Inc. (e)	257	22
Ventas, Inc. REIT	337	21
Verisk Analytics, Inc. (e)	152	11
VF Corp.	324	23
Viacom, Inc., Class B	273	18
Visa, Inc., Class A	8,372	562
Vornado Realty Trust REIT	118	11
Vulcan Materials Co.	100	8
Wabtec Corp.	100	9
Wal-Mart Stores, Inc.	9,392	666
Walgreens Boots Alliance, Inc.	905	76
Walt Disney Co. (The)	5,782	660
Waste Management, Inc.	510	24
Weatherford International PLC (e)	1,434	18
WEC Energy Group, Inc.	199	9
Wells Fargo & Co.	11,101	624
Werner Enterprises, Inc.	300	8
Western Union Co. (The)	80	2
Weyerhaeuser Co. REIT	636	20
Whole Foods Market, Inc.	648	26
Williams Cos., Inc. (The)	863	50
Williams-Sonoma, Inc.	600	49
Woodward, Inc.	200	11
World Fuel Services Corp.	200	10
WP GLIMCHER, Inc. REIT	644	9
WPX Energy, Inc. (e)	274	3
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	103	10
Xcel Energy, Inc.	376	12
Xerox Corp.	1,850	20
Xylem, Inc.	121	4
Yahoo!, Inc. (e)	906	36
Yum! Brands, Inc.	392	35
Zimmer Biomet Holdings, Inc.	235	26
Zions Bancorporation	300	10
Zoetis, Inc.	3,688	178
		50,618
Total Common Stocks (Cost $72,960)		82,656
	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (e)	104	—	@
Safeway PDC, LLC CVR (e)	104	—	@
Total Rights (Cost $—@)		—	@
	No. of Warrants	Value (000)
Warrants (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (e) (Cost $—@)	386	$2
	Shares
Investment Companies (5.4%)
United States (5.4%)
iShares MSCI Emerging Markets Index Fund	7,100	281
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio (See Note G)	117,951	2,735
SPDR S&P 500 ETF Trust	28,344	5,835
Total Investment Companies (Cost $7,524)		8,851
Short-Term Investments (11.2%)
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $16,923)	16,922,553	16,923
	Face Amount (000)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill 0.09%, 12/10/15 (h)(i) (Cost $1,733)	$1,734	1,734
Total Short-Term Investments (Cost $18,656)		18,657
Total Investments (100.7%) (Cost $156,967) (j)		166,400
Liabilities in Excess of Other Assets (-0.7%)		(1,163)
Net Assets (100.0%)		$165,237

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2015.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2015. Maturity date disclosed is the ultimate maturity date.

(e)  Non-income producing security.

(f)  Security trades on the Hong Kong exchange.

(g)  Security has been deemed illiquid at June 30, 2015.

(h)  Rate shown is the yield to maturity at June 30, 2015.

(i)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	179	$191	7/23/15	USD	192	$192	$1
Bank of America NA	GBP	110	172	7/23/15	USD	172	172	—	@
Bank of America NA	PLN	79	21	7/23/15	USD	21	21	—	@
Bank of America NA	USD	7,709	7,709	7/23/15	EUR	6,859	7,649	(60)
Bank of America NA	USD	545	545	7/23/15	EUR	489	545	(—	@)
Bank of America NA	USD	86	86	7/23/15	GBP	55	86	—	@
Bank of Montreal	AUD	1,893	1,459	7/23/15	USD	1,465	1,465	6
Bank of Montreal	NZD	1,780	1,204	7/23/15	USD	1,238	1,238	34
Bank of Montreal	USD	1,451	1,451	7/23/15	CAD	1,790	1,433	(18)
Bank of Montreal	USD	819	819	7/23/15	JPY	101,069	826	7
Bank of Montreal	USD	10	10	7/23/15	MXN	148	10	(—	@)
Bank of Montreal	USD	52	52	7/23/15	TRY	143	53	1
Bank of New York Mellon	USD	713	713	7/23/15	JPY	88,020	719	6
Barclays Bank PLC	BRL	1,338	427	7/23/15	USD	427	427	(—	@)
Barclays Bank PLC	CLP	15,112	24	7/23/15	USD	24	24	—	@
Barclays Bank PLC	USD	229	229	7/23/15	BRL	729	233	4
Citibank NA	CNY	3,353	530	5/19/16	USD	537	537	7
Citibank NA	CNY	9,823	1,554	5/19/16	USD	1,574	1,574	20
Citibank NA	IDR	1,286,049	96	7/23/15	USD	96	96	(—	@)
Citibank NA	MXN	420	27	7/3/15	USD	27	27	—	@
Citibank NA	THB	49,021	1,451	7/23/15	USD	1,451	1,451	—	@
Citibank NA	USD	60	60	7/3/15	EUR	53	60	(—	@)
Citibank NA	USD	505	505	7/23/15	INR	32,228	504	(1)
Citibank NA	USD	618	618	7/23/15	JPY	76,182	623	5
Citibank NA	USD	250	250	7/23/15	THB	8,443	250	—	@
Commonwealth Bank of Australia	AUD	2,139	1,649	7/23/15	USD	1,656	1,656	7
Credit Suisse International	CHF	102	109	7/23/15	USD	109	109	—	@
Credit Suisse International	NZD	735	497	7/23/15	USD	511	511	14
Credit Suisse International	USD	299	299	7/23/15	ILS	1,149	304	5
Deutsche Bank AG	CAD	446	357	7/3/15	USD	357	357	—	@
Deutsche Bank AG	CHF	248	266	7/23/15	USD	267	267	1
Deutsche Bank AG	CNY	6,549	1,035	5/19/16	USD	1,049	1,049	14
Deutsche Bank AG	HUF	1,917	7	7/23/15	USD	7	7	—	@
Deutsche Bank AG	PLN	635	169	7/23/15	USD	172	172	3
Deutsche Bank AG	USD	357	357	8/5/15	CAD	446	357	(—	@)
Deutsche Bank AG	USD	439	439	7/23/15	DKK	2,914	435	(4)
Deutsche Bank AG	USD	178	178	7/23/15	MYR	667	177	(1)
Deutsche Bank AG	USD	332	332	7/23/15	SGD	446	331	(1)
Deutsche Bank AG	USD	11	11	7/3/15	ZAR	136	11	—	@
Goldman Sachs International	USD	261	261	7/23/15	EUR	233	260	(1)
Goldman Sachs International	USD	5	5	7/23/15	HKD	42	5	—	@
Goldman Sachs International	USD	621	621	7/23/15	HKD	4,817	621	(—	@)
Goldman Sachs International	USD	956	956	7/23/15	JPY	117,879	964	8
HSBC Bank PLC	NZD	2,026	1,373	7/3/15	USD	1,445	1,445	72
HSBC Bank PLC	THB	4,054	120	7/3/15	USD	120	120	(—	@)
HSBC Bank PLC	USD	355	355	7/3/15	CAD	446	357	2
HSBC Bank PLC	USD	280	280	7/3/15	EUR	249	277	(3)
JPMorgan Chase Bank NA	EUR	237	265	7/3/15	USD	263	263	(2)
JPMorgan Chase Bank NA	EUR	106	118	7/3/15	USD	118	118	(—	@)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	KRW	1,830,013	$1,640	7/23/15	USD	1,640	$1,640	$	(—	@)
JPMorgan Chase Bank NA	KRW	529,495	474	7/23/15	USD	473	473		(1)
JPMorgan Chase Bank NA	NZD	513	347	7/3/15	USD	360	360		13
JPMorgan Chase Bank NA	PLN	1,094	291	7/3/15	USD	295	295		4
JPMorgan Chase Bank NA	RUB	20,264	364	7/23/15	USD	361	361		(3)
JPMorgan Chase Bank NA	TWD	7,611	247	7/23/15	USD	247	247		(—	@)
JPMorgan Chase Bank NA	USD	11	11	7/23/15	INR	720	11		—	@
JPMorgan Chase Bank NA	USD	71	71	7/3/15	NOK	550	70		(1)
JPMorgan Chase Bank NA	USD	75	75	7/3/15	NZD	109	73		(2)
JPMorgan Chase Bank NA	USD	558	558	7/23/15	RUB	30,950	557		(1)
JPMorgan Chase Bank NA	USD	120	120	7/3/15	THB	4,054	120		—	@
JPMorgan Chase Bank NA	USD	239	239	7/23/15	TWD	7,379	240		1
JPMorgan Chase Bank NA	ZAR	136	11	7/3/15	USD	11	11		(—	@)
Northern Trust Company	USD	222	222	7/23/15	SGD	298	222		(—	@)
State Street Bank and Trust Co.	JPY	19,835	162	7/23/15	USD	162	162		—	@
State Street Bank and Trust Co.	SEK	2,460	297	7/23/15	USD	300	300		3
State Street Bank and Trust Co.	THB	26,582	786	7/23/15	USD	786	786		(—	@)
State Street Bank and Trust Co.	USD	222	222	7/23/15	MXN	3,429	218		(4)
UBS AG	AUD	1,035	797	8/5/15	USD	797	797		—	@
UBS AG	AUD	1,035	798	7/3/15	USD	786	786		(12)
UBS AG	CAD	234	187	7/23/15	USD	187	187		—	@
UBS AG	CHF	210	225	7/3/15	EUR	201	225		—	@
UBS AG	CHF	1,546	1,655	7/23/15	USD	1,662	1,662		7
UBS AG	CHF	158	169	7/3/15	USD	169	169		(—	@)
UBS AG	EUR	203	227	7/3/15	CHF	210	225		(2)
UBS AG	EUR	202	225	8/5/15	CHF	210	225		(—	@)
UBS AG	EUR	180	200	7/3/15	PLN	750	199		(1)
UBS AG	EUR	63	70	7/3/15	SEK	590	71		1
UBS AG	EUR	2,752	3,069	7/3/15	USD	3,068	3,068		(1)
UBS AG	GBP	160	251	7/3/15	EUR	218	243		(8)
UBS AG	GBP	80	126	7/3/15	USD	123	123		(3)
UBS AG	KRW	654,466	587	7/3/15	USD	585	585		(2)
UBS AG	MXN	3,268	208	7/23/15	USD	208	208		—	@
UBS AG	MYR	520	138	7/3/15	USD	138	138		—	@
UBS AG	PLN	1,138	302	7/3/15	USD	308	308		6
UBS AG	USD	798	798	7/3/15	AUD	1,035	798		(—	@)
UBS AG	USD	1,116	1,116	7/23/15	CAD	1,377	1,102		(14)
UBS AG	USD	167	167	7/3/15	CHF	158	169		2
UBS AG	USD	169	169	8/5/15	CHF	158	169		—	@
UBS AG	USD	2,666	2,666	7/3/15	EUR	2,439	2,720		54
UBS AG	USD	304	304	7/3/15	EUR	269	300		(4)
UBS AG	USD	3,069	3,069	8/5/15	EUR	2,752	3,070		1
UBS AG	USD	12	12	7/3/15	GBP	7	12		(—	@)
UBS AG	USD	505	505	7/23/15	INR	32,308	505		—	@
UBS AG	USD	3,759	3,759	7/3/15	JPY	466,538	3,812		53
UBS AG	USD	1,065	1,065	7/23/15	JPY	131,402	1,074		9
UBS AG	USD	12	12	7/3/15	JPY	1,445	12		—	@
UBS AG	USD	585	585	7/3/15	KRW	654,466	586		1
UBS AG	USD	584	584	8/5/15	KRW	654,466	586		2
UBS AG	USD	8	8	7/3/15	MXN	121	8		(—	@)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	USD	140	$140	7/3/15	MYR	520	$138	$(2)
UBS AG	USD	138	138	8/5/15	MYR	520	138	(—	@)
UBS AG	USD	132	132	7/23/15	NOK	1,028	131	(1)
UBS AG	USD	168	168	7/3/15	SEK	1,391	168	—	@
UBS AG	USD	74	74	7/3/15	SGD	100	74	(—	@)
UBS AG	USD	121	121	7/23/15	SGD	162	121	(—	@)
UBS AG	USD	96	96	7/23/15	ZAR	1,197	98	2
UBS AG	ZAR	1,678	138	7/23/15	USD	138	138	—	@
Westpac Banking Corp.	USD	96	96	7/3/15	EUR	85	95	(1)
			$61,555				$61,777	$222

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond (Australia)	6	$580	Sep-15	$2
Brent Crude Futures (United Kingdom)	31	2,038	Nov-15	54
CAC 40 Index (France)	1	53	Jul-15	— @
Dax Index (Germany)	1	307	Sep-15	(2)
Euro Stoxx 50 Index (Germany)	362	13,867	Sep-15	(266)
FTSE MIB Index (Italy)	5	629	Sep-15	12
German Euro Bund (Germany)	3	508	Sep-15	2
Hang Seng Index (Hong Kong)	4	676	Jul-15	(21)
IBEX 35 Index (Spain)	7	841	Jul-15	5
MSCI Emerging Market E Mini (United States)	173	8,299	Sep-15	(6)
MSCI Singapore Free Index (Singapore)	12	662	Jul-15	(4)
NIKKEI 225 Index (Japan)	76	6,275	Sep-15	(82)
S&P 500 E MINI Index (United States)	12	1,233	Sep-15	(34)
S+P TSE 60 Index (Canada)	17	2,297	Sep-15	(25)
SGX S&P CNX Nifty (Singapore)	60	1,006	Jul-15	10
SPI 200 Index (Australia)	12	1,249	Sep-15	(33)
U.S. Treasury 2 yr. Note (United States)	36	7,882	Sep-15	12
U.S. Treasury 5 yr. Note (United States)	42	5,009	Sep-15	(5)
U.S. Treasury Ultra Bond (United States)	28	4,314	Sep-15	(129)
Short:
Copper Futures (United States)	8	(523)	Sep-15	2
FTSE 100 Index (United Kingdom)	25	(2,551)	Sep-15	58
FTSE China A50 Index (Singapore)	128	(1,589)	Jul-15	(31)
German Euro BOBL (Germany)	1	(144)	Sep-15	(— @)
U.S. Treasury 10 yr. Note (United States)	128	(16,150)	Sep-15	(25)
U.S. Treasury Long Bond (United States)	11	(1,659)	Sep-15	(15)
U.S. Treasury Ultra Long Bond (United States)	2	(308)	Sep-15	10
UK Long Gilt Bond (United Kingdom)	7	(1,273)	Sep-15	5
				$(506)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
Bank of America NA Russian Federation	Sell	$227	1.00%	6/20/20	$(39)	$18		$(21)	BBB-
Barclays Bank PLC Russian Federation	Sell	416	1.00	6/20/20	(74)	36		(38)	BBB-
Barclays Bank PLC Russian Federation	Sell	143	1.00	6/20/20	(24)	11		(13)	BBB-
Deutsche Bank AG Russian Federation	Sell	109	1.00	6/20/20	(18)	8		(10)	BBB-
Goldman Sachs International Australian Government	Buy	179	1.00	6/20/20	(6)	(—	@)	(6)	AAA
Goldman Sachs International People's Republic of China	Buy	88	1.00	6/20/20	(— @)	(—	@)	(— @)	AA-
JPMorgan Chase Bank NA Russian Federation	Sell	139	1.00	6/20/20	(24)	12		(12)	BBB-
JPMorgan Chase Bank NA Russian Federation	Sell	262	1.00	6/20/20	(45)	22		(23)	BBB-
JPMorgan Chase Bank NA Australian Government	Buy	712	1.00	6/20/20	(24)	(—	@)	(24)	AAA
JPMorgan Chase Bank NA People's Republic of China	Buy	159	1.00	6/20/20	(— @)	(1)		(1)	AA-
JPMorgan Chase Bank NA People's Republic of China	Buy	459	1.00	6/20/20	(— @)	(3)		(3)	AA-
JPMorgan Chase Bank NA Russian Federation	Sell	115	1.00	6/20/20	(20)	9		(11)	BBB-
JPMorgan Chase Bank NA Australian Government	Buy	1,132	1.00	6/20/20	(38)	(—	@)	(38)	AAA
JPMorgan Chase Bank NA People's Republic of China	Buy	1,811	1.00	6/20/20	(4)	(7)		(11)	AA-
JPMorgan Chase Bank NA Australian Government	Buy	148	1.00	6/20/20	(5)	(—	@)	(5)	AAA
Morgan Stanley & Co., LLC* CDX.NA.IG.24	Buy	14,910	1.00	6/20/20	(235)	18		(217)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.24	Buy	5,881	5.00	6/20/20	(376)	1		(375)	NR
		$26,890			$(932)	$124		$(808)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.97%	6/9/17	$22,500	$(52)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.95	6/10/17	9,640	(19)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	0.93	6/29/17	18,613	(17)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.28	3/19/18	10,600	(76)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20	3,500	(17)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.56	4/13/20	10,657	55
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.64	5/5/20	5,340	13
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	5/28/20	5,260	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	7/1/20	3,380	(3)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.79	7/1/20	3,380	(2)
						$(119)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2015:

Swap Counterparty	Index	Notional Amount (000)		Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$1,171		3 Month USD LIBOR minus 0.24%	Pay	2/19/16	$62
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	266		3 Month USD LIBOR minus 0.24%	Pay	2/19/16	14
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	532		3 Month USD LIBOR minus 0.24%	Pay	2/19/16	28
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	543		3 Month USD LIBOR minus 0.24%	Pay	2/19/16	29
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	310		3 Month USD LIBOR minus 0.24%	Pay	2/23/16	—	@
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	469		3 Month USD LIBOR minus 0.24%	Pay	2/23/16	4
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	—	@	3 Month USD LIBOR minus 0.25%	Pay	2/19/16	—	@
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	138		3 Month USD LIBOR minus 0.25%	Pay	2/19/16	9
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	21		3 Month USD LIBOR minus 0.25%	Pay	2/19/16	1
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	42		3 Month USD LIBOR minus 0.25%	Pay	2/19/16	3
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	42		3 Month USD LIBOR minus 0.25%	Pay	2/19/16	3
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	120		3 Month USD LIBOR minus 0.25%	Pay	2/23/16	3
Bank of America NA	MSCI U.S. REIT Index	424		3 Month USD LIBOR plus 0.12%	Pay	7/5/16	2
Bank of America NA	MSCI U.S. REIT Index	847		3 Month USD LIBOR plus 0.12%	Pay	7/5/16	1
Barclays Bank PLC	Barclays Elevators Index††	519		3 Month USD LIBOR minus 0.20%	Pay	4/2/16	22
Citibank NA	S&P 500 Consumer Staples Index	4,110		3 Month USD LIBOR minus 0.17%	Pay	6/9/16	(22)
Deutsche Bank AG	DB Global Machinery Index††	1,237		3 Month USD LIBOR minus 0.35%	Pay	11/5/15	53
Goldman Sachs International	GS Auto Components Index††	936		3 Month USD LIBOR minus 0.25%	Pay	12/12/15	32
Goldman Sachs International	GS China Exposed Autos Index††	1,319		3 Month USD LIBOR minus 0.10%	Pay	5/26/16	88
Goldman Sachs International	GS China Exposed Autos Index††	2,575		3 Month USD LIBOR minus 0.10%	Pay	5/26/16	12
JPMorgan Chase Bank NA	JPM Aerospace Index††	2,086		3 Month USD LIBOR minus 0.26%	Pay	9/2/15	102
JPMorgan Chase Bank NA	JPM Aerospace Index††	906		3 Month USD LIBOR minus 0.26%	Pay	9/2/15	44
JPMorgan Chase Bank NA	JPM Aerospace Index††	901		3 Month USD LIBOR minus 0.26%	Pay	9/2/15	44
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	1,401		3 Month USD LIBOR minus 0.245%	Pay	11/5/15	22
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Dividend Basket Index††	770		3 Month USD LIBOR minus 0.18%	Pay	6/13/16	10
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	670		3 Month USD LIBOR minus 0.025%	Pay	4/9/16	(35)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	134		3 Month USD LIBOR minus 0.025%	Pay	4/9/16	(8)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	536		3 Month USD LIBOR minus 2.50%	Pay	4/9/16	(38)
JPMorgan Chase Bank NA	JPMorgan Chase U.S. Refiners Index††	540		3 Month USD LIBOR minus 0.05%	Pay	4/18/16	(28)
							$457

†† See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of June 30, 2015.

Security Description	Index Weight
Barclays Elevators Index
Fujitec Co., Ltd.	2.37%
Kone Oyj	37.35
Schindler Holding AG	25.86
United Technologies Corp.	34.42
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of June 30, 2015.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.46%
Atlas Copco AB	4.03
Atlas Copco AB	7.78
CNH Industrial N.V.	3.72
Daewoo Shipbuilding & Marine Engineering	0.69
Doosan Infracore Co., Ltd.	0.54
GEA Group AG	3.19
Hino Motors Ltd.	1.28
Hitachi Construction Machinery Co., Ltd.	0.75
Hiwin Technologies Corp.	0.63
Hyundai Heavy Industries Co., Ltd.	2.43
Hyundai Mipo Dockyard Co., Ltd.	0.42
IMI PLC	2.23
JTEKT Corp.	1.62
Kawasaki Heavy Industries Ltd.	2.60
Komatsu Ltd.	7.36
Kone Oyj	4.93
Kubota Corp.	6.66
MAN SE	1.51
Melrose Industries PLC	1.85
Metso Oyj	1.50
NGK Insulators Ltd.	3.25
Samsung Heavy Industries Co., Ltd.	1.06
Sandvik AB	5.39
Schindler Holding AG	1.50
Schindler Holding AG	3.15
Sembcorp Marine Ltd.	0.78
SMC Corp.	6.29
Sulzer AG	1.15
Sumitomo Heavy Industries Ltd.	1.22
United Tractors Tbk PT	1.27
Vallourec SA	1.06
Volvo AB	7.97
Wartsila Oyj	3.01
Weichai Power Co., Ltd.	0.69
Weir Group PLC (The)	2.73
Yangzijiang Shipbuilding Holdings Ltd.	0.85
Zoomlion Heavy Industry Science & Tech	0.45
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of June 30, 2015.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co., Ltd.	2.70%
Autoliv, Inc.	3.59
BorgWarner, Inc.	4.29
Bridgestone Corp.	7.98
Cheng Shin Rubber Industry Co., Ltd.	1.18
Cie Generale des Etablissements Michelin	6.47
Continental AG	8.61
Delphi Automotive PLC	8.44
Denso Corp.	8.03
GKN PLC	2.86
Halla Visteon Climate Control Corp.	0.43
Hankook Tire Co., Ltd.	0.92
Hyundai Mobis Co., Ltd.	4.27
Hyundai Wia Corp.	0.50
Johnson Controls, Inc.	10.92
Koito Manufacturing Co., Ltd.	1.25
Magna International, Inc.	7.89
NGK Spark Plug Co., Ltd.	1.64
NHK Spring Co., Ltd.	0.58
NOK Corp.	0.98
Nokian Renkaat Oyj	1.18
Pirelli & C. SpA	1.33
Stanley Electric Co., Ltd.	0.99
Sumitomo Electric Industries Ltd.	3.88
Sumitomo Rubber Industries Ltd.	0.88
Toyoda Gosei Co., Ltd.	0.52
Toyota Industries Corp.	3.08
Valeo SA	3.93
Yokohama Rubber Co., Ltd (The)	0.68
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS China Exposed Autos Index as of June 30, 2015.

Security Description	Index Weight
GS China Exposed Autos Index
Bayerische Motoren Werke AG	11.74%
Daimler AG	27.35
Ford Motor Co.	17.40
General Motors Co.	13.70
Hyundai Motor Co.	6.29
Kia Motors Corp.	3.60
Nissan Motor Co., Ltd.	8.29
Volkswagen AG	11.63
100.00%

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of June 30, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group SE	14.04%
B/E Aerospace, Inc.	1.75
Boeing Co. (The)	32.67
Bombardier, Inc.	0.97
KLX, Inc.	0.70
Precision Castparts Corp.	9.90
Rolls-Royce Holdings PLC	7.28
Safran SA	7.89
Textron, Inc.	5.36
Thales SA	2.29
TransDigm Group, Inc.	3.63
United Technologies Corp.	10.89
Zodiac Aerospace	2.63
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of June 30, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	2.00%
Caterpillar, Inc.	21.72
Cummins, Inc.	9.23
Deere & Co.	12.75
Dover Corp.	4.68
Flowserve Corp.	2.81
Illinois Tool Works, Inc.	13.85
Ingersoll-Rand PLC	7.27
Joy Global, Inc.	1.50
PACCAR, Inc.	8.92
Parker-Hannifin Corp.	6.47
Pentair PLC	5.17
SPX Corp.	1.08
Xylem, Inc.	2.55
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase U.S. Dividend Basket Index as of June 30, 2015.

Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index
AbbVie, Inc.	0.53%
Abercrombie & Fitch Co.	0.49
Acadia Realty Trust	0.50
AES Corp.	0.54
Alexandria Real Estate Equities, Inc.	0.50
ALLETE, Inc.	0.50
Alliant Energy Corp.	0.52
American Campus Communities, Inc.	0.51
American Eagle Outfitters, Inc.	0.54
American Electric Power Co., Inc.	0.51
Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index (cont'd)
American Financial Group, Inc.	0.54%
Apartment Investment & Management Co.	0.53
Arthur J Gallagher & Co.	0.52
Associated Estates Realty Corp.	0.53
Atmos Energy Corp.	0.52
Atwood Oceanic's, Inc.	0.47
AvalonBay Communities, Inc.	0.52
Avon Products, Inc.	0.52
Bank of Hawaii Corp.	0.55
Baxter International, Inc.	0.57
Black Hills Corp	0.50
Brady Corp.	0.53
Brookline Bancorp, Inc.	0.31
Brooks Automation, Inc.	0.33
CA, Inc.	0.52
Camden Property Trust	0.53
Caterpillar, Inc.	0.53
Cato Corp. (The)	0.55
CDI Corp.	0.09
Cedar Realty Trust, Inc.	0.38
Cincinnati Financial Corp.	0.52
Cisco Systems, Inc.	0.51
City Holding Co.	0.28
Cleco Corp.	0.53
CMS Energy Corp.	0.52
Coach, Inc.	0.51
Coca-Cola Co.	0.51
Commercial Metals Co.	0.52
Community Bank System, Inc.	0.46
Compass Minerals International, Inc.	0.50
Comtech Telecommunications Corp.	0.30
CoreSite Realty Corp.	0.51
Cousins Properties, Inc.	0.53
Crown Castle International Corp.	0.51
CVB Financial Corp.	0.56
Cypress Semiconductor Corp.	0.47
Daktronics, Inc.	0.47
Darden Restaurants, Inc.	0.58
Denbury Resources, Inc.	0.48
Diamond Rock Hospitality Co.	0.52
Diebold, Inc.	0.52
Dime Community Bancshares, Inc.	0.30
Dine Equity, Inc.	0.53
Dominion Resources, Inc.	0.52
Domtar Corp.	0.50
Douglas Emmett, Inc.	0.50
Dow Chemical Co. (The)	0.51
DTE Energy Co.	0.51
Duke Realty Corp.	0.51
East Group Properties, Inc.	0.53
Eaton Corp PLC	0.50
Edison International	0.50

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index (cont'd)
El Paso Electric Co.	0.52%
Emerson Electric Co.	0.50
Equity One, Inc.	0.51
Equity Residential	0.52
Eversource Energy	0.51
Exelon Corp.	0.50
Exxon Mobil Corp.	0.52
Federated Investors, Inc.	0.51
First Commonwealth Financial Corp.	0.51
First Financial Bancorp	0.40
First Merit Corp.	0.55
First Niagara Financial Group, Inc.	0.55
FNB Corp. (The)	0.56
Ford Motor Co.	0.53
General Cable Corp.	0.50
General Electric Co.	0.52
General Mills, Inc.	0.54
General Motors Co.	0.50
Great Plains Energy, Inc.	0.51
Gulf Island Fabrication, Inc.	0.17
Hancock Holding Co.	0.56
Hawaiian Electric Industries, Inc.	0.51
Helmerich & Payne, Inc.	0.52
Highwoods Properties, Inc.	0.51
Home Properties, Inc.	0.52
Horace Mann Educators Corp.	0.56
Host Hotels & Resorts, Inc.	0.53
IDACORP, Inc.	0.52
Innophos Holdings, Inc.	0.53
Intel Corp.	0.50
International Paper Co.	0.49
Intersil Corp.	0.50
Kellogg Co.	0.53
Kimberly-Clark Corp.	0.52
Kimco Realty Corp.	0.51
Kite Realty Group Trust	0.48
KLA-Tencor Corp.	0.52
Koppers Holdings, Inc.	0.50
Laclede Group, Inc. (The)	0.52
Landauer, Inc.	0.27
LaSalle Hotel Properties	0.52
Leidos Holdings, Inc.	0.50
Lexmark International, Inc.	0.53
Lockheed Martin Corp.	0.51
Lumos Networks Corp.	0.26
Macerich Co. (The)	0.49
Mack-Cali Realty Corp.	0.56
ManTech International Corp.	0.54
Marathon Oil Corp.	0.53
McDonald's Corp.	0.53
MDC Holdings, Inc.	0.57
MDU Resources Group, Inc.	0.51
Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index (cont'd)
Merck & Co, Inc.	0.51%
Meredith Corp.	0.52
Microchip Technology, Inc.	0.53
Mid-America Apartment Communities, Inc.	0.51
Murphy Oil Corp.	0.52
Myers Industries, Inc.	0.21
National Oilwell Varco, Inc.	0.52
National Penn Bancshares, Inc.	0.55
Navient Corp.	0.51
NBT Bancorp, Inc.	0.31
New Jersey Resources Corp.	0.51
Next Era Energy, Inc.	0.52
NIC, Inc.	0.38
Northwestern Corp.	0.51
Nucor Corp.	0.47
Nutrisystem, Inc.	0.54
Occidental Petroleum Corp.	0.53
OFG Bancorp	0.43
OGE Energy Corp.	0.51
Old National Bancorp	0.55
ONE Gas, Inc.	0.54
Owens & Minor, Inc.	0.54
PACCAR, Inc.	0.53
Packaging Corp of America	0.49
Paychex, Inc.	0.51
Pennsylvania Real Estate Investment Trust	0.50
Pepco Holdings, Inc.	0.53
Pet Med Express, Inc.	0.41
Pfizer, Inc.	0.52
PG&E Corp.	0.50
Piedmont Natural Gas Co, Inc.	0.51
Pinnacle West Capital Corp.	0.51
Pitney Bowes, Inc.	0.51
PNM Resources, Inc.	0.51
Post Properties, Inc.	0.51
Potlatch Corp.	0.52
Procter & Gamble Co. (The)	0.53
Prologis, Inc.	0.49
Provident Financial Services, Inc.	0.36
Public Service Enterprise Group, Inc.	0.51
Public Storage	0.51
Questar Corp.	0.51
Rayonier, Inc.	0.53
Regency Centers Corp.	0.50
Rent-A-Center, Inc.	0.47
Reynolds American, Inc.	0.70
Saul Centers, Inc.	0.27
Schweitzer-Mauduit International, Inc.	0.52
Scotts Miracle-Gro Co. (The)	0.52
Seagate Technology PLC	0.46
Simon Property Group, Inc.	0.51
Sonoco Products Co.	0.51

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
JPMorgan Chase U.S. Dividend Basket Index (cont'd)
South Jersey Industries, Inc.	0.51%
Southside Bancshares, Inc.	0.39
Sovran Self Storage, Inc.	0.52
Spok Holdings, Inc.	0.31
Stage Stores, Inc.	0.55
Staples, Inc.	0.49
Summit Hotel Properties, Inc.	0.52
Superior Industries International, Inc.	0.20
Sysco Corp.	0.51
Tanger Factory Outlet Centers, Inc.	0.50
Taubman Centers, Inc.	0.50
Tessera Technologies, Inc.	0.52
Time, Inc.	0.52
Tompkins Financial Corp.	0.21
TrustCo Bank Corp.	0.17
Trustmark Corp.	0.54
Tupperware Brands Corp.	0.52
UDR, Inc.	0.53
UIL Holdings Corp.	0.49
Umpqua Holdings Corp.	0.53
United Bankshares, Inc.	0.56
United Parcel Service, Inc.	0.52
Universal Corp.	0.58
Urban Edge Properties	0.50
Vectren Corp.	0.50
Waddell & Reed Financial, Inc.	0.53
Waste Management, Inc.	0.50
WEC Energy Group, Inc.	0.90
Weingarten Realty Investors	0.52
Westamerica Bancorporation	0.57
Westar Energy, Inc.	0.52
Western Refining, Inc.	0.55
Western Union Co. (The)	0.49
Weyerhaeuser Co.	0.53
WGL Holdings, Inc.	0.52
Xcel Energy, Inc.	0.52
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase U.S. Refiners Index as of June 30, 2015.

Security Description	Index Weight
JPMorgan Chase U.S. Refiners Index
Delek U.S. Holdings, Inc.	1.30%
Holly Frontier Corp.	6.96
Marathon Petroleum Corp.	20.15
PBF Energy, Inc.	2.70
Phillips 66	23.57
Tesoro Corp.	15.05
Valero Energy Corp.	27.16
Western Refining, Inc.	3.11
100.00%

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNY  — Chinese Yuan Renminbi

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	49.7%
Fixed Income Securities	33.8
Short-Term Investments	11.2
Investment Companies	5.3
Other**	0.0	@@
Total Investments	100.0	%***

**  Industries and investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $81,922,000 with net unrealized depreciation of approximately $506,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $222,000 and does not include open swap agreements with net unrealized appreciation of approximately $462,000.

@@  Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Global Strategist Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $136,964)	$146,742
Investment in Security of Affiliated Issuer, at Value (Cost $20,003)	19,658
Total Investments in Securities, at Value (Cost $156,967)	166,400
Foreign Currency, at Value (Cost $334)	328
Cash	— @
Receivable for Variation Margin on Futures Contracts	3,016
Receivable for Investments Sold	1,210
Unrealized Appreciation on Swap Agreements	704
Interest Receivable	468
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	376
Dividends Receivable	162
Tax Reclaim Receivable	112
Receivable for Portfolio Shares Sold	18
Due from Adviser	6
Receivable from Affiliate	2
Other Assets	21
Total Assets	172,823
Liabilities:
Payable for Investments Purchased	6,411
Premium Received on Open Swap Agreements	321
Payable for Portfolio Shares Redeemed	266
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	154
Unrealized Depreciation on Swap Agreements	142
Payable for Custodian Fees	122
Payable for Servicing Fees	44
Payable for Professional Fees	30
Payable for Swap Agreements Termination	22
Payable for Administration Fees	11
Payable for Distribution Fees — Class II Shares	2
Payable for Transfer Agency Fees	2
Payable for Directors' Fees and Expenses	2
Payable for Variation Margin on Swap Agreements	2
Other Liabilities	55
Total Liabilities	7,586
NET ASSETS	$165,237
Net Assets Consist of:
Paid-in-Capital	$155,142
Accumulated Undistributed Net Investment Income	4,270
Accumulated Net Realized Loss	(3,772)
Unrealized Appreciation (Depreciation) on:
Investments	9,778
Investments in Affiliates	(345)
Futures Contracts	(506)
Swap Agreements	462
Foreign Currency Forward Exchange Contracts	222
Foreign Currency Translations	(14)
Net Assets	$165,237
CLASS I:
Net Assets	$137,708
Net Asset Value, Offering and Redemption Price Per Share Applicable to 13,636,609 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.10
CLASS II:
Net Assets	$27,529
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,738,668 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.05

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Global Strategist Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $109 of Foreign Taxes Withheld)	$1,632
Interest from Securities of Unaffiliated Issuers	735
Dividends from Security of Affiliated Issuer (Note G)	14
Total Investment Income	2,381
Expenses:
Advisory Fees (Note B)	653
Custodian Fees (Note F)	221
Administration Fees (Note C)	169
Professional Fees	61
Pricing Fees	59
Distribution Fees — Class II Shares (Note D)	46
Servicing Fees (Note C)	44
Shareholder Reporting Fees	18
Transfer Agency Fees (Note E)	5
Directors' Fees and Expenses	4
Other Expenses	10
Total Expenses	1,290
Waiver of Advisory Fees (Note B)	(653)
Expenses Reimbursed by Adviser (Note B)	(68)
Distribution Fees — Class II Shares Waived (Note D)	(31)
Rebate from Morgan Stanley Affiliate (Note G)	(24)
Net Expenses	514
Net Investment Income	1,867
Realized Gain (Loss):
Investments Sold	2,578
Foreign Currency Forward Exchange Contracts	(1,988)
Foreign Currency Transactions	(132)
Futures Contracts	2,149
Swap Agreements	(1,716)
Net Realized Gain	891
Change in Unrealized Appreciation (Depreciation):
Investments	(5,885)
Investments in Affiliates	125
Foreign Currency Forward Exchange Contracts	491
Foreign Currency Translations	46
Futures Contracts	(610)
Swap Agreements	134
Net Change in Unrealized Appreciation (Depreciation)	(5,699)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(4,808)
Net Decrease in Net Assets Resulting from Operations	$(2,941)

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Global Strategist Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,867	$3,481
Net Realized Gain	891	2,839
Net Change in Unrealized Appreciation (Depreciation)	(5,699)	(2,121)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,941)	4,199
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,308)
Net Realized Gain	—	(13,229)
Class II:
Net Investment Income	—	(243)
Net Realized Gain	—	(2,696)
Total Distributions	—	(17,476)
Capital Share Transactions:(1)
Class I:
Subscribed	2,483	16,657
Distributions Reinvested	—	14,537
Redeemed	(12,332)	(27,187)
Class II:
Subscribed	863	1,182
Distributions Reinvested	—	2,939
Redeemed	(2,441)	(6,293)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(11,427)	1,835
Total Decrease in Net Assets	(14,368)	(11,442)
Net Assets:
Beginning of Period	179,605	191,047
End of Period (Including Accumulated Undistributed Net Investment Income of $4,270 and $2,403)	$165,237	$179,605
(1) Capital Share Transactions:
Class I:
Shares Subscribed	240	1,541
Shares Issued on Distributions Reinvested	—	1,373
Shares Redeemed	(1,190)	(2,523)
Net Increase (Decrease) in Class I Shares Outstanding	(950)	391
Class II:
Shares Subscribed	84	111
Shares Issued on Distributions Reinvested	—	278
Shares Redeemed	(236)	(581)
Net Decrease in Class II Shares Outstanding	(152)	(192)
The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012		2011	2010
Net Asset Value, Beginning of Period	$10.28		$11.06	$9.55		$8.58		$9.02	$8.81
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.20	0.18		0.14		0.13	0.11
Net Realized and Unrealized Gain (Loss)	(0.29)		0.06	1.34		1.00		(0.45)	0.34
Total from Investment Operations	(0.18)		0.26	1.52		1.14		(0.32)	0.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	(0.01)		(0.19)		(0.12)	(0.25)
Net Realized Gain	—		(0.95)	—		—		—	—
Total Distributions	—		(1.04)	(0.01)		(0.19)		(0.12)	(0.25)
Regulatory Settlement Proceeds	—		—	—		0.02	Δ	—	0.01	^^
Net Asset Value, End of Period	$10.10		$10.28	$11.06		$9.55		$8.58	$9.02
Total Return ++	(1.75	)%#	2.15%	15.95%		13.84%		(3.68)%	5.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$137,708		$150,001	$157,059		$63,205		$64,668	$85,752
Ratio of Expenses to Average Net Assets(1)	0.57	%+*	0.56%+	0.62	%+^^^	0.94	%+	0.96%+^	1.03	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		0.94	%+	N/A	1.03	%+
Ratio of Net Investment Income to Average Net Assets(1)	2.16	%+*	1.86%+	1.69	%+	1.53	%+	1.42%+	1.35	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.04%	0.04%		0.06%		0.06%	0.02%
Portfolio Turnover Rate	78	%#	82%	168%		105%		109%	183%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.43	%*	1.42%	1.32%		1.72%		1.76%	1.45	%+
Net Investment Income to Average Net Assets	1.30	%*	1.00%	0.99%		0.75%		0.62%	0.93	%+

†  Per share amount is based on average shares outstanding.

Δ  During the year ended December 31, 2012, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of approximately 0.23% on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 13.61%.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.60% for Class I shares. Prior to April 29, 2013, the maximum ratio was 1.00% for Class I shares.

^^  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.11% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I would have been approximately 5.57%.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30,2015		Year Ended December 31,					Period from March 15, 2011^ to December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$10.24		$11.03	$9.54		$8.57		$9.04
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.19	0.17		0.13		0.11
Net Realized and Unrealized Gain (Loss)	(0.30)		0.06	1.33		1.01		(0.46)
Total from Investment Operations	(0.19)		0.25	1.50		1.14		(0.35)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	(0.01)		(0.19)		(0.12)
Net Realized Gain	—		(0.95)	—		—		—
Total Distributions	—		(1.04)	(0.01)		—		(0.12)
Regulatory Settlement Proceeds	—		—	—		0.02	Δ	—
Net Asset Value, End of Period	$10.05		$10.24	$11.03		$9.54		$8.57
Total Return ++	(1.86	)%#	2.00%	15.75%		13.70%		(4.00	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,529		$29,604	$33,988		$241		$65
Ratio of Expenses to Average Net Assets (1)	0.67	%+*	0.66%+	0.72	%+^^^	1.04	%+	1.06	%+*^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A		1.04	%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.06	%+*	1.76%+	1.59	%+	1.43	%+	1.32	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*	0.04%	0.04%		0.06%		0.06	%*
Portfolio Turnover Rate	78	%#	82%	168%		105%		109	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.74	%*	1.77%	1.67%		2.07%		2.11	%*
Net Investment Income to Average Net Assets	0.99	%*	0.65%	0.64%		0.40%		0.27	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

Δ  During the year ended December 31, 2012, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II would have been approximately 13.46%.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^  Effective April 29, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class II shares. Prior to April 29, 2013, the maximum ratio was 1.10% for Class II shares.

^^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.10% for Class II shares. Prior to July 1, 2011 the maximum ratio was 1.15% for Class II shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Strategist Portfolio (formerly Global Tactical Asset Allocation Portfolio). The Portfolio seeks total return by investing in a blend of equity and fixed income securities of U.S. and non-U.S. issuers. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (9) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$4,982	$—	$4,982
Asset-Backed Securities	—	453	—	453
Collateralized Mortgage Obligations - Agency Collateral Series	—	343	—	343
Commercial Mortgage- Backed Securities	—	1,662	—	1,662
Corporate Bonds	—	12,731	—	12,731
Sovereign	—	21,753	—	21,753
U.S. Treasury Securities	—	14,310	—	14,310
Total Fixed Income Securities	—	56,234	—	56,234

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks
Aerospace & Defense	$2,337	$—		$—	$2,337
Air Freight & Logistics	699	—		—	699
Airlines	24	2		—	26
Auto Components	328	—		—	328
Automobiles	956	—		—	956
Banks	8,320	25		—	8,345
Beverages	1,292	6		—	1,298
Biotechnology	1,710	—		—	1,710
Building Products	268	—		—	268
Capital Markets	1,778	—		—	1,778
Chemicals	1,687	—	@	—	1,687
Commercial Services & Supplies	254	—		—	254
Communications Equipment	1,146	—		—	1,146
Construction & Engineering	181	3		—	184
Construction Materials	193	4		—	197
Consumer Finance	1,059	—		—	1,059
Containers & Packaging	85	—		—	85
Diversified Consumer Services	53	—		—	53
Diversified Financial Services	744	6		—	750
Diversified Telecommunication Services	2,069	10		—	2,079
Electric Utilities	814	8		—	822
Electrical Equipment	614	—		—	614
Electronic Equipment, Instruments & Components	398	—		—	398
Energy Equipment & Services	1,656	—		—	1,656
Food & Staples Retailing	2,588	—		—	2,588
Food Products	1,148	—		—	1,148
Gas Utilities	126	—		—	126
Health Care Equipment & Supplies	1,419	—		—	1,419
Health Care Providers & Services	1,305	—		—	1,305
Health Care Technology	46	—		—	46
Hotels, Restaurants & Leisure	1,226	9		—	1,235
Household Durables	171	—		—	171
Household Products	1,883	—		—	1,883
Independent Power Producers & Energy Traders	20	1		—	21
Industrial Conglomerates	1,691	—		—	1,691
Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$2,059		$—		$—	$2,059
Insurance	3,603		—		—	3,603
Internet & Catalog Retail	612		—		—	612
Internet Software & Services	1,445		—		—	1,445
Leisure Products	5		—		—	5
Life Sciences Tools & Services	151		—		—	151
Machinery	1,113		1		—	1,114
Marine	119		—		—	119
Media	2,620		—		—	2,620
Metals & Mining	2,449		6		—	2,455
Multi-Utilities	622		—		—	622
Multi-line Retail	1,482		—		—	1,482
Oil, Gas & Consumable Fuels	4,593		5		—	4,598
Paper & Forest Products	20		—		—	20
Personal Products	357		—	@	—	357
Pharmaceuticals	6,206		—		—	6,206
Professional Services	411		—		—	411
Real Estate Investment Trusts (REITs)	1,008		2		—	1,010
Real Estate Management & Development	413		—	@	—	413
Road & Rail	952		—		—	952
Semiconductors & Semiconductor Equipment	1,112		—		—	1,112
Software	1,646		—		—	1,646
Specialty Retail	2,602		14		—	2,616
Tech Hardware, Storage & Peripherals	2,792		—		—	2,792
Textiles, Apparel & Luxury Goods	1,323		—		—	1,323
Thrifts & Mortgage Finance	5		—		—	5
Tobacco	1,326		—		—	1,326
Trading Companies & Distributors	283		—		—	283
Transportation Infrastructure	95		—	@	—	95
Water Utilities	113		1		—	114
Wireless Telecommunication Services	728	†	—		—	728	†
Total Common Stocks	82,553	†	103		—	82,656	†

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Rights	$—		$— @	$—	$— @
Warrants	2		—	—	2
Investment Companies	8,851		—	—	8,851
Short-Term Investments
Investment Company	16,923		—	—	16,923
U.S. Treasury Securities	—		1,734	—	1,734
Total Short-Term Investments	16,923		1,734	—	18,657
Foreign Currency Forward Exchange Contracts	—		376	—	376
Futures Contracts	172		—	—	172
Credit Default Swap Agreements	—		135	—	135
Interest Rate Swap Agreements	—		68	—	68
Total Return Swap Agreements	—		588	—	588
Total Assets	108,501	†	59,238	—	167,739 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(154)	—	(154)
Futures Contracts	(678)		—	—	(678)
Credit Default Swap Agreements	—		(11)	—	(11)
Interest Rate Swap Agreements	—		(187)	—	(187)
Total Return Swap Agreements	—		(131)	—	(131)
Total Liabilities	(678)		(483)	—	(1,161)
Total	$107,823	†	$58,755	$—	$166,578 †

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $28,840,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio po-

sitions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments received or paid by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$376
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	56	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	85	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	31	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	116
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	19	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	588
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	68	(a)
Total			$1,339
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(154)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(504	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(174	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(11)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(131)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(187	)(a)
Total			$(1,161)

(a)This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(1,988)
Commodity Risk	Futures Contracts	17
Equity Risk	Futures Contracts	1,836
Interest Rate Risk	Futures Contracts	296
Credit Risk	Swap Agreements	72
Equity Risk	Swap Agreements	(1,567)
Interest Rate Risk	Swap Agreements	(221)
Total		$(1,555)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$491
Commodity Risk	Futures Contracts	63
Equity Risk	Futures Contracts	(353)
Interest Rate Risk	Futures Contracts	(320)
Credit Risk	Swap Agreements	170
Equity Risk	Swap Agreements	31
Interest Rate Risk	Swap Agreements	(67)
Total		$15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$376	$(154)
Swap Agreements	704	(142)
Total	$1,080	$(296)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$178		$(1)	$—	$177
Bank of Montreal	48		(18)	—	30
Bank of New York Mellon	6		—	—	6
Barclays Bank PLC	73		(— @)	—	73
Citibank NA	32		(1)	—	31
Commonwealth Bank of Australia	7		—	—	7
Credit Suisse International	19		—	—	19
Deutsche Bank AG	79		(6)	—	73
Goldman Sachs International	140		(1)	—	139
HSBC Bank PLC	74		(3)	—	71
JPMorgan Chase Bank NA	283		(130)	—	153
State Street Bank and Trust Co.	3		(3)	—	0
UBS AG	138		(50)	—	88
Total	$1,080		$(213)	$—	$867
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$60		$(1)	$—	$59
Bank of Montreal	18		(18)	—	0
Barclays Bank PLC	—	@	(— @)	—	0
Citibank NA	23		(1)	—	22
Deutsche Bank AG	6		(6)	—	0
Goldman Sachs International	1		(1)	—	0
HSBC Bank PLC	3		(3)	—	0
JPMorgan Chase Bank NA	130		(130)	—	0
Northern Trust Company	—	@	—	—	— @

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
State Street Bank and Trust Co.	$4	$(3)	$—	$1
UBS AG	50	(50)	—	0
Westpac Banking Corp.	1	—	—	1
Total	$296	$(213)	$—	$83

@  Value is less than $500.

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$78,893,000
Futures Contracts:
Average monthly original value	$157,130,000
Swap Agreements:
Average monthly notional amount	$143,830,000

5.  When-Issued/Delayed Delivery Securities: The Portfolio purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Portfolio.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement,

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.60% for Class I shares and 0.70% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $653,000 of advisory fees were waived and approximately $68,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.25% of the 0.35% distribution fee that it may receive. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2015, this waiver amounted to approximately $31,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $77,009,000 and $74,025,000, respectively. For the six months ended June 30, 2015, purchases and sales of long-term U.S. Government securities were approximately $45,840,000 and $46,058,000, respectively.

The Portfolio invests in Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $15,000 relating to the Portfolio's investment in the Emerging Markets Portfolio. The Emerging Markets Portfolio has a cost basis of approximately $3,080,000 at June 30, 2015.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Portfolio's transactions in shares of the Emerging Markets Portfolio during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$2,610	$—	$—	$—	$2,735

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $9,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$33,006	$56,701	$72,784	$14	$16,923

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,547	$15,929	$210	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and on certain equity securities designated as issued by passive foreign investment companies, swap transactions, paydown adjustments, distribution redesignation and dividends received from investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(1,819)	$1,819	$—

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,692	$1,279

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,972,000 and the aggregate gross unrealized depreciation is approximately $7,539,000 resulting in net unrealized appreciation of approximately $9,433,000.

At December 31, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration*
$5,441	December 31, 2017

* Includes capital losses acquired from Strategist Portfolio that may be subject to limitation under IRC section 382 in future years, reducing the total carryforward available.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $1,814,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 76.7% and 90.3% for Class I and Class II shares, respectively.

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
1258634 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Mid Cap Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Mid Cap Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,022.00	$1,019.59	$5.26	$5.26	1.05%
Mid Cap Growth Portfolio Class II	1,000.00	1,021.50	1,019.09	5.76	5.76	1.15

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee was higher than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (92.6%)
Aerospace & Defense (1.0%)
TransDigm Group, Inc. (a)	8,110	$1,822
Air Freight & Logistics (0.5%)
XPO Logistics, Inc. (a)	18,447	833
Automobiles (4.5%)
Tesla Motors, Inc. (a)	30,148	8,087
Beverages (1.1%)
Monster Beverage Corp. (a)	14,942	2,003
Biotechnology (1.6%)
Alnylam Pharmaceuticals, Inc. (a)	9,318	1,117
Intercept Pharmaceuticals, Inc. (a)	1,146	277
Ironwood Pharmaceuticals, Inc. (a)	80,049	965
Seattle Genetics, Inc. (a)	11,749	569
		2,928
Commercial Services & Supplies (1.0%)
Stericycle, Inc. (a)	13,222	1,771
Communications Equipment (1.1%)
Palo Alto Networks, Inc. (a)	11,335	1,980
Diversified Financial Services (5.7%)
McGraw Hill Financial, Inc.	50,377	5,061
MSCI, Inc.	85,073	5,236
		10,297
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	15,873	850
Food Products (4.6%)
Keurig Green Mountain, Inc.	38,852	2,977
Mead Johnson Nutrition Co.	57,611	5,198
		8,175
Health Care Equipment & Supplies (3.8%)
Intuitive Surgical, Inc. (a)	14,215	6,887
Health Care Technology (2.6%)
athenahealth, Inc. (a)	40,131	4,598
Hotels, Restaurants & Leisure (5.2%)
Chipotle Mexican Grill, Inc. (a)	1,210	732
Dunkin' Brands Group, Inc.	85,187	4,685
Panera Bread Co., Class A (a)	22,064	3,856
		9,273
Information Technology Services (4.6%)
FleetCor Technologies, Inc. (a)	26,930	4,203
Gartner, Inc. (a)	47,527	4,077
		8,280
Internet & Catalog Retail (2.9%)
Groupon, Inc. (a)	136,722	688
TripAdvisor, Inc. (a)	11,307	985
Vipshop Holdings Ltd. ADR (China) (a)	70,043	1,559
Zalando SE (Germany) (a)(c)	36,119	1,206
zulily, Inc., Class A (a)(b)	61,208	798
		5,236
	Shares	Value (000)
Internet Software & Services (16.6%)
Autohome, Inc. ADR (China) (a)	38,626	$1,952
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost — $1,380; acquired 5/1/12)	152,532	2,823
LendingClub Corp. (a)	106,201	1,567
LinkedIn Corp., Class A (a)	35,176	7,268
MercadoLibre, Inc. (Brazil)	13,373	1,895
Pandora Media, Inc. (a)	81,907	1,273
Twitter, Inc. (a)	180,544	6,539
Yelp, Inc. (a)	20,217	870
Youku Tudou, Inc. ADR (China) (a)	79,845	1,959
Zillow Group, Inc., Class A (a)(b)	41,860	3,631
		29,777
Life Sciences Tools & Services (5.6%)
Illumina, Inc. (a)	46,056	10,057
Machinery (0.9%)
Colfax Corp. (a)	35,667	1,646
Media (1.7%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost — $1,604; acquired 3/8/12)	1,500	2,987
Pharmaceuticals (5.8%)
Endo International PLC (a)	63,167	5,031
Zoetis, Inc.	113,291	5,463
		10,494
Professional Services (4.7%)
IHS, Inc., Class A (a)	30,788	3,960
Verisk Analytics, Inc. (a)	60,900	4,431
		8,391
Software (13.0%)
FireEye, Inc. (a)	90,119	4,408
NetSuite, Inc. (a)	15,369	1,410
ServiceNow, Inc. (a)	58,335	4,335
Splunk, Inc. (a)	84,950	5,914
Tableau Software, Inc., Class A (a)	17,917	2,066
Workday, Inc., Class A (a)	60,039	4,586
Zynga, Inc., Class A (a)	212,842	609
		23,328
Tech Hardware, Storage & Peripherals (0.4%)
3D Systems Corp. (a)(b)	23,521	459
Stratasys Ltd. (a)	8,177	286
		745
Textiles, Apparel & Luxury Goods (3.2%)
Lululemon Athletica, Inc. (Canada) (a)	36,044	2,354
Michael Kors Holdings Ltd. (a)	55,777	2,347
Under Armour, Inc., Class A (a)	12,550	1,047
		5,748
Total Common Stocks (Cost $131,726)		166,193

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Preferred Stocks (3.9%)
Internet & Catalog Retail (2.9%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $1,369; acquired 4/16/14)	33,636	$2,848
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost — $385; acquired 10/4/13)	16,789	2,388
		5,236
Software (1.0%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost — $455; acquired 7/19/12)	148,616	1,280
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost — $102; acquired 10/25/13)	29,092	251
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost — $102; acquired 10/25/13)	29,092	250
		1,781
Total Preferred Stocks (Cost $2,413)		7,017
Convertible Preferred Stocks (0.2%)
Internet & Catalog Retail (0.0%)
Peixe Urbano, Inc. (Brazil) (a)(d)(e)(f) (acquisition cost — $787; acquired 12/2/11)	23,881	10
Internet Software & Services (0.2%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost — $132; acquired 5/25/12)	14,641	271
Total Convertible Preferred Stocks (Cost $919)		281
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016 @ CNY 6.70	24,283,524	53
USD/CNY November 2015 @ CNY 6.65	31,371,904	12
Total Call Options Purchased (Cost $197)		65
	Shares
Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (2.9%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	3,688,054	3,688
	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $1,211; fully collateralized by various U.S. Government obligations; 0.88% – 2.00% due 2/28/17 – 10/31/21; valued at $1,235)	$1,211	1,211
	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $134; fully collateralized by various U.S. Government agency securities; 2.35% – 5.50% due 12/22/15 – 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $137)	$134	$134
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $182; fully collateralized by various U.S. Government obligations; Zero Coupon – 0.25% due 5/15/16 – 2/15/24; valued at $185)	182	182
		1,527
Total Securities held as Collateral on Loaned Securities (Cost $5,215)		5,215
	Shares
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $7,247)	7,246,768	7,247
Total Short-Term Investments (Cost $12,462)		12,462
Total Investments (103.6%) (Cost $147,717) Including $5,195 of Securities Loaned		186,018
Liabilities in Excess of Other Assets (-3.6%)		(6,527)
Net Assets (100.0%)		$179,491

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2015.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $13,108,000 and represents 7.3% of net assets.

(e)  Security has been deemed illiquid at June 30, 2015.

(f)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $13,108,000, representing 7.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

ADR  American Depositary Receipt.

CNY  — Chinese Yuan Renminbi

USD  — United States Dollar

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.5%
Internet Software & Services	16.6
Software	13.9
Pharmaceuticals	5.8
Internet & Catalog Retail	5.8
Diversified Financial Services	5.7
Life Sciences Tools & Services	5.6
Hotels, Restaurants & Leisure	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $136,782)	$175,083
Investment in Security of Affiliated Issuer, at Value (Cost $10,935)	10,935
Total Investments in Securities, at Value (Cost $147,717)	186,018
Cash	95
Receivable for Portfolio Shares Sold	63
Dividends Receivable	36
Receivable from Affiliate	1
Other Assets	18
Total Assets	186,231
Liabilities:
Collateral on Securities Loaned, at Value	5,310
Payable for Portfolio Shares Redeemed	710
Payable for Advisory Fees	333
Due to Broker	260
Payable for Servicing Fees	47
Payable for Professional Fees	18
Payable for Custodian Fees	14
Payable for Administration Fees	12
Payable for Distribution Fees — Class II Shares	10
Payable for Transfer Agency Fees	2
Payable for Directors' Fees and Expenses	—	@
Other Liabilities	24
Total Liabilities	6,740
NET ASSETS	$179,491
Net Assets Consist of:
Paid-in-Capital	$106,997
Accumulated Net Investment Loss	(764)
Accumulated Net Realized Gain	34,957
Unrealized Appreciation (Depreciation) on:
Investments	38,301
Net Assets	$179,491
CLASS I:
Net Assets	$60,174
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,624,460 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.01
CLASS II:
Net Assets	$119,317
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,305,455 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.82
(1) Including:
Securities on Loan, at Value:	$5,195

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$217
Income from Securities Loaned — Net	81
Dividends from Security of Affiliated Issuer (Note G)	5
Total Investment Income	303
Expenses:
Advisory Fees (Note B)	713
Distribution Fees — Class II Shares (Note D)	200
Administration Fees (Note C)	185
Servicing Fees (Note C)	47
Professional Fees	43
Shareholder Reporting Fees	18
Custodian Fees (Note F)	17
Transfer Agency Fees (Note E)	5
Directors' Fees and Expenses	4
Pricing Fees	3
Other Expenses	10
Total Expenses	1,245
Distribution Fees — Class II Shares Waived (Note D)	(137)
Waiver of Advisory Fees (Note B)	(45)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	1,060
Net Investment Loss	(757)
Realized Gain:
Investments Sold	5,344
Foreign Currency Transactions	— @
Net Realized Gain	5,344
Change in Unrealized Appreciation (Depreciation):
Investments	(178)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,166
Net Increase in Net Assets Resulting from Operations	$4,409

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(757)	$(436)
Net Realized Gain	5,344	30,244
Net Change in Unrealized Appreciation (Depreciation)	(178)	(26,595)
Net Increase in Net Assets Resulting from Operations	4,409	3,213
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(9,690)
Class II:
Net Realized Gain	—	(19,594)
Total Distributions	—	(29,284)
Capital Share Transactions:(1)
Class I:
Subscribed	4,720	13,135
Distributions Reinvested	—	9,690
Redeemed	(12,670)	(19,974)
Class II:
Subscribed	1,745	12,141
Distributions Reinvested	—	19,594
Redeemed	(14,983)	(35,674)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,188)	(1,088)
Total Decrease in Net Assets	(16,779)	(27,159)
Net Assets:
Beginning of Period	196,270	223,429
End of Period (Including Accumulated Net Investment Loss of $(764) and $(7))	$179,491	$196,270
(1) Capital Share Transactions:
Class I:
Shares Subscribed	358	973
Shares Issued on Distributions Reinvested	—	771
Shares Redeemed	(969)	(1,513)
Net Increase (Decrease) in Class I Shares Outstanding	(611)	231
Class II:
Shares Subscribed	135	844
Shares Issued on Distributions Reinvested	—	1,580
Shares Redeemed	(1,156)	(2,718)
Net Decrease in Class II Shares Outstanding	(1,021)	(294)

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.73		$14.41	$10.77	$11.22	$12.12	$9.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.05)		(0.02)	(0.05)	0.04	(0.05)	0.01
Net Realized and Unrealized Gain (Loss)	0.33		0.28	4.03	0.91	(0.80)	2.95
Total from Investment Operations	0.28		0.26	3.98	0.95	(0.85)	2.96
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.05)	—	(0.04)	—
Net Realized Gain	—		(1.94)	(0.29)	(1.40)	(0.01)	—
Total Distributions	—		(1.94)	(0.34)	(1.40)	(0.05)	—
Net Asset Value, End of Period	$13.01		$12.73	$14.41	$10.77	$11.22	$12.12
Total Return ++	2.20	%#	1.97%	37.49%	8.69%	(7.12)%	32.31%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$60,174		$66,653	$72,112	$61,552	$64,323	$70,122
Ratio of Expenses to Average Net Assets(1)	1.05	%+*	1.05%+	1.05%+	1.05%+	1.05%+	1.05	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.05	%+
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.73	)%+*	(0.14)%+	(0.39)%+	0.33%+	(0.42)%+	0.10	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	9	%#	44%	49%	29%	32%	43%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.10	%*	1.10%	1.09%	1.06%	1.05%	1.06	%+
Net Investment Income (Loss) to Average Net Assets	(0.78	)%*	(0.19)%	(0.43)%	0.32%	(0.42)%	0.09	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Mid Cap Growth Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.55		$14.25	$10.64	$11.12	$12.01	$9.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.05)		(0.03)	(0.06)	0.03	(0.06)	0.00	‡
Net Realized and Unrealized Gain (Loss)	0.32		0.27	3.99	0.89	(0.79)	2.92
Total from Investment Operations	0.27		0.24	3.93	0.92	(0.85)	2.92
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.03)	—	(0.03)	—
Net Realized Gain	—		(1.94)	(0.29)	(1.40)	(0.01)	—
Total Distributions	—		(1.94)	(0.32)	(1.40)	(0.04)	—
Net Asset Value, End of Period	$12.82		$12.55	$14.25	$10.64	$11.12	$12.01
Total Return ++	2.15	%#	1.84%	37.48%	8.49%	(7.17)%	32.27%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$119,317		$129,617	$151,317	$157,899	$200,502	$227,378
Ratio of Expenses to Average Net Assets(1)	1.15	%+*	1.15%+	1.15%+	1.15%+	1.15%+	1.15	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.15	%+
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.83	)%+*	(0.24)%+	(0.49)%+	0.23%+	(0.52)%+	0.00	%§
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	9	%#	44%	49%	29%	32%	43%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.41	%*	1.45%	1.44%	1.41%	1.40%	1.41	%+
Net Investment Loss to Average Net Assets	(1.09	)%*	(0.54)%	(0.78)%	(0.03)%	(0.77)%	(0.26	)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective at the close of business on May 30, 2014, the Portfolio suspended offering Class I shares and Class II shares of the Portfolio to new investors. The Portfolio will continue to offer Class I shares and Class II shares of the Portfolio to existing shareholders. The Portfolio may recommence offering Class I shares and Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class I shares and Class II shares may be limited in amount and may commence and terminate without any prior notice.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the

Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,822	$—	$—	$1,822
Air Freight & Logistics	833	—	—	833
Automobiles	8,087	—	—	8,087
Beverages	2,003	—	—	2,003
Biotechnology	2,928	—	—	2,928
Commercial Services & Supplies	1,771	—	—	1,771
Communications Equipment	1,980	—	—	1,980
Diversified Financial Services	10,297	—	—	10,297
Electrical Equipment	850	—	—	850
Food Products	8,175	—	—	8,175
Health Care Equipment & Supplies	6,887	—	—	6,887
Health Care Technology	4,598	—	—	4,598
Hotels, Restaurants & Leisure	9,273	—	—	9,273
Information Technology Services	8,280	—	—	8,280

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Internet & Catalog Retail	$5,236	$—	$—	$5,236
Internet Software & Services	26,954	—	2,823	29,777
Life Sciences Tools & Services	10,057	—	—	10,057
Machinery	1,646	—	—	1,646
Media	—	—	2,987	2,987
Pharmaceuticals	10,494	—	—	10,494
Professional Services	8,391	—	—	8,391
Software	23,328	—	—	23,328
Tech Hardware, Storage & Peripherals	745	—	—	745
Textiles, Apparel & Luxury Goods	5,748	—	—	5,748
Total Common Stocks	160,383	—	5,810	166,193
Preferred Stocks	—	—	7,017	7,017
Convertible Preferred Stocks	—	—	281	281
Call Options Purchased	—	65	—	65
Short-Term Investments
Investment Company	10,935	—	—	10,935
Repurchase Agreements	—	1,527	—	1,527
Total Short-Term Investments	10,935	1,527	—	12,462
Total Assets	$171,318	$1,592	$13,108	$186,018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $1,206,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Preferred Stocks (000)	Convertible Preferred Stocks (000)
Beginning Balance	$6,051	$5,365	$290
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(241)	1,652	(9)
Realized gains (losses)	—	—	—
Ending Balance	$5,810	$7,017	$281
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$(241)	$1,652	$(9)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$10	Market Transaction Method	Escrow Cash Receivable from Liquidation	$0.43		$0.43		$0.43		Increase
Preferred Stocks	$2,848	Market Transaction Method	Pending Precedent Transaction	$93.38		$93.38		$93.38		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.2	x	15.5	x	15.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Catalog Retail (cont'd)
Preferred Stocks	$2,388	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76		$119.76		Increase
			Issuance Price of Pending Financing	$142.24		$142.24		$142.24		Increase
Internet Software & Services
Common Stock	$2,823	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$271	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	6.9	x	13.5	x	12.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Media
Common Stock	$2,987	Market Transaction Method	Pending Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%		15.5%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.2	x	8.8	x	6.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stocks	$1,781	Market Transaction Method	Precedent Transaction of Preferred Stock	$8.89		$8.89		$8.89		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.4	x	17.0	x	17.0x		Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$65	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(108	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(146	)(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets (d) (000)		Liabilities (d) (000)
Call Options Purchased	$65	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$65	$—	$(65)	$0

(e)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	67,801,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,195	(f)	$—	$(5,195	)(g)(h)	$0

(f)  Represents market value of loaned securities at period end.

(g)  The Portfolio received cash collateral of approximately $5,310,000, of which approximately $5,215,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $95,000, which is not reflected in the Portfolio of Investments.

(h)  The actual collateral received is greater than the amount shown here due to overcollateralization.

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.70% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $45,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the

20

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.25% of the 0.35% distribution fee that it may receive. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action appropriate. For the six months ended June 30, 2015, this waiver amounted to approximately $137,000.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $16,783,000 and $40,576,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$12,685	$37,945	$39,695	$5	$10,935

During the six months ended June 30, 2015, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in

21

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

"Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,356	$24,928	$610	$4,987

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, tax adjustments on partnership investments held and sold by the Portfolio, capital gain distributions from real estate investments and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$512	$24	$(536)

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$29,428

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $52,522,000 and the aggregate gross unrealized depreciation is approximately $14,221,000 resulting in net unrealized appreciation of approximately $38,301,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 82.8% and 76.2% for Class I and Class II shares, respectively.

22

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
1257561 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

U.S. Real Estate Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expense Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expenses Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$944.40	$1,019.79	$4.87	$5.06	1.01%
U.S. Real Estate Portfolio Class II	1,000.00	943.10	1,018.55	6.07	6.31	1.26

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Apartments (19.2%)
AvalonBay Communities, Inc. REIT	150,814	$24,111
Camden Property Trust REIT	205,923	15,296
Equity Residential REIT	557,648	39,130
Essex Property Trust, Inc. REIT	26,120	5,550
Mid-America Apartment Communities, Inc. REIT	58,737	4,277
		88,364
Diversified (6.8%)
Lexington Realty Trust REIT	25,031	212
Vornado Realty Trust REIT	326,161	30,963
		31,175
Health Care (6.3%)
HCP, Inc. REIT	98,748	3,601
Health Care REIT, Inc.	94,734	6,217
Healthcare Realty Trust, Inc. REIT	63,851	1,485
Senior Housing Properties Trust REIT	251,306	4,411
Ventas, Inc. REIT	213,762	13,273
		28,987
Industrial (3.4%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	11,760	6,220
DCT Industrial Trust, Inc. REIT	19,398	610
ProLogis, Inc. REIT	207,875	7,712
Rexford Industrial Realty, Inc. REIT	94,970	1,385
		15,927
Lodging/Resorts (12.7%)
Chesapeake Lodging Trust REIT	207,230	6,316
Hilton Worldwide Holdings, Inc. (a)	281,043	7,743
Host Hotels & Resorts, Inc. REIT	1,525,935	30,259
LaSalle Hotel Properties REIT	61,692	2,188
Starwood Hotels & Resorts Worldwide, Inc.	148,875	12,072
		58,578
Manufactured Homes (1.6%)
Equity Lifestyle Properties, Inc. REIT	143,530	7,547
Mixed Industrial/Office (1.6%)
Duke Realty Corp. REIT	180,149	3,346
Liberty Property Trust REIT	129,335	4,167
		7,513
Office (13.0%)
Alexandria Real Estate Equities, Inc. REIT	31,697	2,772
BioMed Realty Trust, Inc. REIT	155,098	3,000
Boston Properties, Inc. REIT	186,635	22,590
BRCP REIT I, LP (a)(b)(c)(d)	2,928,671	190
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	4,165
Corporate Office Properties Trust REIT	68,720	1,618
Cousins Properties, Inc. REIT	473,245	4,912
Douglas Emmett, Inc. REIT	283,270	7,631
Hudson Pacific Properties, Inc. REIT	222,200	6,304
Mack-Cali Realty Corp. REIT	247,748	4,566
Paramount Group, Inc. REIT	116,679	2,002
		59,750
	Shares	Value (000)
Regional Malls (18.0%)
General Growth Properties, Inc. REIT	595,941	$15,292
Macerich Co. (The) REIT	46,208	3,447
Simon Property Group, Inc. REIT	337,455	58,386
WP GLIMCHER, Inc. REIT	434,960	5,885
		83,010
Retail Free Standing (2.3%)
National Retail Properties, Inc. REIT	120,757	4,228
Realty Income Corp. REIT	30,088	1,335
STORE Capital Corp. REIT	243,232	4,889
		10,452
Self Storage (5.8%)
CubeSmart REIT	59,052	1,368
Public Storage REIT	120,156	22,153
Sovran Self Storage, Inc. REIT	38,400	3,337
		26,858
Shopping Centers (8.6%)
Acadia Realty Trust REIT	78,281	2,279
DDR Corp. REIT	427	7
Equity One, Inc. REIT	40,479	945
Federal Realty Investment Trust REIT	15,608	1,999
Kimco Realty Corp. REIT	440,423	9,927
Regency Centers Corp. REIT	220,772	13,021
Tanger Factory Outlet Centers, Inc. REIT	306,606	9,719
Urban Edge Properties REIT	85,813	1,784
		39,681
Total Common Stocks (Cost $307,905)		457,842
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $403)	403,053	403
Total Investments (99.4%) (Cost $308,308)		458,245
Other Assets in Excess of Liabilities (0.6%)		2,867
Net Assets (100.0%)		$461,112

(a)  Non-income producing security.

(b)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $10,575,000, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT I, LP was acquired between 12/04 - 5/08 and has a current cost basis of approximately $93,000. BRCP REIT II, LP was acquired between 1/07 - 4/11 and has a current cost basis of approximately $6,999,000. Cabot Industrial Value Fund II, LP was acquired between 3/07 - 5/09 and has a current cost basis of approximately $5,880,000. At June 30, 2015, these securities had an aggregate market value of approximately $10,575,000 representing 2.3% of net assets.

(d)  Security has been deemed illiquid at June 30, 2015.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Apartments	19.3%
Regional Malls	18.1
Office	13.0
Lodging/Resorts	12.8
Other*	9.1
Shopping Centers	8.7
Diversified	6.8
Health Care	6.3
Self Storage	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $307,905)	$457,842
Investment in Security of Affiliated Issuer, at Value (Cost $403)	403
Total Investments in Securities, at Value (Cost $308,308)	458,245
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Portfolio Shares Sold	4,566
Dividends Receivable	1,657
Receivable for Investments Sold	558
Receivable from Affiliate	—	@
Other Assets	27
Total Assets	465,053
Liabilities:
Payable for Portfolio Shares Redeemed	2,097
Payable for Advisory Fees	898
Payable for Investments Purchased	668
Payable for Servicing Fees	111
Payable for Distribution Fees — Class II Shares	59
Payable for Administration Fees	31
Payable for Professional Fees	19
Payable for Directors' Fees and Expenses	6
Payable for Custodian Fees	4
Payable for Transfer Agency Fees	4
Other Liabilities	44
Total Liabilities	3,941
NET ASSETS	$461,112
Net Assets Consist of:
Paid-in-Capital	$452,323
Accumulated Undistributed Net Investment Income	11,555
Accumulated Net Realized Loss	(152,703)
Unrealized Appreciation (Depreciation) on:
Investments	149,937
Foreign Currency Translations	(—	@)
Net Assets	$461,112
CLASS I:
Net Assets	$180,743
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,507,349 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$19.01
CLASS II:
Net Assets	$280,369
Net Asset Value, Offering and Redemption Price Per Share Applicable to 14,847,466 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$18.88

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$7,726
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	7,728
Expenses:
Advisory Fees (Note B)	1,999
Administration Fees (Note C)	488
Distribution Fees — Class II Shares (Note D)	471
Servicing Fees (Note C)	111
Professional Fees	40
Shareholder Reporting Fees	22
Custodian Fees (Note F)	13
Transfer Agency Fees (Note E)	7
Directors' Fees and Expenses	6
Pricing Fees	2
Other Expenses	6
Expenses Before Non Operating Expenses	3,165
Investment Related Expenses	24
Total Expenses	3,189
Waiver of Advisory Fees (Note B)	(191)
Distribution Fees — Class II Shares Waived (Note D)	(100)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	2,896
Net Investment Income	4,832
Realized Gain:
Investments Sold	19,653
Change in Unrealized Appreciation (Depreciation):
Investments	(52,984)
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(52,984)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(33,331)
Net Decrease in Net Assets Resulting from Operations	$(28,499)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,832	$6,523
Net Realized Gain	19,653	63,108
Net Change in Unrealized Appreciation (Depreciation)	(52,984)	52,644
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,499)	122,275
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(2,804)
Class II:
Net Investment Income	—	(2,894)
Total Distributions	—	(5,698)
Capital Share Transactions:(1)
Class I:
Subscribed	16,419	39,566
Distributions Reinvested	—	2,804
Redeemed	(29,659)	(188,206)
Class II:
Subscribed	50,506	86,686
Distributions Reinvested	—	2,894
Redeemed	(31,700)	(52,149)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,566	(108,405)
Total Increase (Decrease) in Net Assets	(22,933)	8,172
Net Assets:
Beginning of Period	484,045	475,873
End of Period (Including Accumulated Undistributed Net Investment Income of $11,555 and $6,723)	$461,112	$484,045
(1) Capital Share Transactions:
Class I:
Shares Subscribed	794	2,205
Shares Issued on Distributions Reinvested	—	154
Shares Redeemed	(1,460)	(10,607)
Net Decrease in Class I Shares Outstanding	(666)	(8,248)
Class II:
Shares Subscribed	2,452	4,803
Shares Issued on Distributions Reinvested	—	160
Shares Redeemed	(1,559)	(2,885)
Net Increase in Class II Shares Outstanding	893	2,078

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$20.13		$15.74		$15.59		$13.57		$12.91		$10.15
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.27		0.22		0.18		0.08		0.14
Net Realized and Unrealized Gain (Loss)	(1.33)		4.38		0.11		1.97		0.69		2.87
Total from Investment Operations	(1.12)		4.65		0.33		2.15		0.77		3.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.18)		(0.13)		(0.11)		(0.25)
Net Asset Value, End of Period	$19.01		$20.13		$15.74		$15.59		$13.57		$12.91
Total Return ++	(5.56	)%#	29.72%		2.05%		15.84%		5.92%		29.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$180,743		$204,740		$289,874		$305,099		$277,481		$288,516
Ratio of Expenses to Average Net Assets(1)	1.01	%+*	1.06	%+^	1.10	%+	1.10	%+	1.09	%+	1.11	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%+*	1.05	%+	1.08	%+	1.08	%+	1.07	%+	1.10	%+
Ratio of Net Investment Income to Average Net Assets(1)	2.08	%+*	1.52	%+	1.36	%+	1.19	%+	0.64	%+	1.20	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%§	0.00	%§	0.00	%§	0.00	%§
Portfolio Turnover Rate	12	%#	25%		17%		17%		18%		22%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.09	%*	1.11		N/A		N/A		N/A		1.12	%+
Net Investment Income to Average Net Assets	2.00	%*	1.47		N/A		N/A		N/A		1.19	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2014, the maximum ratio was 1.10% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$20.02		$15.66	$15.52	$13.50	$12.84	$10.11
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.23	0.18	0.14	0.05	0.11
Net Realized and Unrealized Gain (Loss)	(1.33)		4.35	0.10	1.97	0.68	2.84
Total from Investment Operations	(1.14)		4.58	0.28	2.11	0.73	2.95
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.14)	(0.09)	(0.07)	(0.22)
Net Asset Value, End of Period	$18.88		$20.02	$15.66	$15.52	$13.50	$12.84
Total Return ++	(5.69	)%#	29.43%	1.75%	15.62%	5.66%	29.53%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$280,369		$279,305	$185,999	$177,358	$178,082	$198,500
Ratio of Expenses to Average Net Assets(1)	1.26	%+*	1.31%^+	1.35%+	1.35%+	1.34%+	1.36	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%+*	1.30%+	1.33%+	1.33%+	1.32%+	1.35	%+
Ratio of Net Investment Income to Average Net Assets(1)	1.83	%+*	1.27%+	1.11%+	0.94%+	0.39%+	0.95	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	12	%#	25%	17%	17%	18%	22%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.39	%*	1.46%	1.45%	1.45%	1.44%	1.47	%+
Net Investment Income to Average Net Assets	1.70	%*	1.12%	1.01%	0.84%	0.29%	0.84	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.25% for Class II shares. Prior to July 1, 2014 the maximum ratio was 1.35% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio has capital subscription commitments to certain investee companies for this same purpose, the details of which are disclosed in the Unfunded Commitments note. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions,

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$88,364	$—	$—	$88,364
Diversified	31,175	—	—	31,175
Health Care	28,987	—	—	28,987
Industrial	9,707	—	6,220	15,927
Lodging/Resorts	58,578	—	—	58,578
Manufactured Homes	7,547	—	—	7,547
Mixed Industrial/Office	7,513	—	—	7,513
Office	55,395	—	4,355	59,750
Regional Malls	83,010	—	—	83,010
Retail Free Standing	10,452	—	—	10,452
Self Storage	26,858	—	—	26,858
Shopping Centers	39,681	—	—	39,681
Total Common Stocks	447,267	—	10,575	457,842
Short-Term Investment
Investment Company	403	—	—	403
Total Assets	$447,670	$—	$10,575	$458,245

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, the Portfolio did not have any investments transfer between investment levels.

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$16,612
Purchases	—
Sales	(6,121)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(377)
Change in unrealized appreciation (depreciation)	(1,824)
Realized gains (losses)	2,285
Ending Balance	$10,575
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$487

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$6,220	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and significant market changes between last capital statement and valuation date, as applicable	Adjusted Capital Balance
Office
Common Stocks	$4,355	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and significant market changes between last capital statement and valuation date, as applicable	Adjusted Capital Balance

3.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT I, LLC, the Portfolio has made a subscription commitment of $3,360,000 for which it will receive 3,360,000 shares of common stock. As of June 30, 2015, BRCP REIT I, LLC has drawn down approximately

$2,929,000, which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LLC, the Portfolio has made a subscription commitment of $7,700,000 for which it will receive 7,700,000 shares of common stock. As of June 30, 2015, BRCP REIT II, LLC has drawn down approximately $7,155,000, which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $6,300,000 for which it will receive 12,600 shares of common stock. As of June 30, 2015, Cabot Industrial Value Fund, LP has drawn down approximately $5,880,000 which represents 93.3% of the commitment.

4.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.72% of the Portfolio's average daily net assets.

The Adviser had agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares and 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $191,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee,

accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2015, this waiver amounted to approximately $100,000. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor will no longer waive a portion of the distribution fees that it may receive.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

short-term investments, were approximately $86,030,000 and $58,248,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$16,492	$34,304	$50,393	$2	$403

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,698	$—	$5,029	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT basis adjustments, securities sold with return of capital basis adjustment, partnership basis adjustments and in-kind redemptions, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(111)	$(31,698)	$31,809

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,200	$—

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $160,776,000 and the aggregate gross unrealized depreciation is approximately $10,839,000 resulting in net unrealized appreciation of approximately $149,937,000.

At December 31, 2014, the Portfolio had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)	Expiration
$155,777	December 31, 2017

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2014, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $27,065,000.

For the year ended December 31, 2014, the Portfolio realized gains from in-kind redemptions of approximately $34,111,000. The gains are not taxable income to the Portfolio.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 38.4% and 91.3% for Class I and Class II shares, respectively.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
1257830 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,085.60	$1,020.83	$4.14	$4.01	0.80%
Growth Portfolio Class II	1,000.00	1,084.40	1,019.59	5.43	5.26	1.05

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee was higher but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Automobiles (4.4%)
Tesla Motors, Inc. (a)	34,308	$9,203
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc. (a)	5,476	990
Alnylam Pharmaceuticals, Inc. (a)	9,061	1,086
Regeneron Pharmaceuticals, Inc. (a)	2,759	1,407
		3,483
Chemicals (1.5%)
Monsanto Co.	28,863	3,076
Diversified Financial Services (3.9%)
McGraw Hill Financial, Inc.	57,707	5,797
MSCI, Inc.	37,176	2,288
		8,085
Electrical Equipment (0.5%)
SolarCity Corp. (a)(b)	17,665	946
Food & Staples Retailing (1.4%)
Walgreens Boots Alliance, Inc.	35,232	2,975
Food Products (4.5%)
Keurig Green Mountain, Inc.	44,504	3,410
Mead Johnson Nutrition Co.	64,902	5,856
		9,266
Health Care Equipment & Supplies (3.7%)
Intuitive Surgical, Inc. (a)	15,878	7,693
Health Care Technology (0.7%)
athenahealth, Inc. (a)	13,141	1,506
Hotels, Restaurants & Leisure (2.4%)
Starbucks Corp.	93,538	5,015
Information Technology Services (4.5%)
Mastercard, Inc., Class A	57,593	5,384
Visa, Inc., Class A	58,047	3,898
		9,282
Internet & Catalog Retail (14.6%)
Amazon.com, Inc. (a)	40,090	17,403
JD.com, Inc. ADR (China) (a)	76,182	2,598
Netflix, Inc. (a)	5,484	3,602
Priceline Group, Inc. (The) (a)	5,642	6,496
		30,099
Internet Software & Services (21.1%)
Alibaba Group Holding Ltd. ADR (China) (a)	31,126	2,561
eBay, Inc. (a)	34,108	2,055
Facebook, Inc., Class A (a)	190,647	16,351
Google, Inc., Class C (a)	17,887	9,310
LinkedIn Corp., Class A (a)	29,921	6,182
Twitter, Inc. (a)	197,231	7,144
		43,603
Life Sciences Tools & Services (5.5%)
Illumina, Inc. (a)	52,156	11,389
	Shares	Value (000)
Media (2.4%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost — $1,250; acquired 10/15/14)	590	$1,175
Naspers Ltd., Class N (South Africa)	23,782	3,704
		4,879
Pharmaceuticals (8.8%)
Allergan PLC (a)	10,427	3,164
Valeant Pharmaceuticals International, Inc. (Canada) (a)	39,680	8,815
Zoetis, Inc.	127,454	6,146
		18,125
Semiconductors & Semiconductor Equipment (0.9%)
ARM Holdings PLC ADR (United Kingdom)	38,539	1,899
Software (7.8%)
FireEye, Inc. (a)	37,744	1,846
Salesforce.com, Inc. (a)	97,675	6,801
Splunk, Inc. (a)	32,451	2,259
Workday, Inc., Class A (a)	68,197	5,210
		16,116
Tech Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	55,845	7,004
Textiles, Apparel & Luxury Goods (1.2%)
Michael Kors Holdings Ltd. (a)	58,467	2,461
Total Common Stocks (Cost $105,337)		196,105
Preferred Stocks (1.6%)
Internet & Catalog Retail (1.4%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $1,335; acquired 4/16/14)	32,784	2,776
Internet Software & Services (0.2%)
Dropbox, Inc. Series C (a)(c)(d)(e) (acquisition cost — $485; acquired 1/30/14)	25,401	470
Total Preferred Stocks (Cost $1,820)		3,246
	Notional Amount
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY June 2016 @ CNY 6.70	27,582,683	60
USD/CNY November 2015 @ CNY 6.65	32,646,016	13
Total Call Options Purchased (Cost $214)		73
	Shares
Short-Term Investments (4.3%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	644,088	644

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $211; fully collateralized by various U.S. Government obligations; 0.88% – 2.00% due 2/28/17 – 10/31/21; valued at $216)	$211	$211
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $24; fully collateralized by various U.S. Government agency securities; 2.35% – 5.50% due 12/22/15 – 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $24)	24	24
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $32; fully collateralized by various U.S. Government obligations; Zero Coupon – 0.25% due 5/15/16 – 2/15/24; valued at $32)	32	32
		267
Total Securities held as Collateral on Loaned Securities (Cost $911)		911
	Shares
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $7,940)	7,940,070	7,940
Total Short-Term Investments (Cost $8,851)		8,851
Total Investments (100.8%) (Cost $116,222) Including $911 of Securities Loaned		208,275
Liabilities in Excess of Other Assets (-0.8%)		(1,598)
Net Assets (100.0%)		$206,677

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2015.

(c)  Security has been deemed illiquid at June 30, 2015.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $4,421,000 and represents 2.1% of net assets.

(e)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $4,421,000, representing 2.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

ADR  American Depositary Receipt.

CNY  — Chinese Yuan Renminbi

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.9%
Internet Software & Services	21.3
Internet & Catalog Retail	15.8
Pharmaceuticals	8.7
Software	7.8
Life Sciences Tools & Services	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $107,638)	$199,691
Investment in Security of Affiliated Issuer, at Value (Cost $8,584)	8,584
Total Investments in Securities, at Value (Cost $116,222)	208,275
Cash	16
Receivable for Portfolio Shares Sold	71
Dividends Receivable	54
Receivable from Affiliate	1
Other Assets	21
Total Assets	208,438
Liabilities:
Collateral on Securities Loaned, at Value	927
Payable for Advisory Fees	263
Due to Broker	260
Payable for Portfolio Shares Redeemed	184
Payable for Servicing Fees	42
Payable for Professional Fees	20
Payable for Distribution Fees — Class II Shares	17
Payable for Administration Fees	14
Payable for Custodian Fees	6
Payable for Directors' Fees and Expenses	3
Payable for Transfer Agency Fees	3
Other Liabilities	22
Total Liabilities	1,761
NET ASSETS	$206,677
Net Assets Consist of:
Paid-in-Capital	$76,231
Accumulated Net Investment Loss	(364)
Accumulated Undistributed Net Realized Gain	38,757
Unrealized Appreciation (Depreciation) on:
Investments	92,053
Net Assets	$206,677
CLASS I:
Net Assets	$122,734
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,678,955 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$33.36
CLASS II:
Net Assets	$83,943
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,583,133 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$32.50
(1) Including:
Securities on Loan, at Value:	$911

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$552
Income from Securities Loaned — Net	18
Dividends from Security of Affiliated Issuer (Note G)	5
Total Investment Income	575
Expenses:
Advisory Fees (Note B)	518
Administration Fees (Note C)	199
Distribution Fees — Class II Shares (Note D)	130
Professional Fees	43
Servicing Fees (Note C)	42
Shareholder Reporting Fees	15
Custodian Fees (Note F)	9
Transfer Agency Fees (Note E)	6
Pricing Fees	2
Directors' Fees and Expenses	— @
Other Expenses	12
Total Expenses	976
Distribution Fees — Class II Shares Waived (Note D)	(27)
Waiver of Advisory Fees (Note B)	(16)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	930
Net Investment Loss	(355)
Realized Gain (Loss):
Investments Sold	11,068
Foreign Currency Transactions	(1)
Net Realized Gain	11,067
Change in Unrealized Appreciation (Depreciation):
Investments	6,204
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	17,271
Net Increase in Net Assets Resulting from Operations	$16,916

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(355)	$(588)
Net Realized Gain	11,067	28,506
Net Change in Unrealized Appreciation (Depreciation)	6,204	(15,509)
Net Increase in Net Assets Resulting from Operations	16,916	12,409
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(9,042)
Class II:
Net Realized Gain	—	(6,018)
Total Distributions	—	(15,060)
Capital Share Transactions:(1)
Class I:
Subscribed	1,834	4,951
Distributions Reinvested	—	9,042
Redeemed	(12,277)	(32,041)
Class II:
Subscribed	10,379	27,012
Distributions Reinvested	—	6,018
Redeemed	(13,159)	(29,900)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,223)	(14,918)
Total Increase (Decrease) in Net Assets	3,693	(17,569)
Net Assets:
Beginning of Period	202,984	220,553
End of Period (Including Accumulated Net Investment Loss of $(364) and $(9))	$206,677	$202,984
(1) Capital Share Transactions:
Class I:
Shares Subscribed	56	161
Shares Issued on Distributions Reinvested	—	301
Shares Redeemed	(375)	(1,041)
Net Decrease in Class I Shares Outstanding	(319)	(579)
Class II:
Shares Subscribed	324	887
Shares Issued on Distributions Reinvested	—	205
Shares Redeemed	(413)	(1,002)
Net Increase (Decrease) in Class II Shares Outstanding	(89)	90
The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$30.73		$31.03	$21.94	$20.10	$20.70	$16.87
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.04)		(0.06)	(0.03)	0.10	(0.02)	0.03
Net Realized and Unrealized Gain (Loss)	2.67		1.98	10.23	2.76	(0.56)	3.82
Total from Investment Operations	2.63		1.92	10.20	2.86	(0.58)	3.85
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.12)	—	(0.02)	(0.02)
Net Realized Gain	—		(2.22)	(0.99)	(1.02)	—	—
Total Distributions	—		(2.22)	(1.11)	(1.02)	(0.02)	(0.02)
Net Asset Value, End of Period	$33.36		$30.73	$31.03	$21.94	$20.10	$20.70
Total Return ++	8.56	%#	6.36%	48.07%	14.38%	(2.80)%	22.86%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$122,734		$122,881	$142,052	$51,043	$52,279	$65,186
Ratio of Expenses to Average Net Assets(1)	0.80	%+*	0.77%+	0.82%+^	0.85%+	0.85%+	0.85	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.80%+	N/A	N/A	N/A	0.85	%+
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.24	)%+*	(0.19)%+	(0.11)%+	0.45%+	(0.11)%+	0.16	%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	11	%#	30%	32%	48%	30%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.82	%*	0.85%	0.90%	0.88%	0.88%	0.87	%+
Net Investment Income (Loss) to Average Net Assets	(0.26	)%*	(0.27)%	(0.19)%	0.42%	(0.14)%	0.14	%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to September 9, 2013, the maximum ratio was 0.85% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.97		$30.39	$21.50	$19.77	$20.39	$16.63
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.08)		(0.13)	(0.09)	0.04	(0.07)	(0.02)
Net Realized and Unrealized Gain (Loss)	2.61		1.93	10.02	2.71	(0.55)	3.78
Total from Investment Operations	2.53		1.80	9.93	2.75	(0.62)	3.76
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.05)	—	—	—
Net Realized Gain	—		(2.22)	(0.99)	(1.02)	—	—
Total Distributions	—		(2.22)	(1.04)	(1.02)	—	—
Net Asset Value, End of Period	$32.50		$29.97	$30.39	$21.50	$19.77	$20.39
Total Return ++	8.44	%#	6.09%	47.72%	14.05%	(3.04)%	22.61%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,943		$80,103	$78,501	$31,883	$31,258	$28,661
Ratio of Expenses to Average Net Assets(1)	1.05	%+*	1.02%+	1.07%+^	1.10%+	1.10%+	1.10	%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.05%+	N/A	N/A	N/A	1.10	%+
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.49	)%+*	(0.44)%+	(0.36)%+	0.20%+	(0.36)%+	(0.09	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	11	%#	30%	32%	48%	30%	35%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.13	%*	1.20%	1.25%	1.23%	1.23%	1.22	%+
Net Investment Income (Loss) to Average Net Assets	(0.57	)%*	(0.62)%	(0.54)%	0.07%	(0.49)%	(0.21	)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 9, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to September 9, 2013, the maximum ratio was 1.10% for Class II shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$9,203	$—	$—	$9,203
Biotechnology	3,483	—	—	3,483
Chemicals	3,076	—	—	3,076
Diversified Financial Services	8,085	—	—	8,085
Electrical Equipment	946	—	—	946
Food & Staples Retailing	2,975	—	—	2,975
Food Products	9,266	—	—	9,266
Health Care Equipment & Supplies	7,693	—	—	7,693
Health Care Technology	1,506	—	—	1,506
Hotels, Restaurants & Leisure	5,015	—	—	5,015
Information Technology Services	9,282	—	—	9,282
Internet & Catalog Retail	30,099	—	—	30,099
Internet Software & Services	43,603	—	—	43,603
Life Sciences Tools & Services	11,389	—	—	11,389
Media	3,704	—	1,175	4,879
Pharmaceuticals	18,125	—	—	18,125
Semiconductors & Semiconductor Equipment	1,899	—	—	1,899
Software	16,116	—	—	16,116

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Tech Hardware, Storage & Peripherals	$7,004	$—	$—	$7,004
Textiles, Apparel & Luxury Goods	2,461	—	—	2,461
Total Common Stocks	194,930	—	1,175	196,105
Preferred Stocks	—	—	3,246	3,246
Call Options Purchased	—	73	—	73
Short-Term Investments
Investment Company	8,584	—	—	8,584
Repurchase Agreements	—	267	—	267
Total Short-Term Investments	8,584	267	—	8,851
Total Assets	$203,514	$340	$4,421	$208,275

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approxi-

mately $3,704,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,234	$2,138
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(59)	1,108
Realized gains (losses)	—	—
Ending Balance	$1,175	$3,246
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$(59)	$1,108

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range	Selected Value	Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stock	$2,776	Market Transaction Method	Pending Precedent Transaction	$93.38	$93.38	$93.38	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	17.0%	16.0%	Decrease
Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
Market Comparable Companies	Enterprise Value/ Revenue	10.2	x	15.5	x	15.5	x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Internet Software & Services
Preferred Stock	$470	Market Transaction Method	Third Party Tender Offer/ Series C Preferred	$19.10	$19.10	$19.10	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
Market Comparable Companies	Enterprise Value/ Revenue	6.9	x	13.5	x	12.0x	Increase
Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range			Selected Value	Impact to Valuation from an Increase in Input
Media
Common Stock	$1,175	Market Transaction Method	Pending Precedent Transaction	$2,119.29		$2,119.29	$2,119.29	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		16.5%	15.5%	Decrease
			Perpetual Growth Rate	3.0%		5.0%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.2	x	8.8x	6.0x	Increase
			Discount for Lack of Marketability	15.0%		15.0%	15.0%	Decrease

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2015.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Call Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$73	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2015 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(109	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Call Options Purchased)	$(158	)(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2015, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Call Options Purchased	$73	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$73	$—	$(73)	$0

(e)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2015, the approximate average monthly amount outstanding for each derivative type is as follows:

Call Options Purchased:
Average monthly notional amount	69,779,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$911	(f)	$—	$(911	)(g)(h)	$0

(f)  Represents market value of loaned securities at period end.

(g)  The Portfolio received cash collateral of approximately $927,000, of which approximately $911,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $16,000, which is not reflected in the Portfolio of Investments.

(h)  The actual collateral received is greater than the amount shown here due to overcollateralization.

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses)

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.48% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $16,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2015, this waiver amounted to approximately $27,000. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor will no longer waive a portion of the distribution fees that it may receive.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $21,880,000 and $35,264,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid

19

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

were reduced by approximately $3,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$8,784	$27,495	$27,695	$5	$8,584

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,039	$13,021	$315	$3,346

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$587	$(142)	$(445)

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$27,828

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $97,068,000 and the aggregate gross unrealized depreciation is approximately $5,015,000 resulting in net unrealized appreciation of approximately $92,053,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 67.8% and 81.0% for Class I and Class II shares, respectively.

20

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
1257521 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Global Infrastructure Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$979.60	$1,020.48	$4.27	$4.36	0.87%
Global Infrastructure Portfolio Class II	1,000.00	979.50	1,019.24	5.50	5.61	1.12

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Australia (4.6%)
DUET Group (a)	535,762	$955
Macquarie Atlas Roads Group	340,651	836
Sydney Airport	129,666	498
Transurban Group	259,579	1,863
		4,152
Austria (2.0%)
Flughafen Wien AG	21,396	1,856
Brazil (2.1%)
Arteris SA	417,400	1,269
CCR SA	128,635	617
		1,886
Canada (12.9%)
Enbridge, Inc. (a)	129,603	6,061
Inter Pipeline Ltd. (a)	49,456	1,137
Pembina Pipeline Corp. (a)	29,952	968
TransCanada Corp. (a)	86,253	3,505
		11,671
China (7.0%)
China Everbright International Ltd. (b)	659,000	1,182
China Gas Holdings Ltd. (b)	30,000	48
ENN Energy Holdings Ltd. (b)	228,000	1,375
Guangdong Investment Ltd. (b)	1,278,000	1,790
Hopewell Highway Infrastructure Ltd. (b)	3,062,000	1,505
Jiangsu Expressway Co., Ltd. H Shares (b)	364,000	478
		6,378
France (4.4%)
Eutelsat Communications SA	46,734	1,508
SES SA	26,589	893
Vinci SA	27,970	1,618
		4,019
Italy (2.0%)
Atlantia SpA	43,646	1,078
Snam SpA	162,833	775
		1,853
Japan (1.0%)
Tokyo Gas Co., Ltd.	171,000	908
Mexico (0.1%)
Infraestructura Energetica Nova SAB de CV	26,500	131
Netherlands (0.6%)
Koninklijke Vopak N.V. (a)	10,433	527
Spain (2.6%)
Ferrovial SA	34,830	755
Red Electrica Corp., SA (a)	1,780	143
Saeta Yield SA	140,456	1,467
		2,365
Switzerland (1.7%)
Flughafen Zuerich AG (Registered)	1,962	1,518
	Shares	Value (000)
United Kingdom (9.7%)
John Laing Group PLC (c)(d)	516,423	$1,749
National Grid PLC	297,141	3,815
Pennon Group PLC	80,966	1,031
Severn Trent PLC	33,126	1,083
United Utilities Group PLC	79,869	1,120
		8,798
United States (47.0%)
American Tower Corp. REIT	53,730	5,013
American Water Works Co., Inc.	13,790	671
Atmos Energy Corp.	23,150	1,187
Cheniere Energy, Inc. (d)	18,746	1,298
Crown Castle International Corp. REIT	56,696	4,553
Enbridge Energy Management LLC (d)	53,384	1,762
Eversource Energy	12,539	569
ITC Holdings Corp.	27,628	889
Kinder Morgan, Inc.	188,299	7,229
NiSource, Inc.	13,970	637
ONEOK, Inc.	23,790	939
Pattern Energy Group, Inc.	78,461	2,227
PG&E Corp.	60,147	2,953
Plains GP Holdings LP, Class A	9,808	253
SBA Communications Corp., Class A (d)	12,392	1,425
SemGroup Corp., Class A	10,833	861
Sempra Energy	32,151	3,181
Spectra Energy Corp.	46,511	1,516
Targa Resources Corp.	5,116	456
TerraForm Power, Inc., Class A (d)	33,401	1,269
Union Pacific Corp.	6,070	579
Williams Cos., Inc. (The)	55,606	3,191
		42,658
Total Common Stocks (Cost $72,399)		88,720
Short-Term Investments (6.9%)
Securities held as Collateral on Loaned Securities (4.5%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	2,902,508	2,903
	Face Amount (000)
Repurchase Agreements (1.3%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $953; fully collateralized by various U.S. Government obligations; 0.88% – 2.00% due 2/28/17 – 10/31/21; valued at $972)	$953	953
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $106; fully collateralized by various U.S. Government agency securities; 2.35% – 5.50% due 12/22/15 – 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $108)	106	106

The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $142; fully collateralized by various U.S. Government obligations; Zero Coupon – 0.25% due 5/15/16 – 2/15/24; valued at $146)	$142	$142
		1,201
Total Securities held as Collateral on Loaned Securities (Cost $4,104)		4,104
	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $2,178)	2,178,317	2,178
Total Short-Term Investments (Cost $6,282)		6,282
Total Investments (104.6%) (Cost $78,681) Including $7,300 of Securities Loaned		95,002
Liabilities in Excess of Other Assets (-4.6%)		(4,157)
Net Assets (100.0%)		$90,845

(a)  All or a portion of this security was on loan at June 30, 2015.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Non-income producing security.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	41.7%
Communications	14.7
Other**	11.1
Toll Roads	10.2
Electricity Transmission & Distribution	9.2
Water	7.6
PPA Contracted Renewables	5.5
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $73,600)	$89,921
Investment in Security of Affiliated Issuer, at Value (Cost $5,081)	5,081
Total Investments in Securities, at Value (Cost $78,681)	95,002
Foreign Currency, at Value (Cost $121)	120
Cash	74
Dividends Receivable	414
Receivable for Investments Sold	231
Receivable for Portfolio Shares Sold	45
Tax Reclaim Receivable	27
Receivable from Affiliate	—	@
Other Assets	5
Total Assets	95,918
Liabilities:
Collateral on Securities Loaned, at Value	4,179
Payable for Investments Purchased	432
Payable for Portfolio Shares Redeemed	263
Payable for Advisory Fees	119
Payable for Professional Fees	26
Payable for Servicing Fees	22
Payable for Custodian Fees	11
Payable for Administration Fees	6
Payable for Distribution Fees — Class II Shares	5
Payable for Transfer Agency Fees	1
Other Liabilities	9
Total Liabilities	5,073
NET ASSETS	$90,845
Net Assets Consist of:
Paid-in-Capital	$57,256
Accumulated Undistributed Net Investment Income	2,638
Accumulated Undistributed Net Realized Gain	14,631
Unrealized Appreciation (Depreciation) on:
Investments	16,321
Foreign Currency Translations	(1)
Net Assets	$90,845
CLASS I:
Net Assets	$65,523
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,181,928 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.12
CLASS II:
Net Assets	$25,322
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,788,942 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.08
(1) Including:
Securities on Loan, at Value:	$7,300

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $62 of Foreign Taxes Withheld)	$1,530
Income from Securities Loaned — Net	23
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	1,554
Expenses:
Advisory Fees (Note B)	402
Administration Fees (Note C)	91
Professional Fees	54
Distribution Fees — Class II Shares (Note D)	39
Custodian Fees (Note F)	33
Servicing Fees (Note C)	22
Shareholder Reporting Fees	9
Offering Costs	7
Pricing Fees	3
Transfer Agency Fees (Note E)	2
Directors' Fees and Expenses	— @
Other Expenses	3
Total Expenses	665
Waiver of Advisory Fees (Note B)	(215)
Distribution Fees — Class II Shares Waived (Note D)	(8)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	441
Net Investment Income	1,113
Realized Gain (Loss):
Investments Sold	5,523
Foreign Currency Transactions	(4)
Net Realized Gain	5,519
Change in Unrealized Appreciation (Depreciation):
Investments	(8,487)
Foreign Currency Translations	2
Net Change in Unrealized Appreciation (Depreciation)	(8,485)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(2,966)
Net Decrease in Net Assets Resulting from Operations	$(1,853)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,113	$1,873
Net Realized Gain	5,519	11,826
Net Change in Unrealized Appreciation (Depreciation)	(8,485)	(1,045)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,853)	12,654
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,423)
Net Realized Gain	—	(8,270)
Class II:
Net Investment Income	—	(311)
Net Realized Gain	—	(2,086)
Total Distributions	—	(12,090)
Capital Share Transactions:(1)
Class I:
Subscribed	303	1,337
Issued due to a tax-free reorganization	—	17,217
Distributions Reinvested	—	9,693
Redeemed	(6,328)	(13,439)
Class II:
Subscribed	4,500	4,188
Issued due to a tax-free reorganization	—	6,927
Distributions Reinvested	—	2,397
Redeemed	(2,922)	(3,996)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,447)	24,324
Total Increase (Decrease) in Net Assets	(6,300)	24,888
Net Assets:
Beginning of Period	97,145	72,257
End of Period (Including Accumulated Undistributed Net Investment Income of $2,638 and $1,525)	$90,845	$97,145
(1) Capital Share Transactions:
Class I:
Shares Subscribed	32	145
Shares Issued due to a tax-free reorganization	—	2,010
Shares Issued on Distributions Reinvested	—	1,130
Shares Redeemed	(673)	(1,455)
Net Increase (Decrease) in Class I Shares Outstanding	(641)	1,830
Class II:
Shares Subscribed	480	455
Shares Issued due to a tax-free reorganization	—	810
Shares Issued on Distributions Reinvested	—	280
Shares Redeemed	(315)	(434)
Net Increase in Class II Shares Outstanding	165	1,111

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Global Infrastructure Portfolio

	Class I**
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010^
Net Asset Value, Beginning of Period	$9.31		$9.64	$9.19	$8.72	$8.13	$8.68
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.20	0.20	0.22	0.21	0.21
Net Realized and Unrealized Gain (Loss)	(0.30)		1.16	1.32	1.30	1.07	0.18
Total from Investment Operations	(0.19)		1.36	1.52	1.52	1.28	0.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)	(0.26)	(0.23)	(0.23)	(0.25)
Net Realized Gain	—		(1.44)	(0.81)	(0.82)	(0.46)	(0.69)
Total Distributions	—		(1.69)	(1.07)	(1.05)	(0.69)	(0.94)
Net Asset Value, End of Period	$9.12		$9.31	$9.64	$9.19	$8.72	$8.13
Total Return ++	(2.04	)%#	15.63%	17.91%	18.69%	16.07%	6.93%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$65,523		$72,815	$57,746	$57,628	$58,998	$61,408
Ratio of Expenses to Average Net Assets(1)	0.87	%+*	0.87%+	0.90%+	0.87%+	0.86%+	0.87%+
Ratio of Net Investment Income to Average Net Assets(1)	2.41	%+*	2.12%+	2.12%+	2.51%+	2.48%+	2.71%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	25	%#	40%	25%	28%	36%	148%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.33	%*	1.26%	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.95	%*	1.73%	N/A	N/A	N/A	N/A

**  On April 28, 2014, the Portfolio acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Portfolio adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class I shares reflect the historical per share data of Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.

^  Beginning with the year ended December 31, 2011, the Portfolio was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Global Infrastructure Portfolio

	Class II**
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010^
Net Asset Value, Beginning of Period	$9.27		$9.60	$9.16	$8.69	$8.10	$8.64
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.17	0.17	0.20	0.19	0.19
Net Realized and Unrealized Gain (Loss)	(0.29)		1.16	1.32	1.29	1.06	0.19
Total from Investment Operations	(0.19)		1.33	1.49	1.49	1.25	0.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)	(0.24)	(0.20)	(0.20)	(0.23)
Net Realized Gain	—		(1.44)	(0.81)	(0.82)	(0.46)	(0.69)
Total Distributions	—		(1.66)	(1.05)	(1.02)	(0.66)	(0.92)
Net Asset Value, End of Period	$9.08		$9.27	$9.60	$9.16	$8.69	$8.10
Total Return ++	(2.05	)%#	15.28%	17.54%	18.44%	15.82%	6.74%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,322		$24,330	$14,511	$14,506	$14,472	$15,789
Ratio of Expenses to Average Net Assets(1)	1.12	%+*	1.12%+	1.15%+	1.12%+	1.11%+	1.12%+
Ratio of Net Investment Income to Average Net Assets(1)	2.16	%+*	1.87%+	1.87%+	2.26%+	2.23%+	2.46%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	25	%#	40%	25%	28%	36%	148%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.64	%*	1.59%	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	1.64	%*	1.40%	N/A	N/A	N/A	N/A

**  On April 28, 2014, the Portfolio acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Portfolio adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class II shares reflect the historical per share data of Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.

^  Beginning with the year ended December 31, 2011, the Portfolio was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio, formerly Morgan Stanley Variable Investment Series Global Infrastructure Portfolio. The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser") and sub-advisers, Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), seek to provide both capital appreciation and current income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. The Portfolio offers two classes of shares – Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

On April 28, 2014, the Portfolio acquired the net assets of Morgan Stanley Select Dimensions Global Infrastructure Portfolio ("Global Infrastructure Portfolio"), an open-end investment company, based on the respective valuations as of the close of business on April 25, 2014, pursuant to a Plan of Reorganization approved by the shareholders of Global Infrastructure Portfolio on March 17, 2014 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 2,010,409 Class I shares of the Portfolio at a net asset value of $8.56 for 787,286 Class X shares of Global Infrastructure Portfolio; 810,385 Class II shares of the Portfolio at a net asset value of $8.55 for 316,316 Class Y shares of Global Infrastructure Portfolio; The net assets of Global Infrastructure Portfolio before the Reorganization were approximately $24,144,000, including unrealized appreciation of approximately $6,919,000 at April 25, 2014. The investment portfolio of Global Infrastructure Portfolio, with a fair value of approximately $24,089,000 and identified cost of approximately $17,171,000 on April 25, 2014, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Global Infrastructure Portfolio was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $73,320,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $97,464,000.

Upon closing of the Reorganization, shareholders of Global Infrastructure Portfolio received shares of the Portfolio as follows:

Global Infrastructure Portfolio	UIF Global Infrastructure Portfolio
Class X	Class I
Class Y	Class II

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended December 31, 2014, are as follows:

Net investment income(1)	$2,193,000
Net realized gain and unrealized gain(2)	$12,013,000
Net increase (decrease) in net assets resulting from operations	$14,206,000

(1)Approximately $1,873,000 as reported, plus approximately $169,000 Global Infrastructure Portfolio prior to the Reorganization, plus approximately $151,000 of estimated pro-forma eliminated expenses.

(2)Approximately $10,781,000 as reported, plus approximately $1,232,000 Global Infrastructure Portfolio prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Infrastructure Portfolio that have been included in the Portfolio's Statement of Operations since April 28, 2014.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

(2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$3,872	$—	$—	$3,872
Communications	13,392	—	—	13,392
Diversified	3,459	—	—	3,459
Electricity Transmission & Distribution	8,369	—	—	8,369
Oil & Gas Storage & Transportation	37,945	—	—	37,945
PPA Contracted Renewables	4,963	—	—	4,963
Railroads	579	—	—	579
Toll Roads	9,264	—	—	9,264
Water	6,877	—	—	6,877
Total Common Stocks	88,720	—	—	88,720
Short-Term Investments
Investment Company	5,081	—	—	5,081
Repurchase Agreements	—	1,201	—	1,201
Total Short-Term Investments	5,081	1,201	—	6,282
Total Assets	$93,801	$1,201	$—	$95,002

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $29,727,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$7,300	(a)	$—	$(7,300	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of approximately $4,179,000, of which approximately $4,104,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $75,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $3,556,000 in the form of U.S. Government obligations, which the Portfolio

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Portfolio.

Pursuant to the Reorganization, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $215,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.10% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2015, this waiver amounted to approximately $8,000. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor will no longer waive a portion of the distribution fees that it may receive.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $22,738,000 and $25,964,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2015 (000)
$10,117	$18,197	$23,233	$1	$5,081

During the six months ended June 30, 2015, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,137	$9,953	$1,865	$5,863

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and merger adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$(44)	$(65)	$109

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,030	$8,741

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,058,000 and the aggregate gross unrealized depreciation is approximately $737,000 resulting in net unrealized appreciation of approximately $16,321,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 91.8% and 84.0% for Class I and Class II shares, respectively.

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN
1258018 Exp. 08.31.16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Small Company Growth Portfolio

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example	2
Investment Advisory Agreement Approval	3
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Director and Officer Information	Back Cover

1

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Small Company Growth Portfolio (the "Portfolio"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2015 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/15	Actual Ending Account Value 6/30/15	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class II	$1,000.00	$1,059.60	$1,018.60	$6.38	$6.26	1.25%

*  Expenses are calculated using the Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one- and five-year periods but better than its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley

3

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Investment Advisory Agreement Approval (unaudited) (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

4

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Air Freight & Logistics (3.2%)
XPO Logistics, Inc. (a)	10,704	$484
Biotechnology (3.8%)
ACADIA Pharmaceuticals, Inc. (a)	1,051	44
Agios Pharmaceuticals, Inc. (a)(b)	870	97
Alnylam Pharmaceuticals, Inc. (a)	683	82
Clovis Oncology, Inc. (a)	672	59
Insmed, Inc. (a)	1,745	43
Intrexon Corp. (a)(b)	2,547	124
Ironwood Pharmaceuticals, Inc. (a)	6,146	74
Spark Therapeutics, Inc. (a)(b)	875	53
ZIOPHARM Oncology, Inc. (a)(b)	448	5
		581
Capital Markets (7.5%)
Capitol Acquisition Corp. II (Units) (a)(c)	5,040	59
Financial Engines, Inc.	7,366	313
Greenhill & Co., Inc.	3,749	155
WisdomTree Investments, Inc.	28,206	619
		1,146
Chemicals (1.0%)
Platform Specialty Products Corp. (a)	5,830	149
Electrical Equipment (2.4%)
Babcock & Wilcox Co. (The)	11,286	370
Electronic Equipment, Instruments & Components (0.9%)
Cognex Corp.	1,526	73
FARO Technologies, Inc. (a)	1,267	59
		132
Health Care Equipment & Supplies (0.4%)
Sientra, Inc. (a)	2,243	57
Health Care Providers & Services (1.4%)
HealthEquity, Inc. (a)	6,910	221
Health Care Technology (9.4%)
athenahealth, Inc. (a)	3,688	422
Castlight Health, Inc., Class B (a)	20,228	165
HMS Holdings Corp. (a)	9,996	172
Medidata Solutions, Inc. (a)	8,113	441
Press Ganey Holdings, Inc. (a)	3,739	107
Veeva Systems, Inc., Class A (a)	4,445	124
		1,431
Hotels, Restaurants & Leisure (6.3%)
Fiesta Restaurant Group, Inc. (a)	6,393	320
Habit Restaurants, Inc. (The) (a)	6,011	188
Krispy Kreme Doughnuts, Inc. (a)	7,956	153
Wingstop, Inc. (a)	931	26
Zoe's Kitchen, Inc. (a)(b)	6,837	280
		967
Internet & Catalog Retail (8.2%)
Blue Nile, Inc. (a)	5,457	166
Etsy, Inc. (a)(b)	14,109	198
Jumei International Holding Ltd. ADR (China) (a)	3,662	84
	Shares	Value (000)
MakeMyTrip Ltd. (India) (a)	6,289	$124
Ocado Group PLC (United Kingdom) (a)	32,619	229
Qunar Cayman Islands Ltd. ADR (China) (a)(b)	1,715	73
Wayfair, Inc., Class A (a)(b)	6,151	231
zulily, Inc., Class A (a)(b)	11,012	144
		1,249
Internet Software & Services (23.3%)
Actua Corp. (a)	3,620	52
Angie's List, Inc. (a)	9,739	60
Autohome, Inc. ADR (China) (a)	4,237	214
Benefitfocus, Inc. (a)	6,453	283
Coupons.com, Inc. (a)(b)	7,613	82
Criteo SA ADR (France) (a)	10,983	524
Dealertrack Technologies, Inc. (a)	8,205	515
Everyday Health, Inc. (a)	4,942	63
GrubHub, Inc. (a)	14,230	485
Just Eat PLC (United Kingdom) (a)	32,459	208
Marketo, Inc. (a)	5,283	148
New Relic, Inc. (a)	2,391	84
OPOWER, Inc. (a)(b)	5,967	69
Shutterstock, Inc. (a)	2,340	137
Twitter, Inc. (a)	12,083	438
Youku Tudou, Inc. ADR (China) (a)	5,470	134
Zillow Group, Inc., Class A (a)(b)	847	73
		3,569
Machinery (2.5%)
Manitowoc Co., Inc. (The)	19,672	385
Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(d)(e)	113,183	—
Pharmaceuticals (1.4%)
Impax Laboratories, Inc. (a)	4,717	217
Professional Services (5.8%)
Advisory Board Co. (The) (a)	5,861	320
CEB, Inc.	3,712	323
WageWorks, Inc. (a)	5,931	240
		883
Semiconductors & Semiconductor Equipment (1.0%)
Tessera Technologies, Inc.	3,941	150
Software (9.5%)
Ellie Mae, Inc. (a)	4,034	282
FireEye, Inc. (a)	1,883	92
FleetMatics Group PLC (a)	9,032	423
Guidewire Software, Inc. (a)	5,889	312
Solera Holdings, Inc.	3,187	142
Xero Ltd. (Australia) (a)	4,412	54
Zendesk, Inc. (a)	6,775	150
		1,455
Specialty Retail (7.2%)
Citi Trends, Inc. (a)	3,983	96
Five Below, Inc. (a)	13,069	517
The accompanying notes are an integral part of the financial statements.
5

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Specialty Retail (cont'd)
Restoration Hardware Holdings, Inc. (a)	5,035	$492
		1,105
Total Common Stocks (Cost $10,975)		14,551
Preferred Stocks (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation Series M-1 (a)(d)(e)(f) (acquisition cost — $142; acquired 3/19/08)	9,428	11
Mode Media Corporation Escrow Series M-1 (a)(d)(e)(f) (acquisition cost — $13; acquired 3/19/08)	1,346	1
Total Preferred Stocks (Cost $155)		12
Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (a)(e)(f) (acquisition cost — $—@; acquired 9/16/10) (Cost $—@)	17	—	@
	Face Amount (000)
Promissory Notes (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost — $60; acquired 3/19/08)	$21	18
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost — $1; acquired 3/19/08)	1	—	@
Total Promissory Notes (Cost $61)		18
	Shares
Short-Term Investments (14.0%)
Securities held as Collateral on Loaned Securities (9.1%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	987,888	988
	Face Amount (000)
Repurchase Agreements (2.7%)
Barclays Capital, Inc., (0.10%, dated 6/30/15, due 7/1/15; proceeds $324; fully collateralized by various U.S. Government obligations; 0.88% – 2.00% due 2/28/17 – 10/31/21; valued at $331)	$324	324
BNP Paribas Securities Corp., (0.10%, dated 6/30/15, due 7/1/15; proceeds $36; fully collateralized by various U.S. Government agency securities; 2.35% – 5.50% due 12/22/15 – 6/15/43 and a U.S. Government obligation; 0.63% due 7/15/16; valued at $37)	36	36
	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.11%, dated 6/30/15, due 7/1/15; proceeds $49; fully collateralized by various U.S. Government obligations; Zero Coupon – 0.25% due 5/15/16 – 2/15/24; valued at $50)	$49	$49
		409
Total Securities held as Collateral on Loaned Securities (Cost $1,397)		1,397
	Shares
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $747)	746,964	747
Total Short-Term Investments (Cost $2,144)		2,144
Total Investments (109.4%) (Cost $13,335) Including $1,423 of Securities Loaned		16,725
Liabilities in Excess of Other Assets (-9.4%)		(1,442)
Net Assets (100.0%)		$15,283

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2015.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  At June 30, 2015, the Portfolio held fair valued securities valued at approximately $30,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  Security has been deemed illiquid at June 30, 2015.

(f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2015 amounts to approximately $30,000 and represents 0.2% of net assets.

@  Value is less than $500.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	23.5%
Other**	22.8
Software	9.5
Health Care Technology	9.3
Internet & Catalog Retail	8.1
Capital Markets	7.5
Specialty Retail	7.2
Hotels, Restaurants & Leisure	6.3
Professional Services	5.8
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2015 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $11,600)	$14,990
Investment in Security of Affiliated Issuer, at Value (Cost $1,735)	1,735
Total Investments in Securities, at Value (Cost $13,335)	16,725
Foreign Currency, at Value (Cost $ —@)	—	@
Cash	25
Due from Adviser	2
Dividends Receivable	1
Interest Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	7
Total Assets	16,760
Liabilities:
Collateral on Securities Loaned, at Value	1,422
Payable for Professional Fees	24
Payable for Custodian Fees	8
Payable for Portfolio Shares Redeemed	6
Payable for Distribution Fees — Class II Shares	3
Payable for Servicing Fees	3
Payable for Administration Fees	1
Payable for Transfer Agency Fees	—	@
Other Liabilities	10
Total Liabilities	1,477
NET ASSETS	$15,283
Net Assets Consist of:
Paid-in-Capital	$7,387
Accumulated Net Investment Loss	(51)
Accumulated Undistributed Net Realized Gain	4,557
Unrealized Appreciation (Depreciation) on:
Investments	3,390
Foreign Currency Translations	—	@
Net Assets	$15,283
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 877,880 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$17.41
(1) Including:
Securities on Loan, at Value:	$1,423

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2015 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$24
Income from Securities Loaned — Net	22
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	46
Expenses:
Advisory Fees (Note B)	72
Professional Fees	45
Distribution Fees — Class II Shares (Note D)	25
Administration Fees (Note C)	15
Custodian Fees (Note F)	13
Shareholder Reporting Fees	7
Pricing Fees	3
Servicing Fees (Note C)	3
Transfer Agency Fees (Note E)	1
Directors' Fees and Expenses	1
Other Expenses	4
Total Expenses	189
Waiver of Advisory Fees (Note B)	(72)
Distribution Fees — Class II Shares Waived (Note D)	(16)
Expenses Reimbursed by Adviser (Note B)	(5)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	96
Net Investment Loss	(50)
Realized Gain (Loss):
Investments Sold	785
Foreign Currency Transactions	(1)
Net Realized Gain	784
Change in Unrealized Appreciation (Depreciation):
Investments	164
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	164
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	948
Net Increase in Net Assets Resulting from Operations	$898

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2015 (unaudited) (000)	Year Ended December 31, 2014 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(50)	$(111)
Net Realized Gain	784	3,879
Net Change in Unrealized Appreciation (Depreciation)	164	(6,851)
Net Increase (Decrease) in Net Assets Resulting from Operations	898	(3,083)
Distributions from and/or in Excess of:
Class II:
Net Realized Gain	—	(5,428)
Total Distributions	—	(5,428)
Capital Share Transactions:(1)
Class II:
Subscribed	190	1,216
Distributions Reinvested	—	5,428
Redeemed	(1,817)	(5,496)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,627)	1,148
Total Decrease in Net Assets	(729)	(7,363)
Net Assets:
Beginning of Period	16,012	23,375
End of Period (Including Accumulated Net Investment Loss of $(51) and $(1))	$15,283	$16,012
(1) Capital Share Transactions:
Class II:
Shares Subscribed	11	58
Shares Issued on Distributions Reinvested	—	326
Shares Redeemed	(107)	(262)
Net Increase (Decrease) in Class II Shares Outstanding	(96)	122

The accompanying notes are an integral part of the financial statements.
10

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Financial Highlights

Small Company Growth Portfolio

	Class II
	Six Months Ended June 30, 2015		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.43		$27.44	$16.67	$14.81	$16.87	$13.33
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.05)		(0.12)	(0.15)	(0.07)	(0.08)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.03		(3.58)	11.74	2.24	(1.30)	3.56
Total from Investment Operations	0.98		(3.70)	11.59	2.17	(1.38)	3.54
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	—	(0.68)	—
Net Realized Gain	—		(7.31)	(0.82)	(0.31)	—	—
Total Distributions	—		(7.31)	(0.82)	(0.31)	(0.68)	—
Net Asset Value, End of Period	$17.41		$16.43	$27.44	$16.67	$14.81	$16.87
Total Return ++	5.96	%#	(13.86)%	71.33%	14.71%	(8.71)%	26.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,283		$16,012	$23,375	$18,771	$21,696	$30,178
Ratio of Expenses to Average Net Assets(1)	1.25	%+*	1.24%+	1.25%+	1.25%+	1.25%+	1.25	%+
Ratio of Net Investment Loss to Average Net Assets(1)	(0.65	)%+*	(0.61)%+	(0.70)%+	(0.43)%+	(0.51)%+	(0.17	)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%	0.00%§	0.00%§	0.00%§	0.00	%§
Portfolio Turnover Rate	18	%#	50%	46%	22%	26%	25%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.43	%*	2.41%	2.25%	2.05%	1.92%	1.81	%+
Net Investment Loss to Average Net Assets	(1.83	)%*	(1.78)%	(1.70)%	(1.23)%	(1.18)%	(0.73	)%+

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio holds promissory notes it has made to certain investee companies for this same purpose, the details of which are disclosed in the Portfolio of Investments. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Effective at the close of business on May 30, 2014, the Portfolio suspended offering Class II shares of the Portfolio to new investors. The Portfolio will continue to offer Class II shares of the Portfolio to existing shareholders. The Portfolio may recommence offering Class II shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class II shares may be limited in amount and may commence and terminate without any prior notice.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which

12

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$484	$—	$—		$484
Biotechnology	581	—	—		581
Capital Markets	1,087	59	—		1,146
Chemicals	149	—	—		149
Electrical Equipment	370	—	—		370
Electronic Equipment, Instruments & Components	132	—	—		132
Health Care Equipment & Supplies	57	—	—		57
Health Care Providers & Services	221	—	—		221
Health Care Technology	1,431	—	—		1,431
Hotels, Restaurants & Leisure	967	—	—		967
Internet & Catalog Retail	1,249	—	—		1,249
Internet Software & Services	3,569	—	—		3,569
Machinery	385	—	—		385
Multi-Utilities	—	—	—	†	—	†
Pharmaceuticals	217	—	—		217
Professional Services	883	—	—		883
Semiconductors & Semiconductor Equipment	150	—	—		150

13

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Software	$1,455	$—		$—		$1,455
Specialty Retail	1,105	—		—		1,105
Total Common Stocks	14,492	59		—	†	14,551	†
Preferred Stocks	—	—		12		12
Convertible Preferred Stock	—	—	@	—		—	@
Promissory Notes	—	—		18		18
Short-Term Investments
Investment Company	1,735	—		—		1,735
Repurchase Agreements	—	409		—		409
Total Short-Term Investments	1,735	409		—		2,144
Total Assets	$16,227	$468		$30	†	$16,725	†

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2015, securities with a total value of approximately $436,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at June 30, 2015. As of June 30, 2015, a security with a total value of less than $500 transferred from Level 3 to

Level 2. The security was valued using significant unobservable inputs at December 31, 2014, and was valued using other significant observable inputs at June 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)		Promissory Notes (000)
Beginning Balance	$—	†	$18	$—	@	$18
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		—	(—	@)	—
Corporate actions	—		—	—		—
Change in unrealized appreciation (depreciation)	—		(6)	—	@	—
Realized gains (losses)	—		—	—		—
Ending Balance	$—	†	$12	$—		$18
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2015	$—		$(6)	$—	@	$—

@  Value is less than $500.

†  Includes one security which was valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet Software & Services
Preferred Stock	$11	Market Transaction Method	Precedent Transaction	$0.99		$0.99		$0.99		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.5	x	6.3	x	3.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Preferred Stock - Escrow	$1		Discount for Escrow	54.8%		54.8%		54.8%		Decrease

14

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

	Fair Value at June 30, 2015 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Internet Software & Services (cont'd)
Promissory Note	$18	Market Transaction	Valuation at Issuance as a Percentage of Principal	100.0%	100.0%	100%	Increase
			Cost of Debt	14.1%	14.1%	14.1%	Decrease
			Valuation as a Percentage of Principal	87.6%	87.6%	87.6%	Increase

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

15

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned – Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2015.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,423	(a)	$—	$(1,423	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of approximately $1,422,000, of which approximately $1,397,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2015, there was uninvested cash of approximately $25,000, which is not reflected in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $12,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

6.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date

16

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

(date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Over $1.5 billion
0.92%	0.85%	0.80%

For the six months ended June 30, 2015, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest, and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2015, approximately $72,000 of advisory fees were waived and approximately $5,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.25% of the Portfolio's average daily net assets. Effective May 1, 2015, the administration fee was reduced to 0.08%.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

Effective May 1, 2015, the Fund accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Portfolio held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Fund to provide administrative and other contract-owner related services on behalf of the Portfolio.

D. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Portfolio and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Portfolio is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.30% of the 0.35% distribution fee that it may receive. For the six months ended June 30, 2015, this waiver amounted to approximately $16,000. Effective May 1, 2015, the distribution fee was reduced to 0.25% and the Distributor will no longer waive a portion of the distribution fees that it may receive.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2015, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and

17

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

short-term investments, were approximately $2,712,000 and $4,572,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2015.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2015 is as follows:

Value December 31, 2014 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2015 (000)
$1,229	$4,117	$3,611	$—	@	$1,735

@  Amount is less than $500.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes – Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2014 and 2013 was as follows:

2014 Distributions Paid From:		2013 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$179	$5,249	$24	$785

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2014:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)		Paid-in- Capital (000)
$111	$—	@	$(111)

@  Amount is less than $500.

At December 31, 2014, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$3,842

18

The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015 (unaudited)

Notes to Financial Statements (cont'd)

At June 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,109,000 and the aggregate gross unrealized depreciation is approximately $719,000 resulting in net unrealized appreciation of approximately $3,390,000.

I. Other: At June 30, 2015, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 91.0% for Class II shares.

19

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The Universal Institutional Funds, Inc.

Semi-Annual Report – June 30, 2015

Director and Officer Information

Directors

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

Michael E. Nugent
Chairperson of the Board and Director

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Portfolio. For more detailed information about the Portfolio, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Portfolio, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFSCGSAN
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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Universal Institutional Funds, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2015